UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

August 31, 2009

Nuveen Connecticut Municipal Bond Fund	Nuveen New Jersey Municipal Bond Fund	Nuveen New York Municipal Bond Fund	Nuveen New York Insured Municipal Bond Fund

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholder,

The financial markets in which your Fund operates continue to reflect the larger economic crosscurrents. The illiquidity that infected global credit markets over the last year appears to be slowly but steadily receding. The major institutions that are the linchpin of the international financial system are strengthening their capital structures, but many still struggle with losses in their various portfolios. There are encouraging signs of recovery in European and Asian economies, while the U.S. economy continues to feel the impact of job losses and an over-borrowed consumer. Global trends include modestly increasing trade and increased concern about the ability of the U.S. government to address its substantial budgetary deficits. Identifying those developments that will define the future is never easy, but rarely is it more difficult than at present.

After considerable volatility in the first few months of 2009, both the fixed-income and equity markets have seen a partial recovery. A fundamental component of a successful long-term investment program is a commitment to remain invested during market downturns in order to be better positioned to benefit from any recovery. Another component is to re-evaluate investment disciplines and tactics and to confirm their validity following periods of extreme volatility and market dislocation, such as we have recently experienced. Your Board carried out an intensive review of investment performance with these objectives in mind during April and May of this year as part of the annual management contract renewal process. I encourage you to read the description of this process in the Annual Investment Management Agreement Approval Process section of this report.

Remaining invested through market downturns and reconfirming the appropriateness of a long term investment strategy is as important for our shareholders as it is for professional investment managers. For that reason, I again encourage you to remain in communication with your financial consultant on these subjects. For recent developments on all your Nuveen Funds, please visit the Nuveen web site: www.nuveen.com.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Nuveen Fund Board

October 20, 2009

Nuveen Investments	1

Portfolio Manager’s Comments for the Nuveen Connecticut, New Jersey, New York and New York Insured Municipal Bond Funds

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Portfolio manager Cathryn Steeves discusses key investment strategies and each Fund’s performance during the six months ending August 31, 2009. Cathryn, who has 13 years of investment experience, has managed the Funds since 2006.

How did the Funds perform during the six-month reporting period?

The chart on page three provides total return performance information for the Funds for the six-month, one-year, five-year and ten-year periods ended August 31, 2009. During that time frame, the Class A Shares of the Connecticut, New York and New York Insured Funds all outperformed their respective Lipper peer fund averages, while the New Jersey Fund modestly trailed its Lipper average. Three of the four Funds – the Connecticut, New Jersey and uninsured New York Fund – outperformed their respective Standard & Poor’s (S&P) state indexes. The Insured New York Fund underperformed its S&P state index, although the comparison to an uninsured index is imperfect. To varying degrees, all of the Funds outperformed the national Barclays Capital Municipal Bond Index while the three uninsured Funds outperformed the S&P National Municipal Bond Index.

The big story in the municipal bond market during the six month period was the dramatic tightening of credit spreads. This measures the amount of additional income that investors were demanding in exchange for purchasing lower-rated, higher-risk bonds. Credit spreads were extraordinarily wide at the start of the period, meaning that investors wanted a considerable premium when buying lower rated securities. As credit became more available and investors became less pessimistic in their economic outlook, the markets became considerably less risk-averse. In turn, this drove a strong rally in the municipal market generally, and among lower rated securities in particular. Credit spreads narrowed sharply, and the lowest-rated bonds – which had been hit the hardest prior to the reporting period – fared the best overall in this environment.

During the worst of last fall’s credit crisis, we believed that spreads on all but the highest-quality municipal bonds seemed far too wide relative to their risks. Depending on the availability within each state, we took advantage of opportunities to add bonds trading for what we believed were undeservedly low prices. In many cases, our investments were in BBB-rated and non-rated bonds – two credit rating categories in which we were overweighted and that especially boosted the relative performance of the Connecticut, New Jersey and uninsured New York Funds.

All four Funds benefited from having relatively long durations, meaning that the portfolios had increased price sensitivity to changes in interest rates. As investors became more comfortable assuming interest rate risk, they were willing to invest in longer-dated securities, boosting their performance. In particular, the Funds were relatively

2	Nuveen Investments

1	For each Fund, the Lipper average shown represents the average annualized total return for all reporting funds for the periods ended August 31, 2009. The Lipper categories contained 21, 20, 16 and 16 funds in the Lipper Connecticut Municipal Debt Funds Average, 47, 46, 34 and 30 funds in the Lipper New Jersey Municipal Debt Funds Average, 95, 94, 86 and 70 funds in the Lipper New York Municipal Debt Funds Average and 61, 60, 57 and 56 funds in the Lipper Single-State Insured Municipal Debt Funds Average for the respective six-month, one-year, five-year and ten-year periods ended August 31, 2009. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.

2	The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value weighted index designed to measure the performance of the investment-grade municipal bond market. The index does not reflect any initial or ongoing expenses and is not available for direct investment.

The Standard & Poor’s (S&P) Connecticut Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade Connecticut municipal bond market. The index does not reflect any initial or ongoing expenses and is not available for direct investment. The Standard & Poor’s (S&P) New Jersey Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade New Jersey municipal bond market. The index does not reflect any initial or ongoing expenses and is not available for direct investment. The Standard & Poor’s (S&P) New York Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade New York municipal bond market. The index does not reflect any initial or ongoing expenses and is not available for direct investment.

3	The Barclays Capital Municipal Bond Index is an unmanaged, unleveraged index comprised of a broad range of investment-grade municipal bonds. The Barclays Capital New York Insured Municipal Bond Index is an unmanaged, unleveraged index comprised of insured New York municipal bond issues. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

Class A Shares – Average Annual Total Returns

As of 8/31/09

	Cumulative Six-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen Connecticut Municipal Bond Fund
A Shares at NAV	7.34%	4.98%	3.57%	4.79%
A Shares at Offer	2.82%	0.56%	2.69%	4.34%
Lipper Connecticut Municipal Debt Funds Average[1]	6.78%	4.07%	2.96%	4.30%
Standard & Poor’s (S&P) Connecticut Municipal Bond Index[2]	4.20%	5.28%	3.95%	5.20%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	6.49%	4.68%	4.00%	5.30%
Barclays Capital Municipal Bond Index[3]	5.61%	5.67%	4.16%	5.40%
Nuveen New Jersey Municipal Bond Fund
A Shares at NAV	8.10%	5.02%	3.62%	4.73%
A Shares at Offer	3.56%	0.64%	2.74%	4.28%
Lipper New Jersey Municipal Debt Funds Average[1]	8.16%	3.15%	3.19%	4.25%
Standard & Poor’s (S&P) New Jersey Municipal Bond Index[2]	6.68%	5.58%	4.58%	5.44%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	6.49%	4.68%	4.00%	5.30%
Barclays Capital Municipal Bond Index[3]	5.61%	5.67%	4.16%	5.40%
Nuveen New York Municipal Bond Fund
A Shares at NAV	8.10%	4.54%	3.63%	4.85%
A Shares at Offer	3.57%	0.13%	2.74%	4.40%
Lipper New York Municipal Debt Funds Average[1]	7.55%	2.86%	2.88%	4.28%
Standard & Poor’s (S&P) New York Municipal Bond Index[2]	6.31%	5.32%	4.27%	5.45%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	6.49%	4.68%	4.00%	5.30%
Barclays Capital Municipal Bond Index[3]	5.61%	5.67%	4.16%	5.40%
Nuveen New York Insured Municipal Bond Fund
A Shares at NAV	5.73%	4.39%	3.25%	4.72%
A Shares at Offer	1.30%	-0.02%	2.38%	4.27%
Lipper Single-State Insured Municipal Debt Funds Average[1]	4.81%	4.07%	2.94%	4.30%
Standard & Poor’s (S&P) New York Municipal Bond Index[2]	6.31%	5.32%	4.27%	5.45%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	6.49%	4.68%	4.00%	5.30%
Barclays Capital New York Insured Municipal Bond Index[3]	4.99%	5.83%	4.22%	5.66%
Barclays Capital Municipal Bond Index[3]	5.61%	5.67%	4.16%	5.40%

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Returns at NAV would be lower if the sales charge were included. Class A Shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Nuveen Investments	3

underweighted on the short end of the yield curve as well as overweighted in intermediate-duration bonds – two positive factors for performance. A slight overweighting in longer-dated issues was a modest counterbalancing negative for all four portfolios.

Tobacco bonds provided very strong returns during the past six months, in part because of their generally lower credit quality and higher yields. Unfortunately, all four Funds were underexposed to this category, hampering relative performance. The Funds also lacked exposure to natural gas prepayment bonds, in which public utilities contract with Wall Street financial firms to prepay for natural gas supplies. As investor sentiment about the financial industry improved, these bonds performed well. Unfortunately, they were not available for purchase in Connecticut, New Jersey and New York, detracting from returns on a relative basis.

What strategies were used to manage the Funds?

As previously mentioned, credit spreads narrowed dramatically but still were wider than normal for much of the period. With the help of Nuveen’s credit research team, we continued to find numerous opportunities to invest in lower-rated bonds that we thought could provide strong long-term value potential for our shareholders. We pursued this opportunistic investment approach throughout the majority of the period for the three uninsured Funds. In July and August, however, spreads were tighter – making value somewhat harder to identify – and this curtailed our buying activity. Another factor limiting activity was the introduction of Build America Bonds. Build America Bonds are a new class of taxable municipal debt created as part of the February 2009 economic stimulus package. They provide municipal issuers with a federal subsidy equal to 35% of the security’s interest payments and therefore offer issuers an attractive alternative to traditional tax-exempt debt.

Our purchases varied from portfolio to portfolio, depending on the availability of bonds within each state. In all three uninsured Funds, for example, we added various health care and higher education bonds, many of which were lower-rated. Other noteworthy purchases included mental health, income-tax-backed, housing and parking bonds for Yankee Stadium in the uninsured New York Fund; water and long-term-care bonds in the Connecticut Fund; and state appropriation and general obligation bonds in the New Jersey Fund. When making purchases, we emphasized bonds with maturities of 20 to 30 years – a portion of the yield curve we felt was offering favorable long-term values. To fund our purchases, we generally sold shorter-dated issues whose appreciation potential we felt was more limited and also invested the proceeds of bond calls.

In the New York Insured Fund, purchase activity was quite limited during the six month period. Following the credit rating downgrade of most major municipal bond insurers, it has become increasingly difficult to find suitable AAA-rated insured bonds, which, must make up 80% of the portfolio’s assets. Given this criterion, we made only a few purchases during the six-month period, buying an issue of dedicated tax-backed New York State Convention Center bonds as well as some insured water bonds and student loan bonds.

4	Nuveen Investments

Recent Developments Regarding Bond Insurance Companies

Another factor that had an impact on the performance of these Funds was their positions in bonds backed by municipal bond insurers that experienced downgrades in their credit ratings. During the period covered by this report, all bond insurers experienced one or more rating reductions by at least one or more rating agencies. At the time this report was prepared, there are no longer any bond insurers rated AAA by more than one of the major rating agencies (Moody’s Investor Service, S&P and Fitch) and at least one rating agency has placed each insurer on “negative credit watch,” “credit outlook/watch developing” “credit outlook/watch negative,” “credit watch evolving,” “rating withdrawn” or “regulatory supervision” which may presage one or more rating reductions for any insurer in the future. As concern increased about the balance sheets of insurers, prices on insured bonds - especially those bonds issued by weaker underlying credits - declined, detracting from the Funds’ performances. By the end of this period, most insured bonds were being valued according to their fundamentals as if they were uninsured. On the whole, the holdings of all of these Funds continued to be well diversified and it is important to note that municipal bonds historically have had a very low rate of default.

Dividend Information

During the reporting period, the Class I Shares of the New Jersey Fund experienced one dividend increase in August 2009. There were no other dividend changes to any of the other share classes of the Funds during the past six months.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of August 31, 2009, all of the Funds in this report had a positive UNII balance, based upon our best estimate, for tax purposes. The New Jersey, New York and New York Insured Funds had positive UNII balances and the Connecticut Fund had a negative UNII balance for financial statement purposes.

Nuveen Investments	5

Fund Spotlight as of 8/31/09 Nuveen Connecticut Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	FCTTX	FCTBX	FCTCX	FCTRX
NAV	$10.27	$10.26	$10.27	$10.31
Latest Monthly Dividend[1]	$0.0350	$0.0290	$0.0305	$0.0370
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0346	$0.0346	$0.0346	$0.0346
Inception Date	7/13/87	2/11/97	10/04/93	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within 12 months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after 6 years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 8/31/09

A Shares	NAV	Offer
1-Year	4.98%	0.56%
5-Year	3.57%	2.69%
10-Year	4.79%	4.34%

B Shares	w/o CDSC	w/CDSC
1-Year	4.10%	0.10%
5-Year	2.79%	2.62%
10-Year	4.16%	4.16%

C Shares	NAV
1-Year	4.40%
5-Year	3.01%
10-Year	4.22%

I Shares	NAV
1-Year	5.21%
5-Year	3.77%
10-Year	4.99%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.09%	3.92%
30-Day Yield[3]	3.58%	—
SEC 30-Day Yield[3,4]	—	3.42%
Taxable-Equivalent Yield[4,5]	5.23%	5.00%

B Shares	NAV
Dividend Yield[3]	3.39%
30-Day Yield[3]	2.83%
Taxable-Equivalent Yield[5]	4.14%

C Shares	NAV
Dividend Yield[3]	3.56%
30-Day Yield[3]	3.03%
Taxable-Equivalent Yield[5]	4.43%

I Shares	NAV
Dividend Yield[3]	4.31%
SEC 30-Day Yield[3]	3.77%
Taxable-Equivalent Yield[5]	5.51%

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	14.34%	9.49%
5-Year	4.18%	3.29%
10-Year	5.19%	4.74%

B Shares	w/o CDSC	w/CDSC
1-Year	13.62%	9.62%
5-Year	3.42%	3.24%
10-Year	4.56%	4.56%

C Shares	NAV
1-Year	13.83%
5-Year	3.62%
10-Year	4.62%

I Shares	NAV
1-Year	14.56%
5-Year	4.38%
10-Year	5.40%

Portfolio Statistics
Net Assets ($000)	$342,692
Average Effective Maturity on Securities (Years)	16.73
Average Duration	6.43

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.83%	2/28/09
Class B	1.58%	2/28/09
Class C	1.38%	2/28/09
Class I	0.63%	2/28/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid September 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2009.

2	Paid November 12, 2008. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.6%.

6	Nuveen Investments

Fund Spotlight as of 8/31/09 Nuveen Connecticut Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Education and Civic Organizations	21.1%
Tax Obligation/General	15.5%
Tax Obligation/Limited	11.9%
Utilities	9.5%
U.S. Guaranteed	8.7%
Health Care	8.5%
Water and Sewer	8.2%
Housing/Single Family	5.3%
Other	11.3%

1	As a percentage of total investments as of August 31, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/09)	$1,073.40	$1,068.60	$1,070.50	$1,074.40	$1,020.92	$1,017.14	$1,018.15	$1,021.93
Expenses Incurred During Period	$4.44	$8.34	$7.31	$3.40	$4.33	$8.13	$7.12	$3.31

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .85%, 1.60%, 1.40% and .65% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Investments	7

Fund Spotlight as of 8/31/09 Nuveen New Jersey Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	NNJAX	NNJBX	NNJCX	NMNJX
NAV	$10.38	$10.39	$10.35	$10.42
Latest Monthly Dividend[1]	$0.0360	$0.0300	$0.0315	$0.0380
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0283	$0.0283	$0.0283	$0.0283
Inception Date	9/06/94	2/03/97	9/21/94	2/28/92

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within 12 months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after 6 years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 8/31/09

A Shares	NAV	Offer
1-Year	5.02%	0.64%
5-Year	3.62%	2.74%
10-Year	4.73%	4.28%

B Shares	w/o CDSC	w/CDSC
1-Year	4.24%	0.24%
5-Year	2.86%	2.69%
10-Year	4.11%	4.11%

C Shares	NAV
1-Year	4.45%
5-Year	3.07%
10-Year	4.16%

I Shares	NAV
1-Year	5.30%
5-Year	3.85%
10-Year	4.94%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.16%	3.99%
30-Day Yield[3]	3.88%	—
SEC 30-Day Yield[3,4]	—	3.72%
Taxable-Equivalent Yield[4,5]	5.76%	5.52%

B Shares	NAV
Dividend Yield[3]	3.46%
30-Day Yield[3]	3.14%
Taxable-Equivalent Yield[5]	4.66%

C Shares	NAV
Dividend Yield[3]	3.65%
30-Day Yield[3]	3.34%
Taxable-Equivalent Yield[5]	4.96%

I Shares	NAV
Dividend Yield[3]	4.38%
SEC 30-Day Yield[3]	4.08%
Taxable-Equivalent Yield[5]	6.05%

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	15.50%	10.64%
5-Year	4.38%	3.49%
10-Year	5.24%	4.79%

B Shares	w/o CDSC	w/CDSC
1-Year	14.64%	10.64%
5-Year	3.60%	3.42%
10-Year	4.61%	4.61%

C Shares	NAV
1-Year	14.81%
5-Year	3.81%
10-Year	4.65%

I Shares	NAV
1-Year	15.79%
5-Year	4.59%
10-Year	5.44%

Portfolio Statistics
Net Assets ($000)	$224,117
Average Effective Maturity on Securities (Years)	16.91
Average Duration	6.43

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.85%	2/28/09
Class B	1.60%	2/28/09
Class C	1.40%	2/28/09
Class I	0.65%	2/28/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid September 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2009.

2	Paid November 12, 2008. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.6%.

8	Nuveen Investments

Fund Spotlight as of 8/31/09 Nuveen New Jersey Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/Limited	22.8%
Health Care	20.6%
Transportation	14.2%
U.S. Guaranteed	11.7%
Education and Civic Organizations	9.9%
Tax Obligation/General	4.8%
Housing Single Family	4.1%
Other	11.9%

1	As a percentage of total investments as of August 31, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/09)	$1,081.00	$1,076.00	$1,077.30	$1,081.70	$1,020.92	$1,017.14	$1,018.15	$1,021.93
Expenses Incurred During Period	$4.46	$8.37	$7.33	$3.41	$4.33	$8.13	$7.12	$3.31

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .85%, 1.60%, 1.40% and .65% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Investments	9

Fund Spotlight as of 8/31/09 Nuveen New York Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	NNYAX	NNYBX	NNYCX	NTNYX
NAV	$10.40	$10.40	$10.40	$10.42
Latest Monthly Dividend[1]	$0.0380	$0.0320	$0.0335	$0.0400
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0360	$0.0360	$0.0360	$0.0360
Inception Date	9/07/94	2/03/97	9/14/94	12/22/86

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within 12 months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after 6 years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/09

A Shares	NAV	Offer
1-Year	4.54%	0.13%
5-Year	3.63%	2.74%
10-Year	4.85%	4.40%

B Shares	w/o CDSC	w/CDSC
1-Year	3.87%	-0.11%
5-Year	2.87%	2.69%
10-Year	4.23%	4.23%

C Shares	NAV
1-Year	3.97%
5-Year	3.07%
10-Year	4.28%

I Shares	NAV
1-Year	4.79%
5-Year	3.86%
10-Year	5.06%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.38%	4.20%
30-Day Yield[3]	4.08%	—
SEC 30-Day Yield[3,4]	—	3.91%
Taxable-Equivalent Yield[4,5]	6.08%	5.83%

B Shares	NAV
Dividend Yield[3]	3.69%
30-Day Yield[3]	3.34%
Taxable-Equivalent Yield[5]	4.98%

C Shares	NAV
Dividend Yield[3]	3.87%
30-Day Yield[3]	3.54%
Taxable-Equivalent Yield[5]	5.28%

I Shares	NAV
Dividend Yield[3]	4.61%
SEC 30-Day Yield[3]	4.28%
Taxable-Equivalent Yield[5]	6.38%

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	15.69%	10.85%
5-Year	4.45%	3.55%
10-Year	5.35%	4.90%

B Shares	w/o CDSC	w/CDSC
1-Year	14.97%	10.97%
5-Year	3.68%	3.50%
10-Year	4.73%	4.73%

C Shares	NAV
1-Year	15.07%
5-Year	3.88%
P10-Year	4.78%

I Shares	NAV
1-Year	16.06%
5-Year	4.66%
10-Year	5.56%

Portfolio Statistics
Net Assets ($000)	$418,168
Average Effective Maturity on Securities (Years)	18.02
Average Duration	6.52

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.84%	2/28/09
Class B	1.59%	2/28/09
Class C	1.39%	2/28/09
Class I	0.64%	2/28/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid September 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2009.

2	Paid November 12, 2008. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.9%.

10	Nuveen Investments

Fund Spotlight as of 8/31/09 Nuveen New York Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/Limited	22.1%
Health Care	15.6%
Education and Civic Organizations	11.8%
Transportation	10.7%
Utilities	9.8%
Tax Obligation/General	6.3%
Housing/Multifamily	5.4%
Long-Term Care	4.6%
Other	13.7%

1	As a percentage of total investments as of August 31, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/09)	$1,081.00	$1,077.20	$1,078.10	$1,082.10	$1,020.82	$1,017.04	$1,018.05	$1,021.83
Expenses Incurred During Period	$4.56	$8.48	$7.44	$3.52	$4.43	$8.24	$7.22	$3.41

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .87%, 1.62%, 1.42% and .67% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Investments	11

Fund Spotlight as of 8/31/09 Nuveen New York Insured Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	NNYIX	NNIMX	NNYKX	NINYX
NAV	$9.96	$9.99	$9.97	$10.00
Latest Monthly Dividend[1]	$0.0325	$0.0265	$0.0280	$0.0340
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0306	$0.0306	$0.0306	$0.0306
Inception Date	9/07/94	2/11/97	9/14/94	12/22/86

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within 12 months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after 6 years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/09

A Shares	NAV	Offer
1-Year	4.39%	-0.02%
5-Year	3.25%	2.38%
10-Year	4.72%	4.27%

B Shares	w/o CDSC	w/CDSC
1-Year	3.60%	-0.39%
5-Year	2.48%	2.31%
10-Year	4.10%	4.10%

C Shares	NAV
1-Year	3.80%
5-Year	2.68%
10-Year	4.14%

I Shares	NAV
1-Year	4.57%
5-Year	3.44%
10-Year	4.92%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	3.92%	3.75%
30-Day Yield[3]	3.67%	—
SEC 30-Day Yield[3,4]	—	3.51%
Taxable-Equivalent Yield[4,5]	5.47%	5.23%

B Shares	NAV
Dividend Yield[3]	3.18%
30-Day Yield[3]	2.92%
Taxable-Equivalent Yield[5]	4.35%

C Shares	NAV
Dividend Yield[3]	3.37%
30-Day Yield[3]	3.12%
Taxable-Equivalent Yield[5]	4.65%

I Shares	NAV
Dividend Yield[3]	4.08%
SEC 30-Day Yield[3]	3.87%
Taxable-Equivalent Yield[5]	5.77%

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	13.55%	8.82%
5-Year	3.78%	2.90%
10-Year	5.09%	4.63%

B Shares	w/o CDSC	w/CDSC
1-Year	12.67%	8.67%
5-Year	3.01%	2.84%
10-Year	4.46%	4.46%

C Shares	NAV
1-Year	12.91%
5-Year	3.21%
10-Year	4.50%

I Shares	NAV
1-Year	13.71%
5-Year	3.99%
10-Year	5.29%

Portfolio Statistics
Net Assets ($000)	$292,285
Average Effective Maturity on Securities (Years)	15.81
Average Duration	5.28

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.85%	2/28/09
Class B	1.59%	2/28/09
Class C	1.40%	2/28/09
Class I	0.65%	2/28/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid September 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2009.

2	Paid November 12, 2008. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.9%.

12	Nuveen Investments

Fund Spotlight as of 8/31/09 Nuveen New York Insured Municipal Bond Fund

Bond Credit Quality1,2

*	U.S. Guaranteed includes 3.1% (as a % of total investments) of Insured securities.

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 — Insurance, for more information.

Insurers[3]
AMBAC	31.6%
NPFG[4]	26.2%
FGIC	16.8%
FSA	14.8%
Other	10.6%

Portfolio Composition[2]
Tax Obligation/Limited	27.9%
Transportation	15.9%
Health Care	13.8%
Tax Obligation/General	11.1%
Utilities	8.7%
Education and Civic Organizations	8.6%
Other	14.0%

1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds whose insurer has experienced downgrades. Please see the Portfolio Manager’s Comments for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of August 31, 2009. Holdings are subject to change.

3	As a percentage of total Insured investments as of August 31, 2009. Holdings are subject to change.

4	MBIA’s public finance subsidiary.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/09)	$1,057.30	$1,053.20	$1,054.30	$1,058.00	$1,020.82	$1,017.04	$1,018.05	$1,021.83
Expenses Incurred During Period	$4.51	$8.38	$7.35	$3.48	$4.43	$8.24	$7.22	$3.41

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .87%, 1.62%, 1.42% and .67% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.0%

$4,060	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$3,889,236

3,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	Baa3	3,067,470
7,060	Total Consumer Staples			6,956,706

	Education and Civic Organizations – 21.1%

210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	4/17 at 100.00	N/R	189,139

2,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A	1,763,100

4,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A2	4,031,960

4,450	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A	4,568,637

4,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007K-2, 5.000%, 7/01/31 – NPFG Insured	7/18 at 100.00	A	4,108,960

2,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A1	1,822,500

	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds, Series 2006G:
4,995	5.250%, 7/01/26 – RAAI Insured	7/16 at 100.00	BBB–	4,722,373
2,250	5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	1,977,345

1,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 – NPFG Insured	7/13 at 100.00	A	1,518,794

1,490	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 1998A, 5.000%, 7/01/18 – RAAI Insured	1/10 at 100.50	BBB–	1,481,492

1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	1,078,994

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
360	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	BBB–	327,856
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	347,456

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell Memorial Hall, Series 1999A, 5.625%, 7/01/29 – NPFG Insured	1/10 at 101.00	Baa1	2,011,060

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/16 – NPFG Insured	1/15 at 100.00	Baa1	686,342

900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2001E, 5.250%, 7/01/21	7/11 at 101.00	A2	922,644

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
395	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	395,482
265	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	253,478

1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured	1/10 at 100.50	BBB–	1,003,658

650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H, 5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A+	717,139

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2002E:
1,400	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	1,398,614
6,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	5,164,320

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2002W, 5.125%, 7/01/27	11/09 at 100.00	AAA	$4,504,860

685	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42	7/13 at 100.00	AAA	698,344

10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	10,378,031

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	3,120,600

610	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2001A, 5.250%, 11/15/18 – NPFG Insured (Alternative Minimum Tax)	11/11 at 100.00	Aa3	610,049

1,435	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/16 – NPFG Insured	1/14 at 100.00	AA	1,583,609

2,670	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – FSA Insured	2/15 at 100.00	AAA	2,987,597

	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA	1,081,340
1,000	5.000%, 2/15/28	2/19 at 100.00	AA	1,074,000

2,160	University of Connecticut, Student Fee Revenue Bonds, Series 2002A, 5.250%, 5/15/18	5/12 at 100.00	AA–	2,323,361

3,120	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/20 – FGIC Insured	11/12 at 101.00	AA–	3,416,806
72,585	Total Education and Civic Organizations			72,269,940

	Energy – 0.2%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	421,460

	Health Care – 8.5%

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bridgeport Hospital Issue, Series 1992A, 6.625%, 7/01/18 – NPFG Insured	1/10 at 100.00	A	2,008,280

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B, 5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	3,340,440

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East, Series 1999F, 5.750%, 11/15/29 – NPFG Insured	11/09 at 101.00	A1	1,503,540

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital, Series 1999G:
500	5.700%, 7/01/22 – AMBAC Insured	1/10 at 101.00	N/R	498,155
1,000	5.625%, 7/01/25 – AMBAC Insured	1/10 at 101.00	N/R	967,870

640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured	7/10 at 101.00	BBB–	609,798

2,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005,, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	BBB–	1,914,573

1,005	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	813,668

90	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	86,934

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 1999G:
1,000	5.000%, 7/01/18 – NPFG Insured	1/10 at 101.00	Baa1	962,260
175	5.000%, 7/01/24 – NPFG Insured	1/10 at 101.00	Baa1	155,586

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,725	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Waterbury Hospital, Series 1999C, 5.750%, 7/01/20 – RAAI Insured	1/10 at 101.00	BBB–	$2,568,558

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 1998, 5.000%, 7/01/28 – FSA Insured	7/18 at 100.00	AAA	2,026,960

11,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	A1	11,459,194

240	Connecticut Health and Educational Facilities Authority, Revenue Refunding Bonds, Middlesex Health Services, Series 1997H, 5.125%, 7/01/27 – NPFG Insured	1/10 at 100.00	A3	208,865
30,575	Total Health Care			29,124,681

	Housing/Multifamily – 1.9%

1,785	Bridgeport Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Stratfield Apartments, Series 1999, 7.250%, 12/01/24 (Alternative Minimum Tax)	12/09 at 102.00	N/R	1,641,486

2,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41 (Alternative Minimum Tax)	12/09 at 100.00	AAA	2,003,200

3,000	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	2,859,630
6,785	Total Housing/Multifamily			6,504,316

	Housing/Single Family – 5.3%

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,595	5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	1,571,346
5,160	5.450%, 11/15/43 (Alternative Minimum Tax)	11/10 at 100.00	AAA	5,073,106

5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	5,043,650

	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
1,610	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,512,096
1,735	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,611,312

3,500	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,502,555
18,600	Total Housing/Single Family			18,314,065

	Industrials – 1.7%

5,250	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/09 at 100.00	BB+	5,056,800

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/11 at 102.00	Ba1	922,820
6,250	Total Industrials			5,979,620

	Long-Term Care – 4.2%

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. – Congregational Avery Heights, Series 1997:
1,070	5.700%, 4/01/12	10/09 at 100.00	BBB–	1,069,305
2,560	5.800%, 4/01/21	10/09 at 100.00	BBB–	2,352,077

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999:
1,000	5.500%, 9/01/15 – RAAI Insured	9/09 at 102.00	BBB–	991,960
500	5.625%, 9/01/22 – RAAI Insured	9/09 at 102.00	BBB–	466,145

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$1,875	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 5.375%, 12/01/18	12/09 at 100.00	BBB+	$1,802,831

1,000	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Mary Wade Home Inc., Series 1999A, 6.375%, 12/01/18	12/09 at 102.00	N/R	1,022,440

65	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002, 4.750%, 8/01/32 – RAAI Insured	8/12 at 101.00	BBB	53,754

	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
2,200	5.250%, 8/01/19 – RAAI Insured	2/10 at 102.00	BBB	2,206,644
3,910	5.375%, 8/01/24 – RAAI Insured	2/10 at 102.00	BBB	3,852,679

500	Connecticut Housing Finance Authority, Group Home Mortgage Finance Program Special Obligation Bonds, Series 2000GH-5, 5.850%, 6/15/30 – AMBAC Insured	6/10 at 102.00	N/R	504,935
14,680	Total Long-Term Care			14,322,770

	Materials – 0.3%

1,000	Sprague, Connecticut, Environmental Improvement Revenue Bonds, International Paper Company, Series 1997A, 5.700%, 10/01/21 (Alternative Minimum Tax)	10/09 at 100.00	BBB	913,740

	Tax Obligation/General – 15.5%

1,500	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 – FGIC Insured	8/12 at 100.00	Baa1	1,518,525

395	Colchester, Connecticut, General Obligation Bonds, Series 2001, 5.500%, 6/15/14 – FGIC Insured	6/11 at 102.00	A1	424,270

2,330	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	2,470,965

5,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	5,332,799

2,200	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	2,402,004

	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	AA	1,096,970
1,000	5.000%, 11/01/27	11/18 at 100.00	AA	1,090,490
1,000	5.000%, 11/01/28	11/18 at 100.00	AA	1,084,040

	Connecticut, General Obligation Bonds, Series 2001C:
5,000	5.500%, 12/15/13 (UB)	No Opt. Call	AA	5,797,850
10,000	5.500%, 12/15/14 (UB)	No Opt. Call	AA	11,740,300

545	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 – FGIC Insured	7/11 at 102.00	Aa3	588,796

	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
1,195	5.000%, 8/01/20 – FSA Insured	8/15 at 100.00	AAA	1,299,598
595	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	640,827
1,210	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	1,223,358

485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa2	557,803

	Old Saybrook, Connecticut, General Obligation Bonds, Series 1991:
275	6.500%, 2/15/10 – AMBAC Insured	No Opt. Call	Aa3	282,158
270	6.500%, 2/15/11 – AMBAC Insured	No Opt. Call	Aa3	290,895

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
700	5.500%, 7/01/14 – FSA Insured	No Opt. Call	AAA	757,512
2,125	5.500%, 7/01/16 – FSA Insured	No Opt. Call	AAA	2,341,835
2,500	5.500%, 7/01/17 – FSA Insured	No Opt. Call	AAA	2,740,225
2,870	5.500%, 7/01/18 – FSA Insured	No Opt. Call	AAA	3,131,744
1,875	5.500%, 7/01/19 – FSA Insured	No Opt. Call	AAA	2,033,400
1,700	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa3	1,624,792

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$420	Regional School District 15, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/22 – FSA Insured	8/10 at 101.00	Aa3	$432,092

	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds, Series 2000:
650	5.500%, 3/15/18 – FSA Insured	3/10 at 101.00	Aa3	669,949
650	5.625%, 3/15/19 – FSA Insured	3/10 at 101.00	Aa3	670,384
650	5.700%, 3/15/20 – FSA Insured	3/10 at 101.00	Aa3	670,859

140	Winchester, Connecticut, General Obligation Bonds, Series 1990, 6.750%, 4/15/10	No Opt. Call	A2	145,184
48,280	Total Tax Obligation/General			53,059,624

	Tax Obligation/Limited – 11.9%

2,600	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	2,622,282

1,250	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 – AGC Insured	7/18 at 100.00	AAA	1,352,188

825	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities Program, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured	1/10 at 101.00	N/R	825,809

2,895	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for Waterbury Inc., Series 1998A, 6.750%, 7/01/28	1/10 at 104.00	A	3,032,484

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
1,275	5.000%, 12/15/20	12/11 at 101.00	AA–	1,328,257
1,000	5.000%, 12/15/30	12/11 at 101.00	AA–	1,015,060

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2008A, 5.000%, 11/01/28	No Opt. Call	AA	5,247,100

1,150	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B, 6.125%, 9/01/12	No Opt. Call	AA	1,245,393

4,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B, 5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AA	4,182,200

1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 – FGIC Insured	1/14 at 100.00	AA	1,046,790

5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/26 – AMBAC Insured	8/17 at 100.00	AA	5,291,050

1,900	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	1,917,385

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
200	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	BBB	188,584
4,100	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	3,850,638

4,650	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	4,955,226

1,050	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	1,056,027

1,700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	1,730,872
39,595	Total Tax Obligation/Limited			40,887,345

	Transportation – 1.1%

2,100	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)	4/11 at 101.00	A	2,002,203

1,360	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R	1,524,519

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/09 at 100.00	CCC+		$109,630
3,710	Total Transportation				3,636,352

	U.S. Guaranteed – 8.7% (4)

1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2000A, 6.000%, 7/15/19 (Pre-refunded 7/15/10) – FGIC Insured	7/10 at 101.00	AAA		1,059,380

1,440	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/22 (Pre-refunded 9/15/13) – FSA Insured	9/13 at 100.00	AAA		1,655,726

	Cheshire, Connecticut, General Obligation Bonds, Series 1999:
660	5.625%, 10/15/18 (Pre-refunded 10/15/09)	10/09 at 101.00	Aa2	(4)	670,857
660	5.625%, 10/15/19 (Pre-refunded 10/15/09)	10/09 at 101.00	Aa2	(4)	670,857

1,000	Connecticut Health and Educational Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Hebrew Home and Hospital, Series 1999B, 5.200%, 8/01/38 (Pre-refunded 11/20/09)	11/09 at 101.00	N/R	(4)	1,018,770

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A:
1,305	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	BBB–	(4)	1,379,476
55	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	BBB–	(4)	58,120

925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series 2001B, 5.000%, 3/01/32 (Pre-refunded 3/01/11) – FSA Insured	3/11 at 101.00	AAA		991,693

1,005	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System – Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	11/09 at 100.00	AAA		1,266,109

2,000	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA	(4)	2,241,600

470	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/16 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 102.00	Aa3	(4)	516,323

1,000	Hartford, Connecticut, Parking System Revenue Bonds, Series 2000A, 6.500%, 7/01/25 (Pre-refunded 7/01/10)	7/10 at 100.00	Baa2	(4)	1,050,560

365	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 (Pre-refunded 11/01/11) – FGIC Insured	11/11 at 100.00	A–	(4)	386,250

975	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 (Pre-refunded 6/01/10) – ACA Insured	6/10 at 100.00	AAA		1,015,882

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,540	5.500%, 10/01/32	10/10 at 101.00	AAA		2,703,576
4,500	5.500%, 10/01/40	10/10 at 101.00	AAA		4,789,800

590	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		615,647

1,460	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 (Pre-refunded 5/01/11) – FSA Insured	5/11 at 101.00	Aa3	(4)	1,577,807

135	University of Connecticut, General Obligation Bonds, Series 2000A, 5.550%, 3/01/18 (Pre-refunded 3/01/10) – FGIC Insured	3/10 at 101.00	AA	(4)	139,829

1,000	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/18 (Pre-refunded 4/01/12)	4/12 at 100.00	AA	(4)	1,109,530

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(4)	2,151,080

	Waterbury, Connecticut, General Obligation Bonds, Series 2002A:
1,500	5.375%, 4/01/16 (Pre-refunded 4/01/12) – FSA Insured	4/12 at 100.00	AAA		1,664,295
1,090	5.375%, 4/01/17 (Pre-refunded 4/01/12) – FSA Insured	4/12 at 100.00	AAA		1,209,388
27,675	Total U.S. Guaranteed				29,942,555

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Connecticut Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 9.5%

$3,800	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured	No Opt. Call	A+	$4,147,016

2,025	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and Power Company, Series 1993A, 5.850%, 9/01/28	10/09 at 101.50	Baa1	2,040,512

3,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28	10/09 at 101.50	BBB	3,022,980

3,040	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)	11/12 at 100.00	Baa1	2,813,034

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
1,080	5.500%, 1/01/14 (Alternative Minimum Tax)	1/10 at 100.00	BBB	1,070,701
6,550	5.500%, 1/01/20 (Alternative Minimum Tax)	1/10 at 100.00	BBB	6,336,600

	Guam Power Authority, Revenue Bonds, Series 1999A:
2,280	5.125%, 10/01/29 – NPFG Insured	10/09 at 101.00	A	2,084,809
1,000	5.125%, 10/01/29 – AMBAC Insured	10/09 at 101.00	Ba1	875,450

	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002:
5,000	5.000%, 7/01/19 – NPFG Insured	No Opt. Call	A	5,108,800
5,000	5.000%, 7/01/20 – NPFG Insured	No Opt. Call	A	5,089,750
32,775	Total Utilities			32,589,652

	Water and Sewer – 8.3%

1,750	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company, Series 1995, 6.150%, 4/01/35 (Alternative Minimum Tax)	10/09 at 101.00	N/R	1,626,800

150	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Refunding Series 2005B, 4.400%, 8/01/29 – SYNCORA GTY Insured	8/12 at 102.00	N/R	135,911

5,625	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 200.7, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	4,646,700

1,550	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,708,875

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
3,840	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A	3,882,586
4,670	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A	4,643,007

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	1,148,436

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A:
3,000	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	A+	3,133,440
3,955	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	A+	3,986,996

2,760	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – NPFG Insured	8/16 at 100.00	A+	2,831,236

550	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	554,938
28,990	Total Water and Sewer			28,298,925
$339,060	Total Investments (cost $342,215,694) – 100.2%			343,221,751
	Floating Rate Obligations – (2.9)%			(10,000,000)
	Other Assets Less Liabilities – 2.7%			9,469,998
	Net Assets – 100%			$342,691,749

20	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$280	5.000%, 1/01/32	1/15 at 100.00	B3	$142,276
240	5.125%, 1/01/37	1/15 at 100.00	B3	121,966
520	Total Consumer Discretionary			264,242

	Consumer Staples – 2.5%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
1,635	4.750%, 6/01/34	6/17 at 100.00	BBB	1,137,813
6,500	5.000%, 6/01/41	6/17 at 100.00	BBB	4,449,575
8,135	Total Consumer Staples			5,587,388

	Education and Civic Organizations – 9.3%

360	New Brunswick Housing Authority, New Jersey, Lease Revenue Refunding Bonds, Rutgers University, Series 1998, 4.750%, 7/01/18 – FGIC Insured	1/10 at 100.00	AA	363,042

375	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005, 5.000%, 12/01/24 – AMBAC Insured	6/15 at 100.00	N/R	367,140

2,000	New Jersey Educational Facilities Authority Revenue Bonds, The Richard Stockton College of New Jersey Issue Series 2008A, 5.375%, 7/01/38	7/18 at 100.00	A3	2,041,420

2,500	New Jersey Educational Facilities Authority Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B, 7.500%, 12/01/32	6/19 at 100.00	Baa2	2,763,725

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2002D, 5.250%, 7/01/32 – ACA Insured	7/13 at 100.00	N/R	2,196,525

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series 2004C, 5.500%, 7/01/23	7/14 at 100.00	N/R	960,160

425	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series 2007D, 5.250%, 7/01/37	7/17 at 100.00	BBB+	392,870

1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	1,506,467

45	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2004L, 5.125%, 7/01/21 – NPFG Insured	7/14 at 100.00	A	46,931

1,400	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F, 5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	A2	1,530,732

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A2	1,019,889

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology, Series 2004B:
125	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A+	131,726
265	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	277,365
815	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A+	788,879

290	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23 – RAAI Insured	7/14 at 100.00	Baa1	291,931

190	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C, 5.000%, 7/01/37 – RAAI Insured	7/12 at 100.00	Baa1	162,156

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	A+	432,775

255	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Monmouth College, Series 1993A, 5.625%, 7/01/13	1/10 at 100.00	A3	255,344

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 - AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AAA	4,154,480

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	$1,170,165
21,075	Total Education and Civic Organizations			20,853,722

	Financials – 0.7%

750	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	11/09 at 100.00	Ba1	733,305

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Baa3	817,670
1,750	Total Financials			1,550,975

	Health Care – 19.4%

2,500	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.250%, 2/15/27	2/15 at 100.00	BBB	2,027,275

	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A:
3,000	5.000%, 2/15/25	2/15 at 100.00	BBB	2,422,890
350	5.750%, 2/15/34	8/14 at 100.00	BBB	280,658

4,000	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A1	3,871,320

4,235	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey City Medical Center, Series 2001, 5.000%, 8/01/31 – AMBAC Insured	8/11 at 100.00	N/R	4,249,399

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,084,008

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	Aa2	1,505,685

140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36	7/15 at 100.00	Baa3	118,122

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/26	7/16 at 100.00	A–	1,880,520

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35	7/16 at 100.00	A–	1,539,428

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group, Series 2001:
600	5.500%, 7/01/21	7/11 at 100.00	A2	605,880
265	5.625%, 7/01/31	7/11 at 100.00	A2	265,138

305	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31	7/12 at 101.00	BB+	242,795

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2000, 5.750%, 7/01/31	7/10 at 100.00	A2	2,003,840

900	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	BBB–	706,752

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A:
750	5.000%, 7/01/29	1/17 at 100.00	Baa2	617,550
15,000	0.000%, 7/01/35	1/17 at 39.39	Baa2	1,635,600

3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	2,742,270

1,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health System, Series 2003, 5.000%, 7/01/23 – RAAI Insured	7/13 at 100.00	BBB–	1,186,861

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
$125	5.500%, 7/01/23	7/13 at 100.00	Ba2	$94,773
1,125	5.500%, 7/01/33	7/13 at 100.00	Ba2	744,604

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Series 2006:
830	5.000%, 7/01/25	7/16 at 100.00	A2	810,429
860	5.000%, 7/01/36	7/16 at 100.00	A2	784,286

1,660	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University Hospital, Series 2000A, 6.875%, 7/01/30	7/10 at 100.00	Baa2	1,661,311

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health System, Series 1998, 5.250%, 7/01/10 – FSA Insured	11/09 at 101.00	AAA	1,519,305

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City Medical Center, Series 2002, 5.750%, 7/01/25	7/12 at 100.00	A+	1,017,390

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured	1/12 at 100.00	BBB–	1,474,123

5,500	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007-I, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AAA	5,586,019

900	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – NPFG Insured	1/10 at 100.00	A	901,206
59,925	Total Health Care			43,579,437

	Housing/Multifamily – 1.8%

1,000	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Housing Revenue Bonds, Ballantyne House Project, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)	11/12 at 100.00	Aaa	1,002,360

1,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000A-1, 6.350%, 11/01/31 – FSA Insured (Alternative Minimum Tax)	3/10 at 100.00	AAA	1,507,455

570	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2000E-1, 5.750%, 5/01/25 – FSA Insured	8/10 at 100.00	AAA	574,343

825	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview Apartments Project, Series 2000A, 6.300%, 10/20/19 (Alternative Minimum Tax)	10/09 at 102.00	Aaa	843,068
3,895	Total Housing/Multifamily			3,927,226

	Housing/Single Family – 3.8%

2,965	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U, 5.700%, 10/01/14 – NPFG Insured (Alternative Minimum Tax)	10/09 at 100.00	Aaa	2,968,232

510	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC, 5.875%, 10/01/31 – NPFG Insured (Alternative Minimum Tax)	10/10 at 100.00	Aaa	512,861

2,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	1,764,340

3,000	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	3,278,580

115	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	9/09 at 100.00	N/R	115,139
8,590	Total Housing/Single Family			8,639,152

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials – 0.9%

$2,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory put 12/01/09)	No Opt. Call	BBB	$2,015,940

	Long-Term Care – 3.2%

785	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	545,112

1,200	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	1/10 at 101.00	N/R	1,016,808

1,975	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at Wards Homestead, Series 2004A, 5.750%, 11/01/24	11/14 at 100.00	N/R	1,866,000

600	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2001, 5.875%, 6/01/18	6/11 at 102.00	A–	623,550

140	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey, Series 2002, 5.250%, 6/01/32	6/13 at 102.00	A–	135,300

1,500	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group, Series 1998, 5.125%, 7/01/25	1/10 at 100.00	BB+	1,062,120

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 – RAAI Insured	7/11 at 100.00	BBB–	914,920
1,350	5.200%, 7/01/31 – RAAI Insured	7/11 at 100.00	BBB–	1,102,032
8,550	Total Long-Term Care			7,265,842

	Materials – 0.2%

500	Union County Pollution Control Financing Authority, New Jersey, Revenue Refunding Bonds, American Cyanamid Company, Series 1994, 5.800%, 9/01/09	No Opt. Call	Baa1	500,000

	Tax Obligation/General – 4.5%

1,445	Clifton, New Jersey, General Obligation Bonds, Series 2002, 5.000%, 1/15/19 – FGIC Insured	1/11 at 100.00	AA–	1,499,794

500	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School Bonds, Series 1992, 5.875%, 8/01/11	No Opt. Call	AA	548,365

750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	Aa2	824,483

250	Union City, Hudson County, New Jersey, General Obligation Bonds, Series 1992, 6.375%, 11/01/10 – FSA Insured	No Opt. Call	AAA	267,060

5,000	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 1998A, 5.000%, 6/15/28 (Alternative Minimum Tax)	12/09 at 101.00	AA+	4,748,349

2,110	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/21 – FSA Insured	1/16 at 100.00	Aa2	2,303,318
10,055	Total Tax Obligation/General			10,191,369

	Tax Obligation/Limited – 21.6%

650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	754,995

	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003:
1,000	5.000%, 12/01/20 – NPFG Insured	12/13 at 100.00	AA	1,089,210
695	5.000%, 12/01/21 – NPFG Insured	12/13 at 100.00	AA	752,094

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	A1	$929,726

900	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005C, 5.125%, 11/01/18 – FSA Insured	No Opt. Call	AAA	1,056,420

	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County Services Building Project, Series 2005:
395	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	415,141
920	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	937,903

1,750	Middlesex County, New Jersey, Certificates of Participation, Series 2001, 5.000%, 8/01/22 – NPFG Insured	8/11 at 100.00	Aa2	1,756,580

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27	6/16 at 100.00	AA–	2,322,830

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
830	5.500%, 6/15/24	6/12 at 100.00	BBB	771,917
1,560	5.750%, 6/15/34	6/14 at 100.00	BBB	1,429,210

1,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – FSA Insured	3/15 at 100.00	AAA	1,040,420

2,600	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	A	2,858,830

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
85	5.125%, 6/15/27	6/17 at 100.00	Baa3	71,587
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	111,741

830	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	834,349

700	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured	No Opt. Call	AAA	794,024

	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
1,050	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	1,098,941
1,875	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	1,891,481
4,495	5.000%, 9/15/26 – AMBAC Insured	No Opt. Call	AA–	4,532,174
1,325	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	AA–	1,330,446

2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	AA–	2,114,320

	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A:
3,000	5.000%, 10/01/28	10/18 at 100.00	AA–	3,072,480
1,950	5.250%, 10/01/38	10/18 at 100.00	AA–	1,979,465

1,295	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 – FGIC Insured	9/15 at 100.00	A	1,347,344

	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds, Series 2006:
560	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	612,321
1,000	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	1,081,100

1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.500%, 12/15/16 – NPFG Insured	No Opt. Call	AA–	1,708,515

1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A, 5.500%, 12/15/22	No Opt. Call	AA–	2,110,900

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
5,800	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	1,847,416
4,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	1,004,080
5,450	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	1,207,230

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	AA–		$516,055

485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+		390,178

2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+		2,089,540

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–		452,583
57,775	Total Tax Obligation/Limited				48,313,546

	Transportation – 13.4%

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
1,335	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A+		1,365,625
500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A+		512,420

3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999, 5.750%, 1/01/22 – FSA Insured	1/10 at 100.00	AAA		3,518,655

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
40	6.500%, 1/01/16	No Opt. Call	A+		47,435
485	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+		582,228

5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+		5,377,399

1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – FSA Insured	No Opt. Call	AAA		1,451,840

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	AA–		2,069,420

2,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–		2,627,300

420	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 16.992%, 8/15/32 – FSA Insured (IF)	8/17 at 100.00	AAA		488,956

6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Thirty-Fourth Series 2004, 5.000%, 7/15/34	1/14 at 101.00	AA–		6,182,159

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
1,000	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A		1,072,840
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/09 at 100.00	A		1,872,940
3,125	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/09 at 100.00	A		2,839,125
29,205	Total Transportation				30,008,342

	U.S. Guaranteed – 11.1% (4)

2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	2,849,150

625	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R	(4)	786,394

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured	7/16 at 100.00	A	(4)	492,332

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
1,825	5.000%, 7/01/24 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2	(4)	2,122,256
525	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A2	(4)	610,512

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I, 5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured	7/13 at 100.00	A+	(4)	567,965

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen New Jersey Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R	(4)	$1,348,032

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	BBB–	(4)	985,633

510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 101.00	BBB–	(4)	544,660

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
10	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		12,365
165	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+	(4)	206,780
600	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA		703,950
165	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		192,738
115	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+	(4)	133,638
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	11,681

375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured	1/14 at 100.00	AA–	(4)	427,766

3,900	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.375%, 10/01/24	10/10 at 101.00	AAA		4,145,934

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured	No Opt. Call	AAA		4,536,279

2,510	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		2,745,639

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
475	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		500,118
750	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		860,978
22,020	Total U.S. Guaranteed				24,784,800

	Utilities – 0.6%

1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12	No Opt. Call	Baa1		1,308,150

	Water and Sewer – 1.2%

1,380	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds, Series 2003A, 5.000%, 4/01/18 – SYNCORA GTY Insured	4/13 at 100.00	N/R		1,384,568

500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A, 5.250%, 8/01/19 – FGIC Insured	8/12 at 100.00	N/R		502,000

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–		765,624
2,640	Total Water and Sewer				2,652,192
$237,885	Total Investments (cost $213,653,189) – 94.3%				211,442,323
	Other Assets Less Liabilities – 5.7%				12,674,330
	Net Assets – 100%				$224,116,653

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

28	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.1%

$665	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BB+	$420,440

	Consumer Staples – 2.7%

690	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	640,996

1,175	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	1,125,580

370	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	6/12 at 100.00	BBB	341,847

1,000	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008B, 6.000%, 6/01/48	6/18 at 100.00	N/R	830,660

6,650	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008C, 0.000%, 6/01/44	6/22 at 100.00	N/R	3,894,240

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,100	4.750%, 6/01/22	6/16 at 100.00	BBB	2,010,666
1,225	5.000%, 6/01/26	6/16 at 100.00	BBB	1,043,467

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	Baa3	1,533,735
14,710	Total Consumer Staples			11,421,191

	Education and Civic Organizations – 12.1%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	567,996

	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
520	5.000%, 4/01/20	4/17 at 100.00	N/R	468,343
1,000	5.000%, 4/01/27	4/17 at 100.00	N/R	810,300
290	5.000%, 4/01/37	4/17 at 100.00	N/R	211,929

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	181,823

1,750	Dormitory Authority of the State of New York Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	BBB+	1,773,450

2,820	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 – RAAI Insured	7/17 at 100.00	BBB–	2,400,243

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured	7/17 at 100.00	A	1,905,154

685	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College, Series 2001, 5.250%, 7/01/20 – RAAI Insured	7/11 at 102.00	BBB–	684,945

1,850	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 – NPFG Insured	1/10 at 100.50	A	1,863,986

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B:
1,250	5.250%, 7/01/31 (Mandatory put 7/01/13) – FGIC Insured	No Opt. Call	AA–	1,376,788
2,000	5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	AA–	2,202,860

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	AA–	994,950

2,700	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 – RAAI Insured	1/10 at 101.00	BBB–	2,724,786

4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – FSA Insured	No Opt. Call	AAA	4,703,840

1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	5/14 at 100.00	AA–	1,098,480

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$195	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1990C, 7.500%, 7/01/10	No Opt. Call	A1	$205,337

2,845	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard College Project, Series 2007-A2, 4.500%, 8/01/36	8/17 at 100.00	Baa1	2,155,230

615	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35	10/15 at 100.00	A	612,306

1,475	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, American Council of Learned Societies, Series 2002, 5.250%, 7/01/27	7/12 at 100.00	A1	1,491,697

2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	N/R	1,283,040

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006:
5,520	5.000%, 8/01/26	8/16 at 100.00	A–	5,470,044
2,000	5.000%, 8/01/36	8/16 at 100.00	A–	1,808,400

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
2,845	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BBB	2,425,476
2,000	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BBB	1,764,000

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
900	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	817,821
1,840	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,487,401

1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 – AMBAC Insured	7/12 at 100.00	Aa2	1,002,670

	Niagara County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Niagara University, Series 2001A:
3,000	5.500%, 11/01/16 – RAAI Insured	11/11 at 101.00	BBB	3,071,430
1,000	5.350%, 11/01/23 – RAAI Insured	11/11 at 101.00	BBB	994,040

430	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	334,243

905	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Dowling College, Series 1996, 6.700%, 12/01/20	12/09 at 100.00	BB+	817,333

975	Utica Industrial Development Agency, New York, Revenue Bonds, Utica College, Series 1998A, 5.750%, 8/01/28	8/10 at 100.00	N/R	765,658
53,165	Total Education and Civic Organizations			50,475,999

	Energy – 0.1%
500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	421,460

	Financials – 1.0%

500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A1	489,545
3,475	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A1	3,514,685
3,975	Total Financials			4,004,230

	Health Care – 16.0%

3,500	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32	11/17 at 100.00	BBB+	3,016,510

2,950	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Menorah Campus Inc., Series 1997, 5.950%, 2/01/17	2/10 at 100.00	AAA	2,956,077

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$3,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York Hospital Medical Center of Queens, Series 1999, 4.750%, 2/15/37	2/17 at 100.00	BBB	$3,049,970

	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005:
3,000	5.000%, 2/01/22 – FGIC Insured	2/15 at 100.00	A	3,110,670
1,775	5.000%, 2/01/28 – FGIC Insured	2/15 at 100.00	A	1,801,838

4,400	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005, 4.900%, 8/15/31	8/15 at 100.00	A–	4,402,156

3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/27 – RAAI Insured	1/10 at 100.00	A3	2,874,840

3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20	7/10 at 101.00	BBB+	3,053,430

7,400	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/30	7/11 at 101.00	Ba1	5,738,774

7,465	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2006-1, 5.000%, 7/01/35	7/16 at 100.00	AA	7,516,061

1,650	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2000A, 6.500%, 7/01/25	7/10 at 101.00	A2	1,682,654

3,205	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured	8/14 at 100.00	AAA	3,479,797

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	Baa1	547,914

500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	466,755

1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37 (WI/DD, Settling 9/17/09)	5/19 at 100.00	A–	990,100

5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37	7/17 at 100.00	Baa2	5,202,960

1,500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital, Series 2003B, 5.500%, 7/01/23	7/13 at 100.00	Baa1	1,415,235

2,400	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured	8/14 at 100.00	AAA	2,417,736

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A, 5.500%, 7/01/32	7/13 at 100.00	Baa1	868,960

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
410	4.500%, 2/01/17	No Opt. Call	BBB–	381,263
710	5.250%, 2/01/27	No Opt. Call	BBB–	608,321
635	5.500%, 2/01/32	No Opt. Call	BBB–	536,188

545	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore Health System Obligated Group, Series 2001B, 5.875%, 11/01/11	No Opt. Call	Baa1	563,089

2,550	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A+	2,610,027

775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2001B, 6.375%, 7/01/31	7/12 at 100.00	Ba2	621,325

2,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Ba2	1,680,777

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,105	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds, Series 1993A, 7.600%, 9/01/15	9/09 at 100.00	N/R	$1,086,049

	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds. Saratoga Hospital Project, Series 2007B:
1,000	5.125%, 12/01/27	12/17 at 100.00	BBB+	918,190
500	5.250%, 12/01/32	12/17 at 100.00	BBB+	445,805

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital, Series 2002C:
850	6.000%, 11/01/22	11/12 at 100.00	Baa1	862,861
1,220	5.875%, 11/01/32	11/12 at 100.00	Baa1	1,189,012

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/11 at 101.00	B–	850,850
70,845	Total Health Care			66,946,194

	Housing/Multifamily – 5.5%

335	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	4/10 at 102.00	AAA	345,486

1,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Morrisville State College Foundation, Series 2005A, 5.000%, 6/01/37 – CIFG Insured	6/15 at 101.00	BBB–	846,560

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001A:
2,000	5.500%, 11/01/31	5/11 at 101.00	AA	2,019,560
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,015,560

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2001C-2, 5.400%, 11/01/33 (Alternative Minimum Tax)	11/11 at 100.00	AA	1,996,360

	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	919,036
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	448,142

2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004A, 5.250%, 11/01/30	5/14 at 100.00	AA	2,029,580

540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2004-H2, 5.125%, 11/01/34 (Alternative Minimum Tax)	11/14 at 100.00	AA	517,504

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,481,725

705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	682,468

1,900	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – FSA Insured	11/09 at 100.00	AAA	1,902,090

1,850	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,804,176

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	8/11 at 100.00	Aa1	1,000,340

1,220	Tonawanda Housing Authority, New York, Housing Revenue Bonds, Kibler Senior Housing LP, Series 1999A, 7.750%, 9/01/31 (4)	9/09 at 103.00	N/R	853,756

3,030	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.400%, 8/20/32	8/11 at 102.00	Aaa	3,082,904
23,440	Total Housing/Multifamily			22,945,247

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 1.9%

$845	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	Aa1	$805,699

2,375	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27 (Alternative Minimum Tax)	4/15 at 100.00	Aa1	2,187,470

890	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	Aa1	871,230

615	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative Minimum Tax)	10/09 at 100.00	Aa1	615,111

1,470	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 95, 5.625%, 4/01/22	4/10 at 100.00	Aa1	1,477,644

1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	Aaa	1,644,861

280	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Ninth Series, 5.450%, 4/01/31 (Alternative Minimum Tax)	10/10 at 100.00	Aaa	280,160
8,135	Total Housing/Single Family			7,882,175

	Long-Term Care – 4.7%

2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%, 2/01/37 – AMBAC Insured	2/10 at 100.00	N/R	2,250,923

265	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2001, 5.400%, 2/01/31 – NPFG Insured	2/12 at 101.00	A	270,287

1,335	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing Home Corporation, Series 1996, 5.950%, 2/01/16	2/10 at 100.00	AAA	1,338,030

1,100	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	A–	1,113,156

	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
290	6.000%, 7/01/26 – AMBAC Insured	7/19 at 100.00	A	308,119
310	6.000%, 7/01/27 – AMBAC Insured	7/19 at 100.00	A	327,410
330	6.000%, 7/01/28 – AMBAC Insured	7/19 at 100.00	A	347,497
350	6.000%, 7/01/29 – AMBAC Insured	7/19 at 100.00	A	367,192
1,460	6.000%, 7/01/36 – AMBAC Insured	7/19 at 100.00	A	1,499,128

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38	7/19 at 100.00	A	1,024,520

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	A1	618,196

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured	7/10 at 102.00	BBB	920,870

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	32,881
415	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	251,009

1,290	East Rochester Housing Authority, New York, GNMA Secured Revenue Refunding Bonds, Genesee Valley Presbyterian Nursing Center, Series 2001, 5.200%, 12/20/24	12/11 at 101.00	Aaa	1,319,683

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
1,000	5.800%, 7/01/23	7/16 at 101.00	N/R	832,070
1,175	6.100%, 7/01/28	7/16 at 101.00	N/R	949,271
800	6.200%, 7/01/33	7/16 at 101.00	N/R	633,160

250	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	7/11 at 101.00	N/R	247,915

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$5,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest Residential Healthcare Facility, Series 1997A, 5.800%, 8/01/37	2/10 at 100.00	AAA	$5,021,800
20,320	Total Long-Term Care			19,673,117

	Materials – 0.2%

700	Essex County Industrial Development Agency, New York, Environmental Improvement Revenue Bonds, International Paper Company, Series 1999A, 6.450%, 11/15/23 (Alternative Minimum Tax)	11/09 at 101.00	BBB	694,456

	Tax Obligation/General – 6.4%

1,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A	1,092,120

6,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	5,387,520

5	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11	11/09 at 100.00	AA	5,019

3,620	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	3,876,586

1,725	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	1,928,274

10,000	New York City, New York, General Obligation Bonds, Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	10,553,000

390	South Orangetown Central School District, Rockland County, New York, General Obligation Bonds, Series 1990, 6.875%, 10/01/09	No Opt. Call	Aa3	391,938

	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
880	5.250%, 7/01/23	11/09 at 100.00	A3	880,590
750	5.250%, 7/01/24	11/09 at 100.00	A3	750,458

2,085	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/18 – NPFG Insured	8/15 at 100.00	A	2,152,533
26,455	Total Tax Obligation/General			27,018,038

	Tax Obligation/Limited – 22.7%

1,500	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	Baa1	1,010,490

	Canton Human Services Initiative Inc., New York, Facility Revenue Bonds, Series 2001:
920	5.700%, 9/01/24	9/11 at 102.00	Baa2	855,140
1,155	5.750%, 9/01/32	9/11 at 102.00	Baa2	1,007,726

	Dormitory Authority of the State of New York, Residential Institutions for Children, Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	2,037,180
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,533,425

1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36	10/19 at 100.00	AAA	1,519,380

375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – FSA Insured	3/15 at 100.00	AAA	403,016

4,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 3/15/28	3/18 at 100.00	AAA	4,224,640

3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	3,088,800

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
$4,400	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	$4,521,000
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,010,440

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,825	5.750%, 7/01/18	No Opt. Call	AA–	2,102,382
4,400	5.125%, 1/01/29	7/12 at 100.00	AA–	4,430,228

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,144,030

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
3,900	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	4,110,600
1,870	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,964,585
905	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	939,281

4,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	4,392,794

4,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA–	4,738,455

1,065	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23	2/13 at 100.00	AAA	1,121,253

3,705	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/27	11/17 at 100.00	AAA	3,936,859

2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender Option Bond Trust 3545, 13.601%, 5/01/38 (IF)	5/19 at 100.00	AAA	2,588,256

360	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bond Trust 3126, 12.220%, 11/15/44 – BHAC Insured (IF) (5)	11/15 at 100.00	AAA	379,632

335	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095, 13.236%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AAA	347,341

180	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21	3/14 at 100.00	AA–	188,512

60	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	63,456

5,050	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A, 5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	5,373,655

2,100	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic Development and Housing, Series 2006A, 5.000%, 3/15/36	9/15 at 100.00	AAA	2,133,852

3,125	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%, 4/01/16 – FSA Insured	No Opt. Call	AAA	3,571,406

5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB)	No Opt. Call	AA	6,411,680

2,750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%, 4/01/27	10/17 at 100.00	AA	2,882,083

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
3,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	3,469,950
2,755	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	2,883,521
4,945	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	5,152,542

3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21	6/13 at 100.00	AA–	3,166,950

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+		$392,250

3,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+		3,395,503

300	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA–		306,471
95,910	Total Tax Obligation/Limited				94,798,764

	Transportation – 10.9%

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A		1,653,015

7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006A, 5.000%, 11/15/31	11/16 at 100.00	A		7,045,780

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A:
1,500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A		1,568,895
1,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A		1,020,670

500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/09 at 101.00	BB		280,305

5,265	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+		5,609,015

600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA		610,890

1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/09 at 101.00	A		970,520

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	AA–		5,013,600

625	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005, 5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–		649,019

865	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 16.992%, 8/15/32 – FSA Insured (IF)	8/17 at 100.00	AAA		1,007,016

1,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/09 at 100.00	A		1,362,780

250	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/09 at 100.00	CCC+		109,630

15,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002B, 5.250%, 11/15/19 (UB)	11/12 at 100.00	Aa2		16,354,050

780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3		914,909

1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.041%, 11/15/33 (IF)	11/18 at 100.00	Aa2		1,582,245
43,885	Total Transportation				45,752,339

	U.S. Guaranteed – 4.6% (6)

2,000	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2000A, 5.750%, 10/01/30 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 100.00	BBB–	(6)	2,114,760

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (6) (continued)

$1,000	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Jamestown Community College, Series 2000A, 6.500%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 102.00	N/R	(6)	$1,069,610

1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)	2/13 at 102.00	Aaa		1,751,602

1,250	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)	5/13 at 100.00	Aaa		1,431,263

220	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)	10/09 at 106.27	Baa1	(6)	287,426

850	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)	7/10 at 101.00	AAA		899,819

855	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)	11/09 at 100.00	N/R	(6)	857,437

595	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA		623,673

965	Nassau County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001B-1, 7.250%, 7/01/16 (Pre-refunded 7/01/11)	7/11 at 101.00	AAA		1,080,250

690	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)	7/10 at 102.00	N/R	(6)	740,204

95	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series 1986A, 8.000%, 5/01/11 (ETM)	No Opt. Call	AAA		101,233

2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/33 (Pre-refunded 3/15/13)	3/13 at 100.00	AAA		2,259,420

1,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(6)	1,344,425

2,500	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)	7/10 at 101.00	AAA		2,663,750

1,960	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)	2/11 at 100.00	BBB–	(6)	2,111,920
17,750	Total U.S. Guaranteed				19,336,792

	Utilities – 10.0%

2,350	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A, 0.000%, 6/01/20 – FSA Insured	No Opt. Call	AAA		1,546,089

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%, 9/01/16 – CIFG Insured	9/13 at 100.00	A3		6,312,600

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
5,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A		5,690,520
1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A		1,235,220

500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–		500,815

10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–		11,040,800

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen New York Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$2,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	6/13 at 100.00	A–	$2,199,912

3,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – NPFG Insured	3/11 at 100.00	A	3,510,395

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory put 11/15/12) (Alternative Minimum Tax)	11/11 at 101.00	Baa2	1,463,145

200	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)	11/11 at 101.00	Baa2	188,988

3,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	3,016,830

520	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa2	562,749

	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
1,550	5.300%, 1/01/13 (Alternative Minimum Tax)	1/10 at 100.50	N/R	1,444,848
4,000	5.500%, 1/01/23 (Alternative Minimum Tax)	1/10 at 100.50	N/R	3,308,960
42,220	Total Utilities			42,021,871

	Water and Sewer – 3.6%

4,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2006A, 5.000%, 6/15/39	6/15 at 100.00	AAA	4,551,480

4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/18	11/12 at 100.00	AAA	4,274,840

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – SYNCORA GTY Insured	7/15 at 100.00	BBB–	3,014,517

1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–	1,531,249

1,455	Western Nassau County Water Authority, New York, Water System Revenue Bonds, Series 2005, 5.000%, 5/01/18 – AMBAC Insured	5/15 at 100.00	A3	1,572,900
14,425	Total Water and Sewer			14,944,986
$437,100	Total Investments (cost $430,982,912) – 102.5%			428,757,299
	Floating Rate Obligations – (4.3)%			(17,955,000)
	Other Assets Less Liabilities – 1.8%			7,365,425
	Net Assets – 100%			$418,167,724

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For SFAS No. 157 disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

38	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 8.6%

$1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 – NPFG Insured	2/10 at 101.00	Baa1	$946,110

1,110	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Creekside Project, Series 2002A, 5.000%, 8/01/22 – AMBAC Insured	8/12 at 101.00	N/R	1,118,192

3,095	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing Corporation, University of Buffalo Project, Series 2000A, 5.750%, 8/01/30 – AMBAC Insured	8/10 at 102.00	A3	3,156,281

4,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/13 – NPFG Insured	No Opt. Call	A1	4,296,120

2,610	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	2,326,189

1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	1,137,530

605	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series 2002, 5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	A2	620,942

1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001, 5.000%, 7/01/30 – AMBAC Insured	7/11 at 100.00	Aa3	1,002,360

1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured	No Opt. Call	AA–	1,101,430

1,120	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	7/15 at 100.00	AA–	1,114,344

435	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – FGIC Insured	7/17 at 100.00	A	439,463

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000, 5.250%, 7/01/30 – NPFG Insured	7/11 at 101.00	A	961,950

940	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate University, Tender Option Bond Trust 3127, 12.509%, 7/01/40 – BHAC Insured (IF)	7/15 at 100.00	AAA	999,887

2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	BB+	2,023,175

1,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BBB	882,000

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	670,637
450	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	408,911
1,710	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,382,313

585	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured	7/17 at 100.00	AA–	598,280
25,880	Total Education and Civic Organizations			25,186,114

	Health Care – 13.8%

3,305	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured	2/10 at 100.00	N/R	3,306,719

2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured	2/10 at 101.00	N/R	2,021,280

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$5,940	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured	2/10 at 100.00	N/R	$5,918,497

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured	8/12 at 100.00	N/R	1,968,542

1,455	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured	8/17 at 100.00	AAA	1,524,971

1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	2/15 at 100.00	A	1,942,527

4,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds, United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured	2/10 at 100.00	N/R	4,008,880

2,260	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/29 – NPFG Insured	1/10 at 101.00	A	2,177,939

735	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	A	729,899

3,125	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group- St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 – NPFG Insured	1/10 at 101.00	A	3,048,969

2,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA	2,077,160

1,020	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured	8/14 at 100.00	AAA	1,107,455

1,650	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group, Series 1998, 5.000%, 11/01/23 – NPFG Insured	11/09 at 100.50	A	1,664,504

5,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured	7/11 at 101.00	N/R	5,063,900

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
2,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	A+	2,052,220
1,750	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A+	1,791,195
40,060	Total Health Care			40,404,657

	Housing/Multifamily – 4.9%

	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	444,092
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	439,360
4,030	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA+	4,159,242

581	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured	9/09 at 105.00	N/R	611,517

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
4,290	6.100%, 11/01/15 – FSA Insured	11/09 at 100.00	AAA	4,306,860
4,225	6.125%, 11/01/20 – FSA Insured	11/09 at 100.00	AAA	4,229,648
13,926	Total Housing/Multifamily			14,190,719

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 2.6%

$2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Augustana Lutheran Home for the Aged Inc., Series 2000A, 5.500%, 8/01/38 – NPFG Insured	8/10 at 101.00	A	$2,022,700

3,385	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds, Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – NPFG Insured	8/11 at 101.00	A	3,438,720

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34 – FSA Insured	7/15 at 100.00	AAA	2,011,920
7,385	Total Long-Term Care			7,473,340

	Tax Obligation/General – 11.1%

1,000	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa2	1,030,130

2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured	12/15 at 100.00	A	2,184,240

8,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	7,789,456

2,250	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%, 3/01/16 – FGIC Insured	3/12 at 100.00	A	2,328,053

2,000	Monroe-Woodbury Central School District, Orange County, New York, General Obligation Bonds, Series 2004A, 4.250%, 5/15/22 – FGIC Insured	5/14 at 100.00	A	2,034,200

	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992:
500	6.200%, 2/15/15 – AMBAC Insured	No Opt. Call	A2	596,750
1,035	6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	A2	1,249,700

1,505	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1992B, 6.400%, 4/01/14 – FGIC Insured	No Opt. Call	Aa2	1,780,566

60	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 – FSA Insured	2/10 at 100.00	AAA	60,279

3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.250%, 8/01/15 – NPFG Insured	8/10 at 101.00	AA	3,134,070

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,600	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,718,560
1,050	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,121,096

600	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC Insured	3/15 at 100.00	AA	640,710

	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/13 – AMBAC Insured	No Opt. Call	AA–	1,123,238
960	6.700%, 2/15/14 – AMBAC Insured	No Opt. Call	AA–	1,151,597
960	6.700%, 2/15/15 – AMBAC Insured	No Opt. Call	AA–	1,178,765

550	Rondout Valley Central School District, Ulster County, New York, General Obligation Bonds, Series 1991, 6.850%, 6/15/10 – FGIC Insured	No Opt. Call	N/R	577,203

	Saratoga County, Half Moon, New York, Public Improvement Bonds, Series 1991:
395	6.500%, 6/01/10 – AMBAC Insured	No Opt. Call	N/R	411,321
395	6.500%, 6/01/11 – AMBAC Insured	No Opt. Call	N/R	430,084

1,985	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/17 – NPFG Insured	8/15 at 100.00	A	2,069,680
31,480	Total Tax Obligation/General			32,609,698

	Tax Obligation/Limited – 28.0%

80	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured	8/10 at 100.00	AAA	80,516

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured	8/14 at 100.00	AAA	$1,046,870

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	7/14 at 100.00	AA–	2,544,092

1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,033,700

	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002D:
5,675	5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	5,771,532
875	5.000%, 10/01/30 – NPFG Insured	10/12 at 100.00	A+	879,428

2,500	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds, Southside Hospital, Series 1998, 5.000%, 2/15/25 – NPFG Insured	2/10 at 100.00	A1	2,506,150

310	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 – FSA Insured	3/15 at 100.00	AAA	333,160

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – FSA Insured	5/18 at 100.00	AAA	1,566,916

1,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2003, 5.750%, 5/01/19 – FSA Insured	5/12 at 100.00	AAA	1,092,970

1,100	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured	5/14 at 100.00	AAA	1,151,095

3,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	3,082,500

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
2,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	2,081,120
1,350	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	1,366,254

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A:
1,670	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	1,760,180
1,225	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	1,286,961
4,970	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	5,158,264
500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	514,985

3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA–	3,575,530

1,645	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 – MBIA Insured	11/11 at 101.00	AAA	1,676,699

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C:
1,435	5.250%, 8/01/20 – AMBAC Insured	8/12 at 100.00	AAA	1,545,811
1,700	5.250%, 8/01/22 – AMBAC Insured	8/12 at 100.00	AAA	1,771,264

1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	1,412,234

1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured	2/13 at 100.00	AAA	1,046,900

	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bond Trust 3126:
435	13.374%, 11/15/30 – BHAC Insured (IF) (5)	11/15 at 100.00	AAA	490,750
1,150	12.220%, 11/15/44 – BHAC Insured (IF) (5)	11/15 at 100.00	AAA	1,212,605

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
$440	13.250%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AAA	$483,393
1,060	13.326%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AAA	1,099,050

	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series 2001A:
1,185	5.250%, 5/15/25 – AMBAC Insured	5/11 at 100.00	A	1,206,567
1,250	5.250%, 5/15/26 – AMBAC Insured	5/11 at 100.00	A	1,272,750

1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series 2004, 5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	AA	1,044,150

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B:
5,385	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	6,277,618
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,610,625

1,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%, 3/15/24 – AMBAC Insured	9/14 at 100.00	AAA	1,579,425

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
3,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,100,850
250	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	261,663
5,400	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	5,626,638

1,200	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2005B, 5.000%, 3/15/30 – FSA Insured	3/15 at 100.00	AAA	1,240,392

675	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured	6/15 at 100.00	AAA	638,746

	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
1,525	5.500%, 7/01/14 – FSA Insured	No Opt. Call	AAA	1,650,294
4,000	5.500%, 7/01/18 – FSA Insured	No Opt. Call	AAA	4,364,800

1,850	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	1,860,619

2,235	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	BBB–	1,478,944
78,675	Total Tax Obligation/Limited			81,785,010

	Transportation – 15.9%

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%, 11/15/15 – FGIC Insured	No Opt. Call	A	1,653,015

4,250	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	A	4,488,468

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002E:
3,185	5.500%, 11/15/18 – NPFG Insured	11/12 at 100.00	A	3,417,792
7,155	5.500%, 11/15/19 – NPFG Insured	11/12 at 100.00	A	7,607,768

295	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	299,947

1,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	1,018,150

580	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 – FGIC Insured	1/18 at 100.00	A+	612,729

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen New York Insured Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1998:
$1,000	5.000%, 4/01/18 – FGIC Insured (Alternative Minimum Tax)	10/09 at 100.50	A		$994,650
1,500	5.000%, 4/01/28 – FGIC Insured (Alternative Minimum Tax)	10/09 at 100.50	A		1,331,715

3,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)	10/09 at 101.00	A		2,911,560

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
500	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA		548,665
2,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–		2,101,840
1,100	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–		1,142,273

670	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 16.992%, 8/15/32 – FSA Insured (IF)	8/17 at 100.00	AAA		780,001

3,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/09 at 100.00	A		2,725,560

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Bonds, Series 2003A:
5,320	5.250%, 11/15/19 – AMBAC Insured (UB)	11/13 at 100.00	Aa3		5,679,792
5,275	5.250%, 11/15/20 – AMBAC Insured (UB)	11/13 at 100.00	Aa3		5,607,536

2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/19 – FGIC Insured	1/12 at 100.00	Aa2		2,657,150

780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3		914,909
44,610	Total Transportation				46,493,520

	U.S. Guaranteed – 3.0% (4)

275	Camden Central School District, Oneida County, New York, General Obligation Bonds, Series 1991, 7.100%, 6/15/10 - AMBAC Insured (ETM)	No Opt. Call	A2	(4)	289,625

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities, Series 2000D:
35	5.250%, 8/15/30 (Pre-refunded 8/15/10) - FSA Insured	8/10 at 100.00	Aa3	(4)	36,619
105	5.250%, 8/15/30 (Pre-refunded 8/15/10) - FSA Insured	8/10 at 100.00	Aa3	(4)	109,889

5,280	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A, 0.000%, 7/01/25 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	A+	(4)	5,293,464

1,000	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	1,134,200

1,295	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B, 5.125%, 7/01/24 – AMBAC Insured (ETM)	11/09 at 100.00	N/R	(4)	1,298,820

500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA		576,990

55	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2002B, 5.000%, 5/01/30 (Pre-refunded 11/01/11) – MBIA Insured	11/11 at 101.00	AAA		60,556
8,545	Total U.S. Guaranteed				8,800,163

	Utilities – 8.7%

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – FSA Insured	No Opt. Call	AAA		4,062,060

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA		1,051,900
2,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA		995,340

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.000%, 9/01/27 – FSA Insured	9/11 at 100.00	AAA	$1,520,205

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,300	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	3,414,312
2,615	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	2,679,486

250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	250,408

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – BHAC Insured	9/16 at 100.00	AAA	5,157,800

5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AAA	5,449,500

1,000	New York State Energy Research and Development Authority, Electric Facilities Revenue Bonds, Long Island Lighting Company, Series 1995A, 5.300%, 8/01/25 – NPFG Insured (Alternative Minimum Tax)	9/09 at 102.00	A	986,210
28,665	Total Utilities			25,567,221

	Water and Sewer – 3.5%

405	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 (Mandatory put 6/15/10) – NPFG Insured	6/10 at 101.00	AAA	425,015

3,340	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured	6/15 at 100.00	AAA	3,477,575

2,105	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured	6/16 at 100.00	AAA	2,137,522

5	New York State Environmental Facilities Corporation, State Water Pollution Control Revolving Fund Pooled Revenue Bonds, Series 1990C, 7.200%, 3/15/11 – NPFG Insured	9/09 at 100.00	Aa2	5,026

4,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 – NPFG Insured	6/15 at 100.00	AA+	4,155,472
9,855	Total Water and Sewer			10,200,610
$289,081	Total Investments (cost $286,961,615) – 100.1%			292,711,052
	Floating Rate Obligations – (2.4)%			(7,060,000)
	Other Assets Less Liabilities – 2.3%			6,633,962
	Net Assets – 100%			$292,285,014

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – Insurance, for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Please see the Portfolio Manager’s Comments for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For SFAS No. 157 disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Nuveen Investments	45

Statement of Assets and Liabilities (Unaudited)

August 31, 2009

	Connecticut	New Jersey	New York	New York Insured
Assets
Investments, at value (cost $342,215,694, $213,653,189, $430,982,912 and $286,961,615, respectively)	$343,221,751	$211,442,323	$428,757,299	$292,711,052
Cash	5,678,923	9,980,774	4,469,564	5,398,888
Receivables:
Interest	4,037,880	2,650,016	5,387,744	3,411,787
Investments sold	—	45,000	145,000	181,224
Shares sold	903,226	674,704	557,516	26,179
Other assets	15,083	73	19,607	24,409
Total assets	353,856,863	224,792,890	439,336,730	301,753,539
Liabilities
Floating rate obligations	10,000,000	—	17,955,000	7,060,000
Payables:
Dividends	508,054	366,157	600,865	288,918
Investment purchased	193,572	—	1,807,266	1,649,957
Shares redeemed	122,093	89,517	379,743	177,752
Accrued expenses:
Management fees	153,371	100,508	193,034	133,938
12b-1 distribution and service fees	83,076	46,925	78,439	31,526
Other	104,948	73,130	154,659	126,434
Total liabilities	11,165,114	676,237	21,169,006	9,468,525
Net assets	$342,691,749	$224,116,653	$418,167,724	$292,285,014
Class A Shares
Net assets	$262,699,253	$110,652,809	$209,646,558	$93,445,879
Shares outstanding	25,576,556	10,659,521	20,150,495	9,386,031
Net asset value per share	$10.27	$10.38	$10.40	$9.96
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$10.72	$10.84	$10.86	$10.40
Class B Shares
Net assets	$7,690,276	$9,549,949	$10,401,545	$6,336,107
Shares outstanding	749,214	918,996	1,000,142	634,452
Net asset value and offering price per share	$10.26	$10.39	$10.40	$9.99
Class C Shares
Net assets	$52,153,710	$33,429,492	$56,185,041	$17,119,364
Shares outstanding	5,079,854	3,230,009	5,399,893	1,717,299
Net asset value and offering price per share	$10.27	$10.35	$10.40	$9.97
Class I Shares
Net assets	$20,148,510	$70,484,403	$141,934,580	$175,383,664
Shares outstanding	1,954,155	6,767,354	13,620,768	17,541,149
Net asset value and offering price per share	$10.31	$10.42	$10.42	$10.00
Net Assets Consist of:
Capital paid-in	$342,084,968	$225,665,309	$419,657,134	$289,426,508
Undistributed (Over-distribution of) net investment income	(96,744)	569,386	790,292	181,178
Accumulated net realized gain (loss) from investments and derivative transactions	(302,532)	92,824	(54,089)	(3,072,109)
Net unrealized appreciation (depreciation) of investments	1,006,057	(2,210,866)	(2,225,613)	5,749,437
Net assets	$342,691,749	$224,116,653	$418,167,724	$292,285,014

See accompanying notes to financial statements.

46	Nuveen Investments

Statement of Operations (Unaudited)

Six Months Ended August 31, 2009

	Connecticut	New Jersey	New York	New York Insured
Investment Income	$8,370,472	$5,617,906	$10,763,536	$7,161,670
Expenses
Management fees	882,387	569,285	1,060,325	775,396
12b-1 service fees – Class A	252,529	99,693	194,486	90,212
12b-1 distribution and service fees – Class B	39,811	50,769	52,272	32,889
12b-1 distribution and service fees – Class C	184,126	116,819	203,007	60,295
Shareholders’ servicing agent fees and expenses	65,869	55,906	110,111	79,239
Interest expense on floating rate obligations	34,037	—	63,111	24,208
Custodian’s fees and expenses	39,430	23,401	35,033	28,020
Trustees’ fees and expenses	5,139	3,239	6,216	4,525
Professional fees	10,602	7,992	11,853	10,117
Shareholders’ reports – printing and mailing expenses	19,345	16,132	30,271	22,284
Federal and state registration fees	8,550	6,533	9,086	7,523
Other expenses	5,683	3,288	7,160	4,559
Total expenses before custodian fee credit	1,547,508	953,057	1,782,931	1,139,267
Custodian fee credit	(162)	(59)	(171)	(86)
Net expenses	1,547,346	952,998	1,782,760	1,139,181
Net investment income	6,823,126	4,664,908	8,980,776	6,022,489
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	6,618	61,625	34,135	25,840
Change in net unrealized appreciation (depreciation) of investments	16,269,765	11,532,263	22,007,459	9,859,882
Net realized and unrealized gain (loss)	16,276,383	11,593,888	22,041,594	9,885,722
Net increase (decrease) in net assets from operations	$23,099,509	$16,258,796	$31,022,370	$15,908,211

See accompanying notes to financial statements.

Nuveen Investments	47

Statement of Changes in Net Assets (Unaudited)

	Connecticut		New Jersey
	Six Months Ended 8/31/09	Year Ended 2/28/09	Six Months Ended 8/31/09	Year Ended 2/28/09
Operations
Net investment income	$6,823,126	$13,487,347	$4,664,908	$8,969,341
Net realized gain (loss) from:
Investments	6,618	(207,205)	61,625	(190,645)
Forward swaps	—	—	—	334,055
Futures	—	—	—	183,810
Change in net unrealized appreciation (depreciation) of:
Investments	16,269,765	(7,431,972)	11,532,263	(7,083,369)
Forward swaps	—	—	—	(283,051)
Net increase (decrease) in net assets from operations	23,099,509	5,848,170	16,258,796	1,930,141
Distributions to Shareholders
From net investment income:
Class A	(5,273,011)	(10,569,324)	(2,147,847)	(3,812,004)
Class B(1)	(144,084)	(393,794)	(187,836)	(452,057)
Class C	(898,168)	(1,594,084)	(588,067)	(1,034,648)
Class I (2)	(407,592)	(856,803)	(1,512,888)	(3,317,810)
From accumulated net realized gains:
Class A	—	(871,869)	—	(272,943)
Class B(1)	—	(36,821)	—	(37,033)
Class C	—	(154,202)	—	(84,347)
Class I (2)	—	(68,780)	—	(219,349)
Decrease in net assets from distributions to shareholders	(6,722,855)	(14,545,677)	(4,436,638)	(9,230,191)
Fund Share Transactions
Proceeds from sale of shares	29,916,366	68,329,161	27,619,215	74,670,388
Proceeds from shares issued to shareholders due to reinvestment of distributions	3,535,850	7,619,192	2,285,921	4,924,171
	33,452,216	75,948,353	29,905,136	79,594,559
Cost of shares redeemed	(22,071,539)	(70,305,636)	(16,881,165)	(67,634,807)
Net increase (decrease) in net assets from Fund share transactions	11,380,677	5,642,717	13,023,971	11,959,752
Net increase (decrease) in net assets	27,757,331	(3,054,790)	24,846,129	4,659,702
Net assets at the beginning of period	314,934,418	317,989,208	199,270,524	194,610,822
Net assets at the end of period	$342,691,749	$314,934,418	$224,116,653	$199,270,524
Undistributed (Over-distribution of) net investment income at the end of period	$(96,744)	$(197,015)	$569,386	$341,116

48	Nuveen Investments

	New York		New York Insured
	Six Months Ended 8/31/09	Year Ended 2/28/09	Six Months Ended 8/31/09	Year Ended 2/28/09
Operations
Net investment income	$8,980,776	$18,258,956	$6,022,489	$12,112,186
Net realized gain (loss) from:
Investments	34,135	287,885	25,840	(3,102,012)
Forward swaps	—	—	—	—
Futures	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	22,007,459	(14,452,563)	9,859,882	2,589,601
Forward swaps	—	—	—	—
Net increase (decrease) in net assets from operations	31,022,370	4,094,278	15,908,211	11,599,775
Distributions to Shareholders
From net investment income:
Class A	(4,404,619)	(8,715,042)	(1,795,334)	(3,414,194)
Class B (1)	(207,197)	(556,053)	(110,510)	(277,888)
Class C	(1,073,495)	(2,008,878)	(275,730)	(498,682)
Class I (2)	(3,233,691)	(6,366,546)	(3,596,146)	(7,519,659)
From accumulated net realized gains:
Class A	—	(718,725)	—	(280,713)
Class B (1)	—	(50,140)	—	(25,935)
Class C	—	(191,613)	—	(45,382)
Class I (2)	—	(492,565)	—	(555,793)
Decrease in net assets from distributions to shareholders	(8,919,002)	(19,099,562)	(5,777,720)	(12,618,246)
Fund Share Transactions
Proceeds from sale of shares	39,465,637	127,688,895	7,031,853	18,719,806
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,336,221	11,256,889	3,994,712	8,925,918
	44,801,858	138,945,784	11,026,565	27,645,724
Cost of shares redeemed	(26,673,120)	(143,376,450)	(10,688,034)	(32,233,422)
Net increase (decrease) in net assets from Fund share transactions	18,128,738	(4,430,666)	338,531	(4,587,698)
Net increase (decrease) in net assets	40,232,106	(19,435,950)	10,469,022	(5,606,169)
Net assets at the beginning of period	377,935,618	397,371,568	281,815,992	287,422,161
Net assets at the end of period	$418,167,724	$377,935,618	$292,285,014	$281,815,992
Undistributed (Over-distribution of) net investment income at the end of period	$790,292	$728,518	$181,178	$(63,591)

(1)	Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen Investments, Inc. (“Nuveen”) fund or for purposes of dividend reinvestment. The reinstatement privilege for Class B Shares is no longer available as of December 31, 2008.
(2)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	49

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Connecticut Municipal Bond Fund (“Connecticut”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), Nuveen New York Municipal Bond Fund (“New York”) and Nuveen New York Insured Municipal Bond Fund (“New York Insured”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Connecticut’s, New Jersey’s and New York’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. Each Fund invests substantially all of its assets in municipal bonds that pay interest that is exempt from regular federal and Connecticut, New Jersey and New York, respectively, personal income tax. Each Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase. Each Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds. Each Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

New York Insured’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. The Fund invests substantially all of its assets in municipal bonds that pay interest that is exempt from regular federal and New York personal income tax. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. In addition, the fund invests at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security), or are backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). The Adviser uses a value-oriented strategy and looks for higher-yielding and undervalued insured municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund’s Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such price, at the mean of the bid and asked prices. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2009, New York had outstanding when-issued/delayed delivery purchase commitments of $965,530. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

50	Nuveen Investments

Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Insurance

Under normal circumstances, New York Insured invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims-paying ability rated at least A at the time of purchase by at least one independent rating agency. In addition, the Fund invests at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency, or are unrated but judged to be of similar credit quality by the Adviser, or municipal bonds backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure timely payment of principal and interest. Inverse floating rate securities whose underlying bonds are covered by insurance are included for purposes of the 80% test.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund’s shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund’s shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a Contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares were sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

Nuveen Investments	51

Notes to Financial Statements (Unaudited) (continued)

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS No. 140) “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.” In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months year ended August 31, 2009, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At August 31, 2009, the Funds were not invested in externally-deposited Recourse Trusts.

	Connecticut	New Jersey	New York	New York Insured
Maximum exposure to Recourse Trusts	$—	$—	$—	$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended August 31, 2009, were as follows:

	Connecticut	New Jersey	New York	New York Insured
Average floating rate obligations	$10,000,000	$—	$17,955,000	$7,060,000
Average annual interest rate and fees	.68%	—%	.70%	.68%

Each Fund is authorized to enter into swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. The Funds did not invest in forward interest rate swap transactions during the six months ended August 31, 2009.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in order to gain exposure to, or hedge against changes in interest rates. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Deposits with brokers for open futures contracts” on the Statement of Assets and Liabilities. Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for “Variation Margin on futures contracts” on the Statement of Assets and Liabilities, when applicable.

52	Nuveen Investments

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract and is recognized as “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as “Net realized gain (loss) from futures contracts” on the Statement of Operations. The Funds did not invest in futures contracts during the six months ended August 31, 2009.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearing house, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties Nuveen Asset Management (“the Adviser”), a wholly-owned subsidiary of Nuveen, believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Nuveen Investments	53

Notes to Financial Statements (Unaudited) (continued)

2. Fair Value Measurements

In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of August 31, 2009:

Connecticut	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$343,221,751	$ —	$343,221,751

New Jersey	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$211,442,323	$ —	$211,442,323

New York	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds*	$—	$428,377,667	$379,632	$428,757,299

New York Insured	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds*	$—	$291,007,697	$1,703,355	$292,711,052
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Municipal Bonds classified as Level 3.

The following is a reconciliation of each Fund's Level 3 investments held at the beginning and end of the measurement period:

	New York Level 3 Investments	New York Insured Level 3 Investments
Balance at beginning of period	$—	$—
Gains (losses):
Net realized gains (losses)	—	—
Net change in unrealized appreciation (depreciation)	—	—
Net purchases at cost (sales at proceeds)	—	—
Net discounts (premiums)	—	—
Net transfers in to (out of) at end of period fair value	379,632	1,703,355
Balance at end of period	$379,632	$1,703,355

“Change in net unrealized appreciation (depreciation) of investments” presented on the Statement of Operations includes net appreciation (depreciation) related to securities classified as Level 3 at period end as follows:

	New York	New York Insured
Level 3 net appreciation (depreciation)	$35,028	$156,298

3. Derivative Instruments and Hedging Activities

During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes. The Funds did not invest in derivative instruments during the six months ended August 31, 2009.

54	Nuveen Investments

4. Fund Shares

Transactions in Fund shares were as follows:

	Connecticut
	Six Months Ended 8/31/09		Year Ended 2/28/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,915,700	$19,152,977	4,631,365	$46,017,611
Class A – automatic conversion of Class B Shares	104,719	1,035,172	103,753	1,006,583
Class B	1,620	16,194	22,261	212,485
Class C	681,865	6,806,501	1,271,572	12,580,523
Class I	288,104	2,905,522	856,690	8,511,959
Shares issued to shareholders due to reinvestment of distributions:
Class A	295,562	2,960,644	650,399	6,405,614
Class B	5,839	58,360	20,121	198,638
Class C	42,681	427,483	83,476	820,410
Class I	8,866	89,363	19,666	194,530
	3,344,956	33,452,216	7,659,303	75,948,353
Shares redeemed:
Class A	(1,505,116)	(15,025,337)	(5,370,676)	(52,420,796)
Class B	(109,997)	(1,086,501)	(307,621)	(3,032,129)
Class B – automatic conversion to Class A Shares	(104,739)	(1,035,172)	(103,835)	(1,006,583)
Class C	(330,047)	(3,281,313)	(625,693)	(6,125,635)
Class I	(165,182)	(1,643,216)	(797,562)	(7,720,493)
	(2,215,081)	(22,071,539)	(7,205,387)	(70,305,636)
Net increase (decrease)	1,129,875	$11,380,677	453,916	$5,642,717

	New Jersey
	Six Months Ended 8/31/09		Year Ended 2/28/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,803,506	$18,137,598	4,372,898	$43,282,308
Class A – automatic conversion of Class B Shares	157,036	1,566,801	23,913	233,303
Class B	3,656	36,313	23,037	238,021
Class C	357,338	3,573,989	571,204	5,594,141
Class I	429,748	4,304,514	2,458,370	25,322,615
Shares issued to shareholders due to reinvestment of distributions:
Class A	115,792	1,166,446	254,597	2,528,119
Class B	9,695	97,638	26,974	268,265
Class C	31,399	315,437	61,245	605,137
Class I	69,914	706,400	152,811	1,522,650
	2,978,084	29,905,136	7,945,049	79,594,559
Shares redeemed:
Class A	(724,993)	(7,216,430)	(3,593,168)	(34,765,865)
Class B	(146,530)	(1,471,360)	(257,305)	(2,553,840)
Class B – automatic conversion to Class A Shares	(156,845)	(1,566,801)	(23,889)	(233,303)
Class C	(136,732)	(1,361,098)	(475,411)	(4,625,665)
Class I	(527,396)	(5,265,476)	(2,588,936)	(25,456,134)
	(1,692,496)	(16,881,165)	(6,938,709)	(67,634,807)
Net increase (decrease)	1,285,588	$13,023,971	1,006,340	$11,959,752

Nuveen Investments	55

Notes to Financial Statements (Unaudited) (continued)

	New York
	Six Months Ended 8/31/09		Year Ended 2/28/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,675,084	$26,940,893	9,836,918	$98,557,100
Class A – automatic conversion of Class B Shares	131,160	1,305,329	255,580	2,576,176
Class B	3,212	32,373	27,601	279,750
Class C	496,666	5,004,328	1,322,977	13,364,919
Class I	615,741	6,182,714	1,252,703	12,910,950
Shares issued to shareholders due to reinvestment of distributions:
Class A	233,929	2,362,053	505,943	5,050,642
Class B	10,632	107,215	31,044	310,295
Class C	51,749	522,969	102,086	1,016,920
Class I	231,742	2,343,984	488,084	4,879,032
	4,449,915	44,801,858	13,822,936	138,945,784
Shares redeemed:
Class A	(1,289,332)	(12,909,260)	(10,983,239)	(107,527,851)
Class B	(111,728)	(1,116,371)	(459,862)	(4,615,811)
Class B – automatic conversion to Class A Shares	(131,189)	(1,305,329)	(255,625)	(2,576,176)
Class C	(429,982)	(4,321,775)	(1,061,057)	(10,480,830)
Class I	(701,393)	(7,020,385)	(1,813,248)	(18,175,782)
	(2,663,624)	(26,673,120)	(14,573,031)	(143,376,450)
Net increase (decrease)	1,786,291	$18,128,738	(750,095)	$(4,430,666)

	New York Insured
	Six Months Ended 8/31/09		Year Ended 2/28/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	467,028	$4,574,049	1,492,616	$14,624,303
Class A – automatic conversion of Class B Shares	27,374	267,520	51,610	494,930
Class B	1,051	10,091	12,679	123,068
Class C	185,890	1,828,486	311,041	2,946,570
Class I	36,143	351,707	53,673	530,935
Shares issued to shareholders due to reinvestment of distributions:
Class A	114,633	1,119,697	244,735	2,353,860
Class B	6,799	66,587	20,287	196,146
Class C	13,478	131,899	25,633	246,812
Class I	272,926	2,676,529	633,952	6,129,100
	1,125,322	11,026,565	2,846,226	27,645,724
Shares redeemed:
Class A	(292,090)	(2,844,282)	(984,665)	(9,418,494)
Class B	(102,044)	(998,310)	(187,313)	(1,769,845)
Class B – automatic conversion to Class A Shares	(27,293)	(267,520)	(51,451)	(494,930)
Class C	(79,940)	(781,057)	(177,601)	(1,683,278)
Class I	(592,983)	(5,796,865)	(1,966,347)	(18,866,875)
	(1,094,350)	(10,688,034)	(3,367,377)	(32,233,422)
Net increase (decrease)	30,972	$338,531	(521,151)	$(4,587,698)

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended August 31, 2009, were as follows:

	Connecticut	New Jersey	New York	New York Insured
Purchases	$10,659,530	$11,423,805	$21,464,549	$1,582,443
Sales and maturities	1,655,000	10,489,021	4,319,200	2,565,413

56	Nuveen Investments

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At August 31, 2009, the cost of investments was as follows:

	Connecticut	New Jersey	New York	New York Insured
Cost of investments	$332,026,374	$213,477,078	$412,734,238	$279,856,208

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2009, were as follows:

	Connecticut	New Jersey	New York	New York Insured
Gross unrealized:
Appreciation	$9,562,161	$7,002,814	$11,000,750	$8,995,096
Depreciation	(8,366,784)	(9,037,569)	(12,933,258)	(3,201,417)
Net unrealized appreciation (depreciation) of investments	$1,195,377	$(2,034,755)	$(1,932,508)	$5,793,679

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2009, the Funds’ last tax year end, were as follows:

	Connecticut	New Jersey	New York	New York Insured
Undistributed net tax-exempt income*	$748,748	$945,675	$1,917,597	$859,863
Undistributed net ordinary income**	2,503	35,727	6,405	—
Undistributed net long-term capital gains	—	—	139,092	—
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 10, 2009, paid on March 2, 2009.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended February 28, 2009, was designated for purposes of the dividends paid deduction as follows:

	Connecticut	New Jersey	New York	New York Insured
Distributions from net tax-exempt income	$13,392,501	$8,535,475	$17,611,586	$11,733,808
Distributions from net ordinary income**	721,194	299,839	508,565	240,880
Distributions from net long-term capital gains	412,584	313,833	944,478	664,611
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2009, the Fund’s last tax year end, New York Insured had an unused capital loss carryforward of $203,963 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire on February 28, 2017.

The following Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through February 28, 2009, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Connecticut	New York	New York Insured
Post-October capital losses	$309,527	$232,816	$2,893,987

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Nuveen Investments	57

Notes to Financial Statements (Unaudited) (continued)

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets (1)	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of August 31, 2009, the complex-level fee rate was .1936%.

The complex-level fee schedule is as follows:

Complex-Level Net Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445
(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser has agreed to waive fees and reimburse expenses of New York and New York Insured so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred, in acquiring and disposing of portfolio securities and extraordinary expenses do not exceed .75% and .975% of the average daily net assets of any class of fund shares of New York and New York Insured, respectively. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended August 31, 2009, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Connecticut	New Jersey	New York	New York Insured
Sales charges collected	$184,298	$48,036	$104,578	$74,448
Paid to financial intermediaries	158,048	41,337	91,225	62,384

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

58	Nuveen Investments

During the six months ended August 31, 2009, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Connecticut	New Jersey	New York	New York Insured
Commission advances	$72,451	$38,230	$64,286	$20,744

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2009, the Distributor retained such 12b-1 fees as follows:

	Connecticut	New Jersey	New York	New York Insured
12b-1 fees retained	$64,871	$60,808	$83,628	$35,932

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2009, as follows:

	Connecticut	New Jersey	New York	New York Insured
CDSC retained	$3,790	$6,098	$4,629	$3,177

8. New Accounting Pronouncements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 166 (SFAS No. 166)

During June 2009, the Financial Accounting Standards Board issued SFAS No. 166, “Accounting for Transfers of Financial Assets – an amendment of SFAS No. 140.” The objective of SFAS No. 166 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.

SFAS No. 166 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of SFAS No. 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of SFAS No. 166 should be applied to transfers that occurred both before and after the effective date of SFAS No. 166. At this time, management is evaluating the implications of SFAS No. 166 and the impact it will have on the financial statement amounts and disclosures, if any.

9. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 1, 2009, to shareholders of record on September 29, 2009, as follows:

	Connecticut	New Jersey	New York	New York Insured
Dividend per share:
Class A	$.0350	$.0360	$.0380	$.0325
Class B	.0290	.0300	.0320	.0265
Class C	.0305	.0315	.0335	.0280
Class I	.0370	.0380	.0400	.0340

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 (SFAS No. 165)

In May 2009, the Financial Accounting Standards Board issued SFAS No. 165 “Subsequent Events.” SFAS No. 165 requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. SFAS No. 165 is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS No. 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued. SFAS No. 165 is effective for interim and annual periods ending after June 15, 2009. The Funds have performed an evaluation of subsequent events through October 27, 2009, which is the date the financial statements were issued.

Nuveen Investments	59

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

CONNECTICUT
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (7/87)
2010(f)	$9.77	$.21	$.50	$.71	$(.21)	$—	$(.21)	$10.27	7.34%
2009	10.01	.42	(.21)	.21	(.42)	(.03)	(.45)	9.77	2.20
2008	10.67	.42	(.65)	(.23)	(.42)	(.01)	(.43)	10.01	(2.24)
2007	10.65	.42	.05	.47	(.42)	(.03)	(.45)	10.67	4.54
2006(g)	10.77	.44	(.06)	.38	(.45)	(.05)	(.50)	10.65	3.55
2005	10.99	.48	(.18)	.30	(.48)	(.04)	(.52)	10.77	2.89
Class B (2/97)
2010(f)	9.77	.18	.48	.66	(.17)	—	(.17)	10.26	6.86
2009	10.00	.35	(.21)	.14	(.34)	(.03)	(.37)	9.77	1.53
2008	10.66	.34	(.65)	(.31)	(.34)	(.01)	(.35)	10.00	(2.97)
2007	10.65	.34	.04	.38	(.34)	(.03)	(.37)	10.66	3.67
2006(g)	10.76	.36	(.06)	.30	(.36)	(.05)	(.41)	10.65	2.84
2005	10.98	.40	(.18)	.22	(.40)	(.04)	(.44)	10.76	2.09
Class C (10/93)
2010(f)	9.77	.19	.49	.68	(.18)	—	(.18)	10.27	7.05
2009	10.00	.37	(.21)	.16	(.36)	(.03)	(.39)	9.77	1.73
2008	10.66	.36	(.65)	(.29)	(.36)	(.01)	(.37)	10.00	(2.80)
2007	10.64	.37	.04	.41	(.36)	(.03)	(.39)	10.66	3.96
2006(g)	10.76	.38	(.06)	.32	(.39)	(.05)	(.44)	10.64	2.98
2005	10.98	.42	(.18)	.24	(.42)	(.04)	(.46)	10.76	2.32
Class I (2/97)(h)
2010(f)	9.81	.22	.50	.72	(.22)	—	(.22)	10.31	7.44
2009	10.05	.44	(.21)	.23	(.44)	(.03)	(.47)	9.81	2.44
2008	10.71	.44	(.65)	(.21)	(.44)	(.01)	(.45)	10.05	(2.01)
2007	10.70	.45	.04	.49	(.45)	(.03)	(.48)	10.71	4.66
2006(g)	10.82	.47	(.07)	.40	(.47)	(.05)	(.52)	10.70	3.77
2005	11.03	.50	(.17)	.33	(.50)	(.04)	(.54)	10.82	3.16

60	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$262,699.85		%*	.83	%*	4.24	%*	.85	%*	.83	%*	4.24	%*	.85	%*	.83	%*	4.24	%*	1%
241,958.93			.83		4.22		.93		.83		4.22		.92		.82		4.24		14
247,654	1.07		.81		3.96		1.07		.81		3.96		1.06		.80		3.98		16
228,582	1.12		.83		4.00		1.12		.83		4.00		1.11		.82		4.01		14
225,785	1.05		.83		4.13		1.05		.83		4.13		1.04		.82		4.14		12
221,463.83			.83		4.45		.83		.83		4.45		.83		.83		4.45		8

7,690	1.60	*	1.58	*	3.50	*	1.60	*	1.58	*	3.50	*	1.60	*	1.58	*	3.50	*	1
9,341	1.68		1.58		3.46		1.68		1.58		3.46		1.66		1.56		3.47		14
13,256	1.82		1.56		3.21		1.82		1.56		3.21		1.81		1.55		3.22		16
19,462	1.87		1.58		3.25		1.87		1.58		3.25		1.86		1.57		3.27		14
24,816	1.80		1.58		3.38		1.80		1.58		3.38		1.79		1.57		3.39		12
29,587	1.58		1.58		3.70		1.58		1.58		3.70		1.58		1.58		3.70		8

52,154	1.40	*	1.38	*	3.69	*	1.40	*	1.38	*	3.69	*	1.40	*	1.38	*	3.69	*	1
45,761	1.48		1.38		3.68		1.48		1.38		3.68		1.47		1.37		3.69		14
39,561	1.62		1.36		3.41		1.62		1.36		3.41		1.61		1.35		3.43		16
39,949	1.67		1.38		3.45		1.67		1.38		3.45		1.66		1.37		3.46		14
38,228	1.60		1.38		3.58		1.60		1.38		3.58		1.59		1.37		3.59		12
35,767	1.38		1.38		3.90		1.38		1.38		3.90		1.38		1.38		3.90		8

20,149.65		*	.63	*	4.44	*	.65	*	.63	*	4.44	*	.65	*	.63	*	4.44	*	1
17,875.73			.63		4.43		.73		.63		4.43		.71		.61		4.44		14
17,518.87			.61		4.17		.87		.61		4.17		.86		.60		4.18		16
12,497.92			.63		4.19		.92		.63		4.19		.91		.62		4.20		14
4,403.85			.63		4.33		.85		.63		4.33		.84		.62		4.34		12
3,666.63			.63		4.65		.63		.63		4.65		.63		.63		4.65		8

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	Each Ratio of Expenses Including Interest to Average Net Assets in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended August 31, 2009.
(g)	Each Ratio of Expenses Including Interest to Average Net Assets and the Portfolio Turnover Rate for the fiscal year ended February 28, 2006, in the above table have been restated to give effect to recording the self-deposited inverse floaters as financing transactions.
(h)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	61

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NEW JERSEY
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2010(f)	$9.81	$.23	$.56	$.79	$(.22)	$—	$(.22)	$10.38	8.10%
2009	10.09	.43	(.26)	.17	(.42)	(.03)	(.45)	9.81	1.66
2008	10.82	.42	(.72)	(.30)	(.41)	(.02)	(.43)	10.09	(2.82)
2007	10.78	.42	.04	.46	(.41)	(.01)	(.42)	10.82	4.44
2006	10.85	.43	(.02)	.41	(.44)	(.04)	(.48)	10.78	3.89
2005	10.97	.45	(.11)	.34	(.46)	—	(.46)	10.85	3.20
Class B (2/97)
2010(f)	9.83	.19	.55	.74	(.18)	—	(.18)	10.39	7.60
2009	10.10	.36	(.26)	.10	(.34)	(.03)	(.37)	9.83	.98
2008	10.83	.34	(.72)	(.38)	(.33)	(.02)	(.35)	10.10	(3.58)
2007	10.78	.34	.05	.39	(.33)	(.01)	(.34)	10.83	3.72
2006	10.85	.35	(.02)	.33	(.36)	(.04)	(.40)	10.78	3.09
2005	10.96	.37	(.11)	.26	(.37)	—	(.37)	10.85	2.49
Class C (9/94)
2010(f)	9.79	.20	.55	.75	(.19)	—	(.19)	10.35	7.73
2009	10.05	.38	(.25)	.13	(.36)	(.03)	(.39)	9.79	1.28
2008	10.79	.36	(.73)	(.37)	(.35)	(.02)	(.37)	10.05	(3.47)
2007	10.75	.36	.04	.40	(.35)	(.01)	(.36)	10.79	3.87
2006	10.82	.37	(.02)	.35	(.38)	(.04)	(.42)	10.75	3.33
2005	10.94	.39	(.11)	.28	(.40)	—	(.40)	10.82	2.63
Class I (2/92)(g)
2010(f)	9.85	.24	.56	.80	(.23)	—	(.23)	10.42	8.17
2009	10.11	.45	(.25)	.20	(.43)	(.03)	(.46)	9.85	2.05
2008	10.85	.44	(.73)	(.29)	(.43)	(.02)	(.45)	10.11	(2.74)
2007	10.80	.44	.05	.49	(.43)	(.01)	(.44)	10.85	4.70
2006	10.87	.45	(.02)	.43	(.46)	(.04)	(.50)	10.80	4.06
2005	10.98	.48	(.12)	.36	(.47)	—	(.47)	10.87	3.46

62	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$110,653.85		%*	.85	%*	4.50	%*	.85	%*	.85	%*	4.50	%*	.85	%*	.85	%*	4.50	%*	5%
91,348.87			.85		4.31		.87		.85		4.31		.85		.83		4.33		21
83,210.96			.84		3.91		.96		.84		3.91		.94		.82		3.93		11
84,421	1.00		.86		3.88		1.00		.86		3.88		.98		.84		3.90		7
80,009.86			.86		3.96		.86		.86		3.96		.85		.85		3.97		15
73,687.88			.88		4.22		.88		.88		4.22		.87		.87		4.23		15

9,550	1.60	*	1.60	*	3.77	*	1.60	*	1.60	*	3.77	*	1.60	*	1.60	*	3.77	*	5
11,881	1.62		1.60		3.52		1.62		1.60		3.52		1.60		1.58		3.54		21
14,539	1.71		1.59		3.16		1.71		1.59		3.16		1.69		1.57		3.18		11
17,960	1.75		1.61		3.13		1.75		1.61		3.13		1.73		1.59		3.15		7
21,908	1.61		1.61		3.21		1.61		1.61		3.21		1.60		1.60		3.22		15
25,273	1.63		1.63		3.47		1.63		1.63		3.47		1.62		1.62		3.48		15

33,430	1.40	*	1.40	*	3.95	*	1.40	*	1.40	*	3.95	*	1.40	*	1.40	*	3.95	*	5
29,143	1.42		1.40		3.75		1.42		1.40		3.75		1.40		1.38		3.77		21
28,363	1.51		1.39		3.37		1.51		1.39		3.37		1.49		1.37		3.38		11
29,028	1.55		1.41		3.33		1.55		1.41		3.33		1.53		1.39		3.35		7
28,068	1.41		1.41		3.41		1.41		1.41		3.41		1.40		1.40		3.42		15
27,914	1.43		1.43		3.67		1.43		1.43		3.67		1.42		1.42		3.68		15

70,484.65		*	.65	*	4.71	*	.65	*	.65	*	4.71	*	.65	*	.65	*	4.71	*	5
66,899.67			.65		4.48		.67		.65		4.48		.65		.63		4.50		21
68,499.76			.64		4.11		.76		.64		4.11		.74		.62		4.13		11
63,816.80			.66		4.08		.80		.66		4.08		.78		.64		4.10		7
43,455.67			.67		4.16		.67		.67		4.16		.65		.65		4.17		15
43,464.68			.68		4.42		.68		.68		4.42		.67		.67		4.43		15

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	Each Ratio of Expenses Including Interest to Average Net Assets in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended August 31, 2009.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	63

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NEW YORK
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2010(f)	$9.84	$.23	$.56	$.79	$(.23)	$—	$(.23)	$10.40	8.10%
2009	10.15	.45	(.28)	.17	(.44)	(.04)	(.48)	9.84	1.67
2008	10.86	.44	(.70)	(.26)	(.44)	(.01)	(.45)	10.15	(2.53)
2007	10.84	.45	.02	.47	(.44)	(.01)	(.45)	10.86	4.44
2006(g)	10.93	.47	(.05)	.42	(.46)	(.05)	(.51)	10.84	3.88
2005	11.10	.50	(.17)	.33	(.50)	—	(.50)	10.93	3.12
Class B (2/97)
2010(f)	9.84	.19	.56	.75	(.19)	—	(.19)	10.40	7.72
2009	10.14	.38	(.28)	.10	(.36)	(.04)	(.40)	9.84	1.00
2008	10.86	.36	(.71)	(.35)	(.36)	(.01)	(.37)	10.14	(3.34)
2007	10.84	.37	.02	.39	(.36)	(.01)	(.37)	10.86	3.69
2006(g)	10.94	.39	(.06)	.33	(.38)	(.05)	(.43)	10.84	3.05
2005	11.11	.42	(.17)	.25	(.42)	—	(.42)	10.94	2.38
Class C (9/94)
2010(f)	9.84	.20	.56	.76	(.20)	—	(.20)	10.40	7.81
2009	10.15	.40	(.28)	.12	(.39)	(.04)	(.43)	9.84	1.12
2008	10.87	.39	(.71)	(.32)	(.39)	(.01)	(.40)	10.15	(3.12)
2007	10.85	.39	.02	.41	(.38)	(.01)	(.39)	10.87	3.92
2006(g)	10.95	.41	(.06)	.35	(.40)	(.05)	(.45)	10.85	3.27
2005	11.12	.44	(.16)	.28	(.45)	—	(.45)	10.95	2.60
Class I (12/86)(h)
2010(f)	9.86	.24	.56	.80	(.24)	—	(.24)	10.42	8.21
2009	10.17	.48	(.29)	.19	(.46)	(.04)	(.50)	9.86	1.91
2008	10.88	.47	(.71)	(.24)	(.46)	(.01)	(.47)	10.17	(2.31)
2007	10.86	.47	.02	.49	(.46)	(.01)	(.47)	10.88	4.66
2006(g)	10.96	.49	(.06)	.43	(.48)	(.05)	(.53)	10.86	4.01
2005	11.13	.52	(.17)	.35	(.52)	—	(.52)	10.96	3.34

64	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$209,646.87		%*	.84	%*	4.55	%*	.87	%*	.84	%*	4.55	%*	.87	%*	.84	%*	4.55	%*	1%
181,049.97			.84		4.49		.97		.84		4.49		.96		.83		4.50		30
190,598	1.12		.83		4.13		1.12		.83		4.13		1.11		.82		4.14		17
181,313	1.14		.84		4.15		1.14		.84		4.15		1.13		.83		4.17		9
159,947	1.08		.84		4.29		1.08		.84		4.29		1.06		.82		4.31		12
127,502.86			.86		4.59		.86		.86		4.59		.85		.85		4.60		8

10,402	1.62	*	1.59	*	3.81	*	1.62	*	1.59	*	3.81	*	1.62	*	1.59	*	3.81	*	1
12,094	1.72		1.59		3.71		1.72		1.59		3.71		1.71		1.58		3.72		30
19,133	1.87		1.58		3.38		1.87		1.58		3.38		1.86		1.57		3.39		17
25,898	1.89		1.59		3.41		1.89		1.59		3.41		1.88		1.58		3.42		9
31,620	1.83		1.59		3.54		1.83		1.59		3.54		1.81		1.57		3.56		12
36,125	1.61		1.61		3.84		1.61		1.61		3.84		1.60		1.60		3.85		8

56,185	1.42	*	1.39	*	4.01	*	1.42	*	1.39	*	4.01	*	1.42	*	1.39	*	4.01	*	1
51,978	1.52		1.39		3.95		1.52		1.39		3.95		1.51		1.38		3.96		30
49,910	1.67		1.38		3.58		1.67		1.38		3.58		1.66		1.37		3.60		17
48,525	1.69		1.39		3.60		1.69		1.39		3.60		1.68		1.38		3.62		9
42,934	1.63		1.39		3.74		1.63		1.39		3.74		1.61		1.37		3.76		12
37,221	1.41		1.41		4.04		1.41		1.41		4.04		1.40		1.40		4.05		8

141,935.67		*	.64	*	4.76	*	.67	*	.64	*	4.76	*	.67	*	.64	*	4.76	*	1
132,815.77			.64		4.69		.77		.64		4.69		.76		.63		4.71		30
137,731.92			.63		4.33		.92		.63		4.33		.91		.62		4.34		17
141,556.94			.64		4.35		.94		.64		4.35		.93		.63		4.37		9
137,680.88			.64		4.49		.88		.64		4.49		.86		.62		4.51		12
139,964.66			.66		4.79		.66		.66		4.79		.65		.65		4.80		8

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	Each Ratio of Expenses Including Interest to Average Net Assets in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended August 31, 2009.
(g)	Each Ratio of Expenses Including Interest to Average Net Assets and the Portfolio Turnover Rate for the fiscal year ended February 28, 2006, in the above table have been restated to give effect to recording the self-deposited inverse floaters as financing transactions.
(h)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	65

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NEW YORK INSURED
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2010(f)	$9.61	$.20	$.35	$.55	$(.20)	$—	$(.20)	$9.96	5.73%
2009	9.63	.40	— *	.40	(.39)	(.03)	(.42)	9.61	4.24
2008	10.37	.40	(.71)	(.31)	(.40)	(.03)	(.43)	9.63	(3.07)
2007	10.41	.40	—	.40	(.40)	(.04)	(.44)	10.37	4.02
2006	10.71	.42	(.09)	.33	(.42)	(.21)	(.63)	10.41	3.19
2005	10.98	.45	(.18)	.27	(.45)	(.09)	(.54)	10.71	2.59
Class B (2/97)
2010(f)	9.64	.17	.34	.51	(.16)	—	(.16)	9.99	5.32
2009	9.66	.33	— *	.33	(.32)	(.03)	(.35)	9.64	3.45
2008	10.40	.32	(.71)	(.39)	(.32)	(.03)	(.35)	9.66	(3.79)
2007	10.44	.33	(.01)	.32	(.32)	(.04)	(.36)	10.40	3.23
2006	10.73	.34	(.09)	.25	(.33)	(.21)	(.54)	10.44	2.47
2005	11.00	.37	(.18)	.19	(.37)	(.09)	(.46)	10.73	1.79
Class C (9/94)
2010(f)	9.62	.18	.34	.52	(.17)	—	(.17)	9.97	5.43
2009	9.64	.35	— *	.35	(.34)	(.03)	(.37)	9.62	3.65
2008	10.37	.34	(.70)	(.36)	(.34)	(.03)	(.37)	9.64	(3.54)
2007	10.42	.35	(.02)	.33	(.34)	(.04)	(.38)	10.37	3.31
2006	10.71	.36	(.08)	.28	(.36)	(.21)	(.57)	10.42	2.70
2005	10.98	.39	(.18)	.21	(.39)	(.09)	(.48)	10.71	2.02
Class I (12/86)(g)
2010(f)	9.65	.21	.34	.55	(.20)	—	(.20)	10.00	5.80
2009	9.67	.42	— *	.42	(.41)	(.03)	(.44)	9.65	4.42
2008	10.40	.42	(.70)	(.28)	(.42)	(.03)	(.45)	9.67	(2.79)
2007	10.45	.42	(.01)	.41	(.42)	(.04)	(.46)	10.40	4.08
2006	10.74	.44	(.08)	.36	(.44)	(.21)	(.65)	10.45	3.45
2005	11.00	.47	(.17)	.30	(.47)	(.09)	(.56)	10.74	2.85

66	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$93,446.87		%**	.85	%**	4.11	%**	.87	%**	.85	%**	4.11	%**	.87	%**	.85	%**	4.11	%**	1%
87,154.96			.85		4.12		.96		.85		4.12		.94		.83%		4.14		11
79,593	1.08		.84		3.89		1.08		.84		3.89		1.07		.83		3.90		13
90,400	1.03		.85		3.89		1.03		.85		3.89		1.02		.84		3.90		9
90,706.84			.84		3.93		.84		.84		3.93		.83		.83		3.94		22
87,032.85			.85		4.17		.85		.85		4.17		.85		.85		4.18		12

6,336	1.62	**	1.60	**	3.37	**	1.62	**	1.60	**	3.37	**	1.62	**	1.60	**	3.37	**	1
7,288	1.70		1.59		3.35		1.70		1.59		3.35		1.69		1.58		3.37		11
9,290	1.83		1.59		3.14		1.83		1.59		3.14		1.82		1.58		3.15		13
13,447	1.78		1.60		3.14		1.78		1.60		3.14		1.77		1.59		3.15		9
17,871	1.59		1.59		3.17		1.59		1.59		3.17		1.58		1.58		3.18		22
22,881	1.60		1.60		3.42		1.60		1.60		3.42		1.60		1.60		3.42		12

17,119	1.42	**	1.40	**	3.56	**	1.42	**	1.40	**	3.56	**	1.42	**	1.40	**	3.56	**	1
15,374	1.51		1.40		3.57		1.51		1.40		3.57		1.49		1.38		3.58		11
13,870	1.63		1.39		3.34		1.63		1.39		3.34		1.62		1.38		3.35		13
14,426	1.58		1.40		3.34		1.58		1.40		3.34		1.57		1.39		3.35		9
15,783	1.39		1.39		3.37		1.39		1.39		3.37		1.38		1.38		3.38		22
17,470	1.40		1.40		3.62		1.40		1.40		3.62		1.40		1.40		3.63		12

175,384.67		**	.65	**	4.32	**	.67	**	.65	**	4.32	**	.67	**	.65	**	4.32	**	1
172,000.76			.65		4.31		.76		.65		4.31		.74		.63		4.32		11
184,670.88			.64		4.09		.88		.64		4.09		.87		.63		4.10		13
207,492.83			.65		4.09		.83		.65		4.09		.82		.64		4.10		9
220,883.64			.64		4.13		.64		.64		4.13		.63		.63		4.13		22
237,657.65			.65		4.37		.65		.65		4.37		.65		.65		4.37		12

*	Rounds to less than $.01 per share.
**	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	Each Ratio of Expenses Including Interest to Average Net Assets in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended August 31, 2009.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	67

Annual Investment Management Agreement Approval Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 27-29, 2009 (the “May Meeting”), the Boards of Trustees (each a “Board” and each Trustee, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreements (each an “Advisory Agreement”) between each Fund and Nuveen Asset Management (“NAM”) for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2009 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, the Independent Board Members reviewed a broad range of information relating to the Funds and NAM, including absolute performance, fee and expense information for the Funds as well as comparative performance, fee and expense information for a comparable peer group of funds, the performance information of recognized and/or customized benchmarks (as applicable) of the Funds, the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries other than Winslow Capital Management, Inc. (“Winslow Capital”), which was recently acquired in December 2008), and other information regarding the organization, personnel, and services provided by NAM. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of NAM, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of NAM’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, NAM’s organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In reviewing the services provided and the initiatives undertaken during the past year, the Independent Board Members recognized the severe market turmoil experienced in the capital markets during recent periods, including sustained periods of high volatility, credit disruption and government intervention. The Independent Board Members considered NAM’s efforts, expertise and other actions taken to address matters as they arose that impacted the Funds. The Independent Board Members recognized the role of the Investment Services group which, among other things, monitors the various positions throughout the Nuveen fund complex to identify and address any systematic risks. In addition, the Capital Markets Committee of NAM provides a multi-departmental venue for developing new policies to mitigate any risks. The Independent Board Members further recognized NAM’s continuous review of the Nuveen funds’ investment strategies and mandates in seeking to continue to refine and improve the investment process for the funds, particularly in light of market conditions. In this regard, the Independent Board Members noted the changes recommended by NAM to various investment mandates for the Nuveen funds in seeking to take advantage of market opportunities and to improve the tools available for managing liquidity and market exposure; the establishment of a team responsible for coordinating the handling of large trades in or out of the Nuveen funds; and the ongoing monitoring of investment management processes.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of NAM’s investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate NAM’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members considered NAM’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

68	Nuveen Investments

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Advisory Agreements were satisfactory.

B. The Investment Performance of the Funds and NAM

The Board considered the investment performance of each Fund, including the Fund’s historic performance as well as its performance compared to funds with similar investment objectives (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data as well as recognized and/or customized benchmarks (as applicable). The Independent Board Members reviewed performance information including, among other things, total return information compared with the Fund’s Performance Peer Group and recognized and/or customized benchmarks (as applicable) for the quarter-, one-, three- and five-year periods (as applicable) ending December 31, 2008 and for the same periods (as applicable) ending March 31, 2009. The Independent Board Members also reviewed performance information of the Nuveen municipal funds managed by NAM in the aggregate ranked by peer group and the performance of such funds, in the aggregate, relative to their benchmark. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In comparing a fund’s performance with that of its Performance Peer Group, the Independent Board Members took into account that the closest Performance Peer Group in certain instances may not adequately reflect the respective fund’s investment objectives and strategies thereby hindering a meaningful comparison of the fund’s performance with that of the Performance Peer Group. The Independent Board Members further considered the performance of the Funds in the context of the volatile market conditions during the past year, and their impact on various asset classes and the portfolio management of the Funds.

Based on their review and factoring in the severity of market turmoil in 2008, the Independent Board Members determined that each Fund’s investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as compared to the fee and expenses of a comparable universe of unaffiliated funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”).

The Independent Board Members further reviewed data regarding the construction of the applicable Peer Universe and Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as the asset level of a fund relative to peers, the size and particular composition of the Peer Universe or Peer Group, the investment objectives of the peers, expense anomalies, changes in the funds comprising the Peer Universe or Peer Group from year to year, levels of reimbursement and the timing of information used may impact the comparative data, thereby limiting the ability to make a meaningful comparison. The Independent Board Members also considered, among other things, the differences in the states reflected in the respective Peer Group. In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees and net total expense ratio were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such other clients include NAM’s municipal separately managed accounts. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Nuveen

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers other than Winslow Capital) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2008. In addition, the Independent Board Members reviewed information regarding the

Nuveen Investments	69

Annual Investment Management Agreement Approval Process (continued)

financial results of Nuveen for 2008 based on its Form 8-K filed on March 31, 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business.

Based on their review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to NAM by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits NAM may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. While economies of scale result when costs can be spread over a larger asset base, the Independent Board Members also recognized that the asset levels generally declined in 2008 due to, among other things, the market downturn. Accordingly, for funds with a reduction in assets under management, advisory fee levels may have increased as breakpoints in the fee schedule were no longer surpassed.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex generally are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. Generally, the complex-wide pricing reduces Nuveen’s revenue because total complex fund assets have consistently grown in prior years. As noted, however, total fund assets declined in 2008 resulting in a smaller downward adjustment of revenues due to complex-wide pricing compared to the prior year.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits NAM or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered, among other things, any sales charges, distribution fees and shareholder services fees received and retained by the Funds’ principal underwriter, an affiliate of NAM, which includes fees received pursuant to any 12b-1 plan. The Independent Board Members, therefore, considered the 12b-1 fees retained by Nuveen during the last calendar year.

In addition to the above, the Independent Board Members considered whether NAM received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to NAM in managing the assets of the Funds and other clients. The Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” NAM intends to comply with the applicable safe harbor provisions.

70	Nuveen Investments

Based on their review, the Independent Board Members concluded that any indirect benefits received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that NAM’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments	71

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

72	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	73

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions

for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $128 billion of assets on June 30, 2009.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

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MSA-MS3-0809D

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

August 31, 2009

Nuveen California High Yield Municipal Bond Fund	Nuveen California Municipal Bond Fund	Nuveen California Insured Municipal Bond Fund

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Chairman’s

Letter to Shareholders

Dear Shareholder,

The financial markets in which your Fund operates continue to reflect the larger economic crosscurrents. The illiquidity that infected global credit markets over the last year appears to be slowly but steadily receding. The major institutions that are the linchpin of the international financial system are strengthening their capital structures, but many still struggle with losses in their various portfolios. There are encouraging signs of recovery in European and Asian economies, while the U.S. economy continues to feel the impact of job losses and an over-borrowed consumer. Global trends include modestly increasing trade and increased concern about the ability of the U.S. government to address its substantial budgetary deficits. Identifying those developments that will define the future is never easy, but rarely is it more difficult than at present.

After considerable volatility in the first few months of 2009, both the fixed-income and equity markets have seen a partial recovery. A fundamental component of a successful long-term investment program is a commitment to remain invested during market downturns in order to be better positioned to benefit from any recovery. Another component is to re-evaluate investment disciplines and tactics and to confirm their validity following periods of extreme volatility and market dislocation, such as we have recently experienced. Your Board carried out an intensive review of investment performance with these objectives in mind during April and May of this year as part of the annual management contract renewal process. I encourage you to read the description of this process in the Annual Investment Management Agreement Approval Process section of this report.

Remaining invested through market downturns and reconfirming the appropriateness of a long term investment strategy is as important for our shareholders as it is for professional investment managers. For that reason, I again encourage you to remain in communication with your financial consultant on these subjects. For recent developments on all your Nuveen Funds, please visit the Nuveen web site: www.nuveen.com.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Nuveen Fund Board

October 20, 2009

Nuveen Investments	1

Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Portfolio managers John Miller and Scott Romans examine key investment strategies and the Funds’ performance during the six months ending August 31, 2009. John Miller, who has 16 years of investment experience, has managed the Nuveen California High Yield Municipal Bond Fund since its inception in 2006, while Scott Romans, who has nine years of investment experience, has managed the Nuveen California Municipal Bond Fund since 2003 and the Nuveen California Insured Municipal Bond Fund since 2005.

How did the Funds perform during the six-month reporting period?

The chart on page five provides total return performance information for the Funds for the six-month, one-year, five-year and ten-year periods ended August 31, 2009. It compares that performance with each Fund’s corresponding Lipper peer fund average as well as the appropriate national and California-specific Standard & Poor’s (S&P) indexes and the Barclays Capital Municipal Bond Index.

Nuveen California High Yield Municipal Bond Fund

In contrast to the very challenging market backdrop last fall and in early 2009, this six-month period offered an extremely positive environment for investors in high-yield municipal securities. During the six months ended August 31, 2009, the Class A Shares at net asset value of the Nuveen California High Yield Municipal Bond Fund outpaced the Lipper California Municipal Debt Funds Average, the Barclays Capital Municipal Bond Index, the Standard & Poor’s (S&P) Municipal Bond Index and the S&P California Municipal Bond Index.

Several broad trends helped the municipal market as well as the Fund during the six-month period. As the economic prospects of states and municipalities improved, liquidity returned to the municipal bond market and credit spreads – meaning the amount of additional income paid to investors for taking on credit risk – narrowed dramatically from historically wide levels. As spreads narrowed, the prices of lower-rated bonds rose sharply. Secondly, the new “Build America” bond program is a new class of taxable municipal debt created as part of the February 2009 economic stimulus package. They provide municipal issuers with a federal subsidy equal to 35% of the security’s interest payments and therefore offer issuers an attractive alternative to traditional tax-exempt debt.

As investors became more confident about the economy and credit risk, lower-rated, higher-yielding bonds ended up being the market’s best-performing securities as credit spreads narrowed. Throughout the period, the vast majority of the Fund’s assets were held in bonds with credit ratings of BBB and below. These were the securities that did the

2	Nuveen Investments

worst in the downturn, and they also enjoyed the strongest recovery when conditions turned much more favorable during the six-month period.

Other factors added to performance as well. The Fund benefited from having a relatively long duration compared to our benchmark, meaning that the portfolio had greater price sensitivity to changes in interest rates. This positioning magnified our gains in an environment in which municipal bond investors were willing to assume greater interest rate risk in exchange for higher levels of income.

In addition, roughly 25% of the portfolio was held in land-secured bonds – also called community-development district or “dirt” deals. These bonds make up a significant portion of the California high-yield municipal market. Although many of these development projects continued to underperform as the housing market remained depressed, the ones we chose for the portfolio did considerably better than average – in part because they were recovering off of very low price levels, and in part because they restored investor confidence by continuing to make their interest payments throughout the downturn. In short, the bonds had been priced at significantly distressed levels that never materialized. Once liquidity became more widely available and investors’ risk-aversion abated, our holdings in these land-secured bonds ended up performing very well.

Of final note, health care bonds were a positive source of performance for the Fund. The sector’s credit quality proved more resilient than many investors expected, and our focus on lower-rated health care bonds with stable financial positions added to total returns.

Nuveen California Municipal Bond Fund

Over the six-month period, the Class A Shares at net asset value of the Nuveen California Municipal Bond Fund outperformed the Lipper California Municipal Debt Funds Average, the Barclays Capital Municipal Bond Index, the Standard & Poor’s (S&P) National Municipal Bond Index and the S&P California Municipal Bond Index.

By far, the portfolio was helped the most during this period by its credit-quality make-up. In most market environments, we prefer to be somewhat overweighted in lower-rated bonds to take advantage of what we see as Nuveen’s credit-research advantage. Specifically, we had a higher allocation to bonds with credit ratings of BBB and also, at period end, had more than 11% of the portfolio allocated to non-rated bonds whose financial strength we had thoroughly investigated. As investors became more willing to assume credit risk throughout the period, these lower-rated positions ended up performing quite well. At the same time, the Fund was underweighted in AAA-rated and AA-rated bonds. Both categories also earned positive returns, but their gains were significantly less than those of their lower-rated counterparts.

The Fund’s duration positioning also contributed to positive results, though to a lesser extent than our credit-quality allocations. Our duration was slightly longer than our benchmark, enabling us to benefit to a greater extent from the more-favorable interest rate environment. Allocations to individual bonds in the health care and utility sectors further helped our performance, while an underexposure to toll road bonds – whose long durations typically outperform in market rallies – had a corresponding negative impact on results.

Nuveen Investments	3

Nuveen California Insured Municipal Bond Fund

Over the six-month period, the Nuveen California Insured Municipal Bond Fund Class A Shares at net asset value outperformed the Lipper Single-State Insured Municipal Debt Funds Average, the national Barclays Capital Municipal Bond index, and the Standard & Poor’s (S&P) National Municipal Bond Index. The Fund lagged the S&P California Municipal Bond Index during the same time frame.

The Fund’s relatively long duration was a positive factor for performance. Owning a greater portion of the portfolio in longer-dated holdings, which are more sensitive to interest rate changes, was helpful during an environment of increasing investor comfort with interest rate risk.

In keeping with our investment mandate, the vast majority of the Fund’s assets were held in insured municipal bonds. By prospectus, however, we can own up to 20% of the portfolio in uninsured issues, which outperformed insured debt during the past six months. To the extent that we did own uninsured bonds, the Fund’s performance was positively affected, as securities with more credit risk outperformed their higher-quality counterparts. We saw especially strong results from some of our health care investments.

4	Nuveen Investments

1	The Lipper averages shown represent the average annualized total return for all reporting funds in the respective categories for the period ended August 31, 2009. The Lipper California Municipal Debt Funds Average contained 124, 123, 100 and 78 funds and the Lipper Single-State Insured Municipal Debt Funds Average contained 61, 60, 57 and 56 funds for the six-month, one-, five- and ten-year periods, respectively, for the period ended August 31, 2009. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Average.

2	The Standard & Poor’s (S&P) California Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade California municipal bond market. The index does not reflect any initial or ongoing expenses and is not available for direct investment. The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value weighted index designed to measure the performance of the investment-grade municipal bond market. The index does not reflect any initial or ongoing expenses and is not available for direct investment.

3	The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index is an unmanaged, unleveraged index comprised of a broad range of investment-grade municipal bonds. The index does not reflect any initial or ongoing expenses and is not available for direct investment.

Class A Shares – Average Annual Total Returns

As of 8/31/09

	Cumulative Six-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen California High Yield Municipal Bond Fund
A Shares at NAV	15.69%	-9.03%	N/A	N/A
A Shares at Offer	10.76%	-12.89%	N/A	N/A
Lipper California Municipal Debt Funds Average[1]	6.83%	0.78%	2.43%	4.03%
Standard & Poor’s (S&P) California Municipal Bond Index[2]	5.77%	3.47%	3.84%	5.19%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	6.49%	4.68%	4.00%	5.30%
Barclays Capital Municipal Bond Index[3]	5.61%	5.67%	4.16%	5.40%
Nuveen California Municipal Bond Fund
A Shares at NAV	7.45%	0.75%	2.51%	3.84%
A Shares at Offer	2.96%	-3.49%	1.64%	3.39%
Lipper California Municipal Debt Funds Average[1]	6.83%	0.78%	2.43%	4.03%
Standard & Poor’s (S&P) California Municipal Bond Index[2]	5.77%	3.47%	3.84%	5.19%
Standard & Poor’s (S&P) Municipal Bond Index[2]	6.49%	4.68%	4.00%	5.30%
Barclays Capital Municipal Bond Index[3]	5.61%	5.67%	4.16%	5.40%
Nuveen California Insured Municipal Bond Fund
A Shares at NAV	5.67%	0.33%	2.17%	4.00%
A Shares at Offer	1.25%	-3.84%	1.30%	3.56%
Lipper Single-State Insured Municipal Debt Funds Average[1]	4.81%	4.07%	2.94%	4.30%
Standard & Poor’s (S&P) California Municipal Bond Index[2]	5.77%	3.47%	3.84%	5.19%
Standard & Poor’s (S&P) Municipal Bond Index[2]	6.49%	4.68%	4.00%	5.30%
Barclays Capital Municipal Bond Index[3]	5.61%	5.67%	4.16%	5.40%

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Returns at NAV would be lower if the sales charge were included. Class A Shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Nuveen Investments	5

What strategies were used to manage the Funds?

Nuveen California High Yield Municipal Bond Fund

Entering the reporting period, many high-yield bonds were trading at extremely depressed prices. In many cases, our research and credit analysis convinced us that the prices were much lower than warranted. We took advantage of the market’s risk aversion to add to existing portfolio positions as well as purchase new bonds that we believed offered our shareholders a particularly favorable risk/reward tradeoff.

While we found more of these value opportunities early in the initial stages of the market’s strong rally, they continued to be evident at various times throughout the past six months. After the market recovery was well underway, for example, we added a BBB-rated health care bond issue with coupon interest of 8.25% and priced at a discount – an extremely favorable structure for a bond issue with a stable financial picture, as our analysis convinced us was the case.

Another area of activity was to add natural gas pre-payment bonds to the portfolio. With these bonds, public utilities enter into financial instruments with Wall Street firms to pre-pay for natural gas supplies. During the financial crisis, the markets became increasingly concerned about Wall Street, causing these gas pre-payment bonds to lag badly. In our opinion, these securities provided very strong long-term values. While we recognized the risks involved, we also felt that those risks were being more than reflected in the extremely low prices at which the securities were trading. In retrospect, our participation in this sector proved helpful. As the market bounced back from its challenges and investors regained confidence in the underlying strength of many large financial institutions, credit spreads on the gas-oriented bonds narrowed and their prices rose, adding nicely to the Fund’s performance.

Elsewhere, we continued to purchase land-secured bonds when we felt their low prices fully compensated investors for the risks involved. Because of problems associated with certain of these development projects, the entire sector has operated under a taint. That perception has started to ease, but to invest successfully in this area, it’s necessary to evaluate individual purchase opportunities on a case-by-case basis, conducting exhaustive research to identify the most creditworthy projects. We did so and, as we mentioned earlier, enjoyed strong results from our investments in this sector.

To manage the portfolio’s risk, we kept it well-diversified across economic sectors, credit quality and regions in the state. We also were cautious about investing in California general obligation (GO) debt, despite those securities’ positive returns during the period, as we saw better value opportunities elsewhere in the market.

Nuveen California Municipal Bond Fund

Our management approach during the six-month period can be divided into two main themes – taking advantage of available opportunities to buy bonds at unusually attractive prices and yields, and monitoring the portfolio’s liquidity in a highly volatile investment environment.

6	Nuveen Investments

Overall, purchase activity was moderate compared to that in recent years, as investor inflows into the Fund slowed down and bonds regained some of their previously lost value. That said, we were still periodically able to add what we felt were good values to the portfolio. When possible, we continued our approach of opportunistic investing, buying very-low-priced bonds offering high income relative to their credit risk. Many of the best opportunities took place prior to the reporting period, as we wrote about in our last shareholder report. However, we were able to continue this opportunistic buying strategy to a lesser extent early in this six-month time frame. As the municipal market rebounded, many of our recently added positions ended up being very strong performers.

Many of the Fund’s recent purchases were health care bonds, which were widely available during the period because of the sector’s ineligibility to participate in the federal Build America bond program. This ineligibility led to increased health care bond supply, which in turn put downward pressure on prices. Many of the issues available were names that we have long followed and in whose credit quality we had confidence. We believe these bonds can add substantial long-term value for our shareholders.

Given the volatility we have observed in the municipal market, we felt it was prudent to keep the portfolio highly liquid. We were seeing some signs that California investors were diversifying away from bonds in their home state and increasingly toward those in other parts of the country. Accordingly, purchase activity during the period was focused on high-quality, highly liquid bonds – such as water district issues – expected to benefit from strong investor demand, and which we felt would be relatively easy to sell quickly if volatile market conditions demanded it.

Nuveen California Insured Municipal Bond Fund

Portfolio activity was quite limited in the California Insured Fund during the six-month period. As in the uninsured California Fund, we were focused on owning highly liquid bonds just in case investors sought to diversify away from in-state issuers. As we mentioned, we saw preliminary signs that this was occurring. While we weren’t necessarily expecting the trend to accelerate, we saw it as a possibility and wanted to ready the portfolio for increased market volatility.

Accordingly, we avoided selling our pre-refunded bonds, among the most liquid in the portfolio, because of their very strong credit quality and relatively high levels of income. Other sales during the period focused on bonds with structures that have historically seen strong demand from individual investors – typically, those with coupons around 5% and selling at modest discounts – and we were able to obtain decent prices in exchange for these issues.

In the past several years, following the credit rating downgrade of most major municipal bond insurers, it has become increasingly difficult to find suitable AAA-rated insured bonds, which, by prospectus, must make up 80% of the portfolio. Given this criterion, we found no appropriate purchase opportunities during the period but continue to monitor the municipal market for attractively valued bonds we believe can accomplish our portfolio-management objectives.

Nuveen Investments	7

Recent Developments Regarding Bond Insurance Companies

Another factor that had an impact on the performance of these Funds was their positions in bonds backed by municipal bond insurers that experienced downgrades in their credit ratings. During the period covered by this report, all bond insurers experienced one or more rating reductions by at least one or more rating agencies. At the time this report was prepared, there are no longer any bond insurers rated AAA by more than one of the major rating agencies (Moody’s Investor Service, S&P and Fitch) and at least one rating agency has placed each insurer on “negative credit watch,” “credit outlook/watch developing” “credit outlook/watch negative,” “credit watch evolving,” “rating withdrawn” or “regulatory supervision” which may presage one or more rating reductions for any insurer in the future. As concern increased about the balance sheets of insurers, prices on insured bonds – especially those bonds issued by weaker underlying credits – declined, detracting from the Funds’ performances. By the end of this period, most insured bonds were being valued according to their fundamentals as if they were uninsured. On the whole, the holdings of all of these Funds continued to be well diversified and it is important to note that municipal bonds historically have had a very low rate of default.

Dividend Information

During the reporting period, the Class I Shares of the Nuveen California High Yield Municipal Bond Fund experienced one dividend increase in August 2009. There were no other dividend changes to any of the Funds.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of August 31, 2009, all three Funds had a positive UNII balance, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

8	Nuveen Investments

Fund Spotlight as of 8/31/09 Nuveen California High Yield Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	NCHAX	NCHBX	NCHCX	NCHRX
NAV	$7.27	$7.27	$7.27	$7.27
Latest Monthly Dividend[1]	$0.0405	$0.0365	$0.0375	$0.0420
Inception Date	3/28/06	3/28/06	3/28/06	3/28/06

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/09

A Shares	NAV	Offer
1-Year	-9.03%	-12.89%
Since Inception	-3.98%	-5.18%

B Shares	w/o CDSC	w/CDSC
1-Year	-9.63%	-13.03%
Since Inception	-4.70%	-5.43%

C Shares	NAV
1-Year	-9.54%
Since Inception	-4.52%

I Shares	NAV
1-Year	-8.85%
Since Inception	-3.80%

Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	6.69%	6.40%
30-Day Yield[2]	6.87%	—
SEC 30-Day Yield[2,3]	—	6.58%
Taxable-Equivalent Yield[3,4]	10.55%	10.11%

B Shares	NAV
Dividend Yield[2]	6.02%
30-Day Yield[2]	6.14%
Taxable-Equivalent Yield[4]	9.43%

C Shares	NAV
Dividend Yield[2]	6.19%
30-Day Yield[2]	6.38%
Taxable-Equivalent Yield[4]	9.80%

I Shares	NAV
Dividend Yield[2]	6.93%
SEC 30-Day Yield[2]	7.11%
Taxable-Equivalent Yield[4]	10.92%

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	9.57%	-4.92%
Since Inception	-0.88%	-2.09%

B Shares	w/o CDSC	w/CDSC
1-Year	8.62%	-4.62%
Since Inception	-1.66%	-2.38%

C Shares	NAV
1-Year	8.84%
Since Inception	-1.44%

I Shares	NAV
1-Year	9.66%
Since Inception	-0.73%

Portfolio Statistics
Net Assets ($000)	$66,194
Average Effective Maturity on Securities (Years)	25.44
Average Duration	11.78

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.92%	2/28/09
Class B	1.67%	2/28/09
Class C	1.47%	2/28/09
Class I	0.72%	2/28/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid September 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2009.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34.9%.

Nuveen Investments	9

Fund Spotlight as of 8/31/09 Nuveen California High Yield Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/Limited	26.9%
Health Care	19.3%
Education and Civic Organizations	13.6%
Utilities	6.8%
Industrials	6.5%
Consumer Staples	5.6%
Long-Term Care	5.1%
Housing/Multifamily	4.5%
Other	11.7%

[1]	As a percentage of total investments, excluding investments in derivatives, as of August 31, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/09)	$1,156.90	$1,152.90	$1,153.90	$1,159.80	$1,020.42	$1,016.64	$1,017.64	$1,021.42
Expenses Incurred During Period	$5.16	$9.23	$8.14	$4.08	$4.84	$8.64	$7.63	$3.82

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .95%, 1.70%, 1.50% and .75% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Nuveen Investments

Fund Spotlight as of 8/31/09 Nuveen California Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	NCAAX	NCBBX	NCACX	NCSPX
NAV	$9.40	$9.39	$9.37	$9.38
Latest Monthly Dividend[1]	$0.0365	$0.0310	$0.0325	$0.0380
Inception Date	9/07/94	3/07/97	9/19/94	7/01/86

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/09

A Shares	NAV	Offer
1-Year	0.75%	-3.49%
5-Year	2.51%	1.64%
10-Year	3.84%	3.39%

B Shares	w/o CDSC	w/CDSC
1-Year	-0.10%	-3.94%
5-Year	1.73%	1.56%
10-Year	3.22%	3.22%

C Shares	NAV
1-Year	0.10%
5-Year	1.94%
10-Year	3.26%

I Shares	NAV
1-Year	0.86%
5-Year	2.71%
10-Year	4.03%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	4.66%	4.46%
30-Day Yield[2]	4.61%	—
SEC 30-Day Yield[2,3]	—	4.42%
Taxable-Equivalent Yield[3,4]	7.08%	6.79%

B Shares	NAV
Dividend Yield[2]	3.96%
30-Day Yield[2]	3.87%
Taxable-Equivalent Yield[4]	5.94%

C Shares	NAV
Dividend Yield[2]	4.16%
30-Day Yield[2]	4.07%
Taxable-Equivalent Yield[4]	6.25%

I Shares	NAV
Dividend Yield[2]	4.86%
SEC 30-Day Yield[2]	4.81%
Taxable-Equivalent Yield[4]	7.39%

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	13.43%	8.72%
5-Year	3.64%	2.75%
10-Year	4.50%	4.06%

B Shares	w/o CDSC	w/CDSC
1-Year	12.49%	8.49%
5-Year	2.88%	2.70%
10-Year	3.89%	3.89%

C Shares	NAV
1-Year	12.75%
5-Year	3.09%
10-Year	3.93%

I Shares	NAV
1-Year	13.68%
5-Year	3.86%
10-Year	4.72%

Portfolio Statistics
Net Assets ($000)	$290,454
Average Effective Maturity on Securities (Years)	18.89
Average Duration	7.84

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.85%	2/28/09
Class B	1.60%	2/28/09
Class C	1.40%	2/28/09
Class I	0.65%	2/28/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid September 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2009.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34.9%.

Nuveen Investments	11

Fund Spotlight as of 8/31/09 Nuveen California Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/Limited	24.3%
Health Care	23.9%
U.S. Guaranteed	10.9%
Tax Obligation/General	7.3%
Utilities	7.2%
Transportation	5.6%
Water and Sewer	5.1%
Long-Term Care	5.0%
Other	10.7%

1	As a percentage of total investments as of August 31, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/09)	$1,074.50	$1,069.50	$1,070.70	$1,074.50	$1,020.87	$1,017.14	$1,018.10	$1,021.88
Expenses Incurred During Period	$4.50	$8.35	$7.36	$3.45	$4.38	$8.13	$7.17	$3.36

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .86%, 1.60%, 1.41% and .66% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

12	Nuveen Investments

Fund Spotlight as of 8/31/09 Nuveen California Insured Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbols	NCAIX	NCABX	NCAKX	NCIBX
NAV	$9.72	$9.75	$9.68	$9.74
Latest Monthly Dividend[1]	$0.0345	$0.0285	$0.0300	$0.0360
Latest Capital Gain Distribution[2]	$0.0142	$0.0142	$0.0142	$0.0142
Inception Date	9/07/94	3/07/97	9/13/94	7/01/86

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 8/31/09

A Shares	NAV	Offer
1-Year	0.33%	-3.84%
5-Year	2.17%	1.30%
10-Year	4.00%	3.56%

B Shares	w/o CDSC	w/CDSC
1-Year	-0.44%	-4.28%
5-Year	1.42%	1.25%
10-Year	3.38%	3.38%

C Shares	NAV
1-Year	-0.25%
5-Year	1.63%
10-Year	3.44%

I Shares	NAV
1-Year	0.53%
5-Year	2.38%
10-Year	4.21%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.26%	4.08%
30-Day Yield[3]	4.38%	—
SEC 30-Day Yield[3,4]	—	4.19%
Taxable-Equivalent Yield[4,5]	6.73%	6.44%

B Shares	NAV
Dividend Yield[3]	3.51%
30-Day Yield[3]	3.63%
Taxable-Equivalent Yield[5]	5.58%

C Shares	NAV
Dividend Yield[3]	3.72%
30-Day Yield[3]	3.83%
Taxable-Equivalent Yield[5]	5.88%

I Shares	NAV
Dividend Yield[3]	4.44%
SEC 30-Day Yield[3]	4.57%
Taxable-Equivalent Yield[5]	7.02%

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	13.46%	8.65%
5-Year	3.30%	2.42%
10-Year	4.66%	4.20%

B Shares	w/o CDSC	w/CDSC
1-Year	12.55%	8.55%
5-Year	2.52%	2.35%
10-Year	4.02%	4.02%

C Shares	NAV
1-Year	12.75%
5-Year	2.72%
10-Year	4.08%

I Shares	NAV
1-Year	13.54%
5-Year	3.49%
10-Year	4.86%

Portfolio Statistics
Net Assets ($000)	$187,871
Average Effective Maturity on Securities (Years)	19.96
Average Duration	8.48

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.85%	2/28/09
Class B	1.60%	2/28/09
Class C	1.40%	2/28/09
Class I	0.65%	2/28/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid September 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2009.

2	Paid November 12, 2008. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 34.9%.

Nuveen Investments	13

Fund Spotlight as of 8/31/09 Nuveen California Insured Municipal Bond Fund

Bond Credit Quality1,2

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – Insurance, for more information.

*	U.S. Guaranteed includes 5.4% (as a % of total investments) of Insured securities.

Portfolio Composition[2]
Tax Obligation/Limited	25.6%
Tax Obligation/General	18.4%
Health Care	14.3%
Transportation	9.3%
Utilities	6.9%
Housing/Single Family	5.5%
U.S. Guaranteed	5.4%
Education and Civic Organizations	5.1%
Other	9.5%

Insurers[3]
NPFG[4]	36.3%
AMBAC	25.2%
FGIC	15.7%
FSA	14.8%
Other	8.0%

1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Please see the Portfolio Managers’ Comments for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of August 31, 2009. Holdings are subject to change.

3	As a percentage of total Insured investments as of August 31, 2009. Holdings are subject to change.

4	MBIA’s public finance subsidiary.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/09)	$1,056.70	$1,052.60	$1,054.00	$1,057.60	$1,020.87	$1,017.09	$1,018.10	$1,021.88
Expenses Incurred During Period	$4.46	$8.33	$7.30	$3.42	$4.38	$8.19	$7.17	$3.36

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .86%, 1.61%, 1.41% and .66% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 3.5%

$300	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2001C-1, 9.750%, 1/01/26	1/11 at 100.00	N/R	$245,664

1,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	B+	606,700

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37	12/17 at 100.00	N/R	715,100

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	412,920

420	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project Revenue Bonds, Series 2006B, 5.625%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	347,945
3,220	Total Consumer Discretionary			2,328,329

	Consumer Staples – 5.6%

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	N/R	672,960

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
250	5.125%, 6/01/47	6/17 at 100.00	BBB	175,488
2,100	5.750%, 6/01/47	6/17 at 100.00	BBB	1,638,021

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
50	5.000%, 6/01/37	6/14 at 100.00	BBB	38,023
750	5.125%, 6/01/46	6/14 at 100.00	BBB	517,373

620	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	632,939
4,770	Total Consumer Staples			3,674,804

	Education and Civic Organizations – 13.5%

1,325	California Educational Facilities Authority Revenue Bonds (California Lutheran University) Series 2008, 5.750%, 10/01/38	10/18 at 100.00	Baa1	1,250,124

1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	785,320

75	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	69,541

100	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36	11/15 at 100.00	A2	86,550

1,165	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/30	1/15 at 100.00	BBB–	886,786

1,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	746,770

1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	No Opt. Call	N/R	1,139,369

1,000	California Municipal Finance Authority, Revenue Refunding Bonds, Biola University, Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	965,010

1,065	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	731,580

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	135,370

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$400	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	$257,708

100	California Statewide Community Development Authority, Revenue Bonds, Viewpoint School, Series 2004, 5.000%, 10/01/28 – ACA Insured	10/14 at 100.00	BBB	78,447

200	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	140,542

600	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	8/11 at 100.00	N/R	407,280

110	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin Phonetic Charter School, Series 2006, 5.750%, 7/01/36	7/16 at 100.00	N/R	77,815

100	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	74,534

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BB	43,515

400	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	286,472

1,060	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	803,279
11,365	Total Education and Civic Organizations			8,966,012

	Health Care – 19.1%

50	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/33	3/13 at 100.00	A	43,915

1,240	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	11/09 at 100.00	CCC	820,384

	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007:
1,000	5.250%, 2/01/27	2/17 at 100.00	Baa2	882,150
1,500	5.250%, 2/01/46	2/17 at 100.00	Baa2	1,174,635

1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.290%, 7/01/47 – FSA Insured (IF)	7/18 at 100.00	AAA	1,001,120

1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	659,530

2,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	1,378,400

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
750	5.250%, 7/01/30	7/15 at 100.00	BBB	633,188
515	5.250%, 7/01/35	7/15 at 100.00	BBB	418,958
495	5.000%, 7/01/39	7/15 at 100.00	BBB	375,156

	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3046:
450	12.220%, 11/15/46 (IF)	11/16 at 100.00	Aa3	304,047
1,545	12.217%, 11/15/48 (IF)	5/18 at 100.00	Aa3	1,022,435

860	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 12.849%, 11/15/48 (IF)	5/18 at 100.00	Aa3	569,122

500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A, 5.000%, 12/01/21	12/15 at 100.00	BBB	426,865

1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/18 at 100.00	BBB	1,559,777

100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36	12/16 at 100.00	N/R	68,227

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$500	Sierra View Local Health Care District, Tulare County, California, Refunding Revenue Bonds, Series 1998, 5.400%, 7/01/22	1/10 at 100.00	A–	$491,790

1,000	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	N/R	794,030

60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	43,832
16,055	Total Health Care			12,667,561

	Housing/Multifamily – 4.5%

400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB–	309,924

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	682,410

120	Multifamily Housing Revenue Bond Pass-Through Certificates, California, Series 2001-17, Stanford Arms Seniors Apartments 01-P2, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	111,104

1,250	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007, 5.000%, 12/15/33	12/12 at 100.00	Baa3	866,475

750	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	No Opt. Call	N/R	629,093

490	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	367,912
4,010	Total Housing/Multifamily			2,966,918

	Housing/Single Family – 1.4%

500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	AA–	389,065

855	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2007M, Trust 1021, 7.286%, 8/01/31 (Alternative Minimum Tax) (IF)	2/16 at 100.00	AA–	535,803
1,355	Total Housing/Single Family			924,868

	Industrials – 6.4%

90	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1989, 6.750%, 9/01/19 (Alternative Minimum Tax)	9/09 at 100.00	Baa3	90,312

580	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/09 at 100.00	BBB	577,065

565	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	520,794

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/15 at 101.00	BBB	443,410

1,000	California Pollution Control Financing Authority, Solid Waste Revenue Bonds, Keller Canyon Landfill Company, Series 1992, 6.875%, 11/01/27 (Alternative Minimum Tax)	11/09 at 100.00	BBB	1,000,470

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)	No Opt. Call	BB	650,300

250	California Statewide Communities Development Authority, Sewer and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch Project, Series 2007, 4.800%, 9/01/46 (Alternative Minimum Tax)	3/12 at 100.00	BBB+	183,448

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials (continued)

$260	Kootenai County Industrial Development Corporation, Idaho, Industrial Development Revenue Bonds, Coer d’Alene Fiber Fuels, Inc., Series 2006, 6.750%, 12/01/26	12/16 at 100.00	N/R	$163,358

100	Louisiana Local Government Environmental Facilities and Community Development Authority, Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36	9/16 at 100.00	N/R	61,091

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)	7/17 at 102.00	N/R	557,340
5,095	Total Industrials			4,247,588

	Long-Term Care – 5.1%

40	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation Refunding, American Baptist Homes of the West, Series 1998A, 6.200%, 10/01/27	10/09 at 100.00	BBB–	36,495

1,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center Project, Series 2007, 5.375%, 12/01/37	12/17 at 100.00	Ba1	1,082,550

1,000	California Statewide Community Development Authority, Revenue Bonds, Hollenbeck Palms, Magnolia Assisted Living, Series 2007A, 4.600%, 2/01/37 – RAAI Insured (Alternative Minimum Tax)	2/17 at 100.00	BBB–	749,430

1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	644,350

50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	40,720

1,000	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27	9/12 at 100.00	Ba1	807,140
4,590	Total Long-Term Care			3,360,685

	Tax Obligation/General – 2.1%

400	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	275,456

725	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	No Opt. Call	B+	730,938

500	Guam, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37	11/17 at 100.00	B+	387,175
1,625	Total Tax Obligation/General			1,393,569

	Tax Obligation/Limited – 26.7%

1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	No Opt. Call	N/R	623,740

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8D & 17B, Series 2009B:
225	8.875%, 9/01/34	9/12 at 103.00	N/R	227,907
450	8.625%, 9/01/39	9/12 at 103.00	N/R	447,750

100	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A, 5.600%, 9/01/25	9/15 at 102.00	N/R	79,799

300	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.050%, 9/01/37	9/09 at 102.50	N/R	194,697

1,000	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32	8/17 at 102.00	N/R	753,070

150	Chawanakee Unified School District, Madera County, California, Certificates of Participation, Series 2009B, 7.125%, 5/01/34	12/09 at 100.00	A–	150,083

500	Dinuba Financing Authority, California, Measure R Road Improvement Lease Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	343,885

100	Eastern Municipal Water District, California, Community Facility District No 2005-38 Improvement Area A, Special Tax Bonds, Series 2006, 5.200%, 9/01/36	9/09 at 102.00	N/R	69,251

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	$174,533

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
80	5.000%, 9/01/18	9/09 at 103.00	N/R	49,705
10	5.000%, 9/01/20	9/09 at 103.00	N/R	6,222
50	5.125%, 9/01/22	No Opt. Call	N/R	31,129
1,000	5.200%, 9/01/27	9/15 at 102.00	N/R	623,950
1,225	5.250%, 9/01/37	9/15 at 102.00	N/R	741,027

500	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	397,690

500	Folsom Public Financing Authority, California, Subordinate Special Tax Revenue Bonds, Series 2007B, 5.200%, 9/01/32	9/17 at 100.00	N/R	348,035

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45	6/15 at 100.00	A–	862,490

1,000	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/09 at 102.50	N/R	664,490

200	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	133,644

300	Hesperia Unified School District, San Bernardino County, California, Community Facilities District 2006-5 Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	194,916

405	Hesperia, California, Improvement Act of 1915, Assessment District, 91-1, Joshua West Main Street, Series 1992, 8.500%, 9/02/24	9/09 at 100.00	N/R	396,795

120	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	98,801

1,090	Jurupa Community Facilites District 29, California, Eastvale Area Special Tax Bonds, 8.625%, 9/01/39	9/09 at 103.00	N/R	1,097,456

1,115	Jurupa Community Services District, California, Community Facilities District 25 Earstvale Area Special Tax Bonds, Series 2008A, 8.375%, 9/01/28	9/18 at 100.00	N/R	1,125,135

335	Lancaster, California, Redevelopment Agency Combined Project Areas, Housing Programs, Tax Allocation Bonds 2009, 6.875%, 8/01/39 (WI/DD, Settling 9/03/09)	8/19 at 100.00	A	337,077

130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	9/09 at 103.00	N/R	88,026

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	43,961

1,000	Moreno Valley, California, Community Facilities District 5, Special Tax Bonds, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	649,720

125	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-4, Series 2006B, 5.450%, 9/01/38	9/16 at 100.00	N/R	87,579

1,000	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.100%, 9/01/26	9/09 at 103.00	N/R	746,200

1,100	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Valley Vistas IA3, Series 2008B, 6.625%, 9/01/38	9/16 at 100.00	N/R	875,644

495	Perris Public Financing Authority, California, Local Agency Revenue Bonds, Series 2007D, 5.800%, 9/01/38	9/14 at 100.00	N/R	323,265

590	Perris, California, Community Facilities District 2001-1 Improvement Area 5-A Special Tax Bonds, Series 2006, 5.000%, 9/01/37	9/09 at 102.50	N/R	336,943

125	Riverside Unified School District, California, Community Facilities District 24 Special Tax Bonds, Series 2006, 5.100%, 9/01/36	9/14 at 102.00	N/R	88,876

500	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006, 5.200%, 9/02/36	9/16 at 101.00	N/R	331,130

1,000	Roseville Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2007B, 5.000%, 9/01/33	9/17 at 100.00	N/R	672,260

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen California High Yield Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$425	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Westpark, Series 2005, 5.250%, 9/01/25	9/15 at 100.00	N/R	$296,072

125	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006, 5.250%, 9/01/37	9/16 at 100.00	N/R	75,698

995	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	669,366

461	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	12/09 at 100.00	N/R	299,230

100	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	67,632

500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	458,595

500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/15 at 102.00	N/R	352,920

600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	602,118

300	Westside Union School District, California, Community Facilities District 2005-3 Special Tax Bonds, Series 2006, 5.000%, 9/01/36	9/14 at 102.00	N/R	196,413

390	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	173,164

135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	3/15 at 100.00	N/R	85,058
23,666	Total Tax Obligation/Limited			17,693,147

	Transportation – 4.0%

8,275	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 1999, 0.000%, 1/15/30	1/10 at 30.97	BBB–	1,705,478

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	29,819
45	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	32,369

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/14 at 102.00	N/R	207,815
275	6.500%, 7/01/27 (Alternative Minimum Tax)	7/14 at 102.00	N/R	220,751

250	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.875%, 11/01/30 – FGIC Insured	5/10 at 100.00	A1	250,065

140	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Revenue Bonds, American Airlines Inc., Series 1985A, 6.450%, 12/01/25	6/10 at 100.00	CCC+	61,379

15	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax)	12/09 at 100.00	CCC+	6,575

245	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/09 at 100.00	CCC+	107,437
9,530	Total Transportation			2,621,688

	U.S. Guaranteed – 0.0% (4)

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1:
10	6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	11,172
15	6.625%, 6/01/40 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	17,608
25	Total U.S. Guaranteed			28,780

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 6.8%

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
$75	5.250%, 11/15/23	No Opt. Call	A	$70,830
25	5.500%, 11/15/30	No Opt. Call	A	24,387
1,000	5.500%, 11/15/37	No Opt. Call	A	966,159

7,890	Merced Irrigation District, California, Certificates of Participation, Water Hydroelectric Series 2008B, 0.000%, 9/01/33	9/16 at 32.62	A	1,411,757

600	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39 (WI/DD, Settling 9/10/09)	No Opt. Call	A	604,811

	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
445	5.250%, 11/01/22	No Opt. Call	A	433,215
995	5.250%, 11/01/27	No Opt. Call	A	963,796
11,030	Total Utilities			4,474,955

	Water and Sewer – 0.5%

500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	343,884
$96,836	Total Investments (cost $75,948,600) – 99.2%			65,692,788
	Other Assets Less Liabilities – 0.8%			500,977
	Net Assets – 100%			$66,193,765

Investments in Derivatives

Forward Swaps outstanding at August 31, 2009:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (5)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$1,000,000	Receive	3-Month USD-LIBOR	3.265%	Semi-Annually	1/15/10	1/15/39	$167,100
JPMorgan	1,000,000	Receive	3-Month USD-LIBOR	3.367	Semi-Annually	1/15/10	1/15/39	150,200
RBC	1,000,000	Receive	3-Month USD-LIBOR	3.327	Semi-Annually	4/23/10	4/23/39	164,200
								$481,500

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

(5)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

See accompanying notes to financial statements.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.3%

$3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	6/12 at 100.00	Baa3	$2,927,155

485	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB	443,077

3,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	BBB	2,730,035

12,135	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB	6,392,718
19,620	Total Consumer Staples			12,492,985

	Education and Civic Organizations – 3.3%

	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
105	5.000%, 11/01/21	11/15 at 100.00	A2	105,769
135	5.000%, 11/01/25	11/15 at 100.00	A2	130,772

2,960	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	BBB–	2,142,685

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	No Opt. Call	N/R	871,610
1,500	7.000%, 10/01/39	No Opt. Call	N/R	1,280,190

1,000	California State Public Works Board, Lease Revenue Bonds, University of California Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A–	1,028,500

1,000	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	1,002,370

1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego Space and Science Foundation, Series 1996, 7.500%, 12/01/26	12/09 at 102.00	N/R	1,435,050

2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	1,515,620
11,200	Total Education and Civic Organizations			9,512,566

	Health Care – 24.1%

1,000	California Health Facilities Financing Authority Revenue Bonds, Series 2009A, Childrens Hospital of Orange County, 6.500%, 11/01/38	11/19 at 100.00	A	1,021,510

2,675	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	11/09 at 100.00	CCC	1,769,780

5,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Catholic Healthcare West, Series 1994-5, 5.000%, 7/01/14 – NPFG Insured	1/10 at 100.00	A2	5,004,550

1,475	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008J, 5.625%, 7/01/32	7/15 at 100.00	A	1,436,960

1,360	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37	4/16 at 100.00	A+	1,211,094

10,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 – NPFG Insured	11/16 at 100.00	Aa3	8,681,999

2,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/46	2/17 at 100.00	Baa2	1,566,180

1,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	874,950

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A:
$2,340	4.800%, 7/15/17	No Opt. Call	N/R	$1,955,093
1,000	5.000%, 7/15/22	7/17 at 100.00	N/R	746,740

7,740	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds, Memorial Health Services, Series 2003A, 6.000%, 10/01/23	4/13 at 100.00	A+	7,960,048

5,540	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured	7/17 at 100.00	AAA	5,531,247

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB	844,250
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB	1,515,780

3,670	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB	3,320,029

1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,563,869

3,170	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A, 4.750%, 4/01/33	4/17 at 100.00	A+	2,774,447

3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 1.180%, 4/01/36	4/17 at 100.00	A+	1,717,500

2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	AA	2,381,490

4,540	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	4,586,535

2,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/18 at 100.00	BBB	2,161,704

5,390	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation, Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured	7/15 at 102.00	Baa1	4,947,265

4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	4,540,995

1,000	Sierra View Local Health Care District, Tulare County, California, Refunding Revenue Bonds, Series 1998, 5.400%, 7/01/22	1/10 at 100.00	A–	983,580

1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	N/R	886,740
76,330	Total Health Care			69,984,335

	Housing/Multifamily – 1.1%

2,000	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project, Series 1999A, 5.900%, 3/20/29	9/09 at 102.00	N/R	1,641,680

1,940	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	1/10 at 101.00	N/R	1,588,006
3,940	Total Housing/Multifamily			3,229,686

	Housing/Single Family – 1.0%

345	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	AA–	349,071

25	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1997A, 7.000%, 9/01/29 (Alternative Minimum Tax)	No Opt. Call	AAA	25,468

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$3,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%, 12/01/42 (Alternative Minimum Tax)	12/16 at 100.00	Aa2	$2,445,930
3,370	Total Housing/Single Family			2,820,469

	Industrials – 1.2%

610	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB	592,273

3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	BBB	2,765,280
3,610	Total Industrials			3,357,553

	Long-Term Care – 5.0%

	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A	1,853,922
2,130	5.600%, 8/15/34	8/14 at 100.00	A	2,110,148

4,250	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation, American Baptist Homes of the West, Series 1997A, 5.850%, 10/01/27	10/09 at 100.00	BBB–	3,630,690

3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Institute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	A	2,809,710

2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39	5/19 at 100.00	A	2,039,340

2,750	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27	9/12 at 100.00	Ba1	2,219,635
15,980	Total Long-Term Care			14,663,445

	Tax Obligation/General – 7.3%

1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006B, 5.250%, 8/01/30 – FGIC Insured	8/16 at 100.00	A	1,443,055

10,000	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/15 – FSA Insured (UB)	No Opt. Call	AAA	11,213,500

	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2004A:
1,000	5.500%, 7/01/22 – FGIC Insured	7/14 at 100.00	A	1,132,340
1,500	5.500%, 7/01/24 – FGIC Insured	7/14 at 100.00	A	1,698,510

2,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured	9/13 at 100.00	A+	2,033,300

275	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	282,351

2,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series 2000B, 5.125%, 7/01/22 – NPFG Insured	7/10 at 100.00	AA	2,068,100

1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured	9/15 at 100.00	Aa2	1,406,151
19,555	Total Tax Obligation/General			21,277,307

	Tax Obligation/Limited – 24.4%

3,000	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	A	2,470,620

	Brea Public Finance Authority, California, Revenue Bonds, Series 2008A:
2,105	7.000%, 9/01/23	9/16 at 102.00	BBB+	2,140,785
2,000	7.125%, 9/01/26	9/16 at 102.00	BBB+	2,021,140

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$350	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	$323,855

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A–	1,775,060

2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	Baa1	1,565,256

	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
170	5.000%, 9/01/26	9/16 at 100.00	N/R	148,668
395	5.125%, 9/01/36	9/16 at 100.00	N/R	325,219

	Jurupa Community Services District, California, Community Facilities District 25 Earstvale Area Special Tax Bonds, Series 2008A:
1,000	8.375%, 9/01/28	9/18 at 100.00	N/R	1,009,090
3,205	8.875%, 9/01/38	9/18 at 100.00	N/R	3,276,536

1,800	La Mirada Redevelopment Agency, California, Special Tax Refunding Bonds, Community Facilities District 89-1, Civic Theatre Project, Series 1998, 5.700%, 10/01/20	10/09 at 101.00	N/R	1,584,936

2,500	Lancaster Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Combined Redevelopment Project Areas, Series 2003B, 5.000%, 8/01/34 – FGIC Insured	8/13 at 100.00	A	2,088,500

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,736,389

1,120	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	12/14 at 100.00	A	1,039,976

630	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A2	532,325

2,500	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/22 – FSA Insured	9/13 at 100.00	AAA	2,582,875

985	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	9/09 at 103.00	N/R	882,984

	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District, Series 2004:
805	5.550%, 9/01/29	9/14 at 100.00	N/R	639,420
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	968,338

7,100	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A	5,814,048

315	Ontario, California, Assessment District 100C Limited Obligation Improvement Bonds, California Commerce Center Phase III, Series 1991, 8.000%, 9/02/11	9/09 at 103.00	N/R	326,453

1,600	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AS, 5.000%, 2/01/31 – AMBAC Insured	2/17 at 100.00	A	1,384,192

1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – NPFG Insured	6/17 at 100.00	A	1,003,203

1,645	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/09 at 100.00	N/R	1,456,746

305	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	252,921

2,345	Richmond Redevelopment Agency, California, Harbour Project Tax Allocation Bonds, Series 1998A Refunding, 5.500%, 7/01/18 – NPFG Insured	7/10 at 100.00	AA–	2,371,780

380	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	355,790

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A		$1,007,260

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A		503,630

2,880	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention Center, Series 2004, 5.250%, 7/01/24 – AMBAC Insured	7/11 at 102.00	AA–		2,975,990

6,900	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	10/09 at 100.00	AA		6,902,415

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured	12/17 at 100.00	N/R		1,310,599

4,000	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	1/10 at 100.00	A–		4,005,280

6,700	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 5.000%, 9/01/31 – FGIC Insured	9/16 at 100.00	N/R		5,684,749

2,500	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.250%, 4/01/27 – AGC Insured	4/18 at 100.00	AAA		2,532,625

2,000	Tustin, California, Community Facilities District 2007-1, Legacy-Retail Center Special Tax Bonds, 6.000%, 9/01/37	9/17 at 100.00	N/R		1,811,260

445	Vallejo Public Financing Authority, California, Limited Obligation Revenue Refinancing Bonds, Fairground Drive Assessment District 65, Series 1998, 5.700%, 9/02/11	No Opt. Call	N/R		447,995

4,000	Western Placer Unified School District, Placer County, California, Certificates of Participation, Series 2008, 5.000%, 8/01/47 – AGC Insured	8/18 at 100.00	AAA		3,737,320
77,030	Total Tax Obligation/Limited				70,996,228

	Transportation – 5.7%

2,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/28	1/14 at 101.00	BBB–		2,311,045

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R		242,814
220	5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R		158,246

3,970	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A1		3,950,904

550	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 1999, Issue 23A, 5.000%, 5/01/30 – FGIC Insured (Alternative Minimum Tax)	5/11 at 100.00	A1		496,144

4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured	5/16 at 100.00	A1		4,022,240

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2008, 6.500%, 5/01/19 (Mandatory put 5/01/12) (Alternative Minimum Tax)	No Opt. Call	A1		2,128,260

3,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series, Issue 34E, 5.750%, 5/01/25 – FSA Insured (Alternative Minimum Tax)	5/18 at 100.00	AAA		3,101,010
16,775	Total Transportation				16,410,663

	U.S. Guaranteed – 11.0% (4)

3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa		3,346,830

3,115	California Educational Facilities Authority, Revenue Bonds, Pooled College and University Projects, Series 2000C, 6.750%, 6/01/30 (ETM)	6/10 at 101.00	Baa3	(4)	3,268,071

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community Hospitals of Central California, Series 2001, 5.625%, 2/01/21 (Pre-refunded 2/01/11)	2/11 at 101.00	AAA		$1,077,890

2,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)	12/13 at 102.00	N/R	(4)	2,968,675

1,035	Escondido Union School District, San Diego County, California, General Obligation Bonds, Series 2002A, 5.250%, 8/01/23 (Pre-refunded 8/01/12) – FSA Insured	8/12 at 100.00	AAA		1,154,398

4,205	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA		4,697,616

	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series 2005B:
5,080	5.000%, 8/01/21 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA	(4)	5,951,982
2,350	5.000%, 8/01/26 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA	(4)	2,753,378

1,940	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AAA		2,369,497

30	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	A1	(4)	30,920

1,400	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/19 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	A1	(4)	1,578,668

2,475	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) – MBIA Insured	5/12 at 100.00	A1	(4)	2,743,117
28,130	Total U.S. Guaranteed				31,941,042

	Utilities – 7.3%

2,445	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18 (5)	12/09 at 100.00	N/R		2,147,761

3,550	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-1, 5.250%, 7/01/15	7/11 at 100.00	AA–		3,754,267

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–		535,600

4,535	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric System Projects, Series 2008A, 0.000%, 9/01/23	9/16 at 64.56	A		1,802,526

	Merced Irrigation District, California, Certificates of Participation, Water Hydroelectric Series 2008B:
27,110	0.000%, 9/01/33	9/16 at 32.62	A		4,850,792
12,000	0.000%, 9/01/38	9/16 at 23.21	A		1,521,360

615	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R		516,120

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3		3,483,776

2,485	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 11/01/24	No Opt. Call	A		2,452,869
56,710	Total Utilities				21,065,071

	Water and Sewer – 5.1%

2,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA		2,147,260

2,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – FSA Insured	10/13 at 100.00	AAA		2,080,100

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen California Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,680	Castaic Lake Water Agency, California, Certificates of Participation, Series 2004A, 5.000%, 8/01/20 – AMBAC Insured	8/14 at 100.00	AA	$1,733,290

1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – NPFG Insured	9/16 at 100.00	AA–	1,224,600

2,500	Fortuna Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 10/01/36 – FSA Insured	10/16 at 100.00	AAA	2,496,200

1,770	Pomona Public Finance Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	1,737,308

3,500	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/39	10/19 at 100.00	AA+	3,521,910
14,700	Total Water and Sewer			14,940,668
$346,950	Total Investments (cost $307,148,255) – 100.8%			292,692,018
	Floating Rate Obligations – (1.7)%			(5,000,000)
	Other Assets Less Liabilities – 0.9%			2,761,488
	Net Assets – 100%			$290,453,506

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1, 2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently, the Fund continues to accrue interest on this obligation.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140. See Notes to Financial Statements, Footnote 1 – Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

28	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 5.0%

$1,250	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	9/09 at 101.00	Baa1	$1,231,613

1,500	California State Public Works Board, Lease Revenue Bonds, University of California, Institute Projects, Series 2005C, 5.000%, 4/01/30 – AMBAC Insured	4/15 at 100.00	Aa2	1,503,555

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa3	2,290,928

5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured	11/11 at 101.00	BBB	4,427,700
10,000	Total Education and Civic Organizations			9,453,796

	Health Care – 14.2%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 – FSA Insured	1/10 at 100.00	AAA	1,808,880

2,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.250%, 3/01/45	3/16 at 100.00	A+	2,318,750

5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 – NPFG Insured	11/16 at 100.00	Aa3	4,341,000

4,000	California Statewide Community Development Authority, Certificates of Participation, Sutter Health Obligated Group, Series 1999, 5.500%, 8/15/31 – FSA Insured	2/10 at 101.00	AAA	4,026,440

4,170	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007A, 4.750%, 4/01/33	4/17 at 100.00	A+	3,649,667

5,685	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	5,743,271

5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%, 7/15/37 – AMBAC Insured	7/17 at 100.00	A1	4,761,550
28,355	Total Health Care			26,649,558

	Housing/Multifamily – 4.8%

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	N/R	3,756,441

3,865	Los Angeles, California, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Park Plaza West Senior Apartments, Series 2001B, 5.400%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	AAA	3,916,057

1,285	Santa Cruz County Housing Authority, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Northgate Apartments, Series 1999A, 5.500%, 7/20/40 (Alternative Minimum Tax)	1/10 at 102.00	AAA	1,286,503
9,330	Total Housing/Multifamily			8,959,001

	Housing/Single Family – 5.4%

	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A:
3,500	5.300%, 12/01/21 – AMBAC Insured	6/12 at 101.00	Aa2	3,628,695
5,000	5.350%, 12/01/27 – AMBAC Insured	6/12 at 101.00	Aa2	5,095,700

300	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	AA–	303,540

1,205	California Rural Home Mortgage Finance Authority, FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2002D, 5.250%, 6/01/34 (Alternative Minimum Tax)	6/12 at 101.00	Aaa	1,201,252
10,005	Total Housing/Single Family			10,229,187

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 18.2%

$1,000	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	AA–	$1,069,020

6,900	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 – FSA Insured	8/16 at 100.00	AAA	6,899,724

2,040	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/23 – FGIC Insured	8/15 at 100.00	AA–	2,100,935

1,365	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004, 5.250%, 9/01/20 – FGIC Insured	9/14 at 100.00	AA–	1,488,410

	Glendora Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006A:
1,900	5.250%, 8/01/24 – NPFG Insured	8/16 at 100.00	AA–	1,982,669
1,000	5.250%, 8/01/25 – NPFG Insured	8/16 at 100.00	AA–	1,039,900
2,650	0.000%, 8/01/19 – NPFG Insured	8/13 at 68.56	A	1,482,622
2,755	0.000%, 8/01/20 – NPFG Insured	8/13 at 63.85	A	1,424,555

	Imperial Community College District, Imperial County, California, General Obligation Bonds, Series 2005:
1,330	5.000%, 8/01/23 – FGIC Insured	8/14 at 100.00	A	1,361,388
1,510	5.000%, 8/01/24 – FGIC Insured	8/14 at 100.00	A	1,538,569

1,460	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – FGIC Insured	8/13 at 100.00	A	1,489,039

2,405	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – FGIC Insured	7/14 at 101.00	A3	2,321,186

270	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA–	277,217

1,590	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured	7/15 at 100.00	Aa3	1,633,582

4,070	San Benito Health Care District, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/31 – SYNCORA GTY Insured	7/14 at 101.00	BBB+	3,605,043

1,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/24 – FSA Insured	8/14 at 100.00	AAA	1,032,030

3,040	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Series 1991A, 0.000%, 9/01/15 – NPFG Insured	No Opt. Call	A	2,398,864

1,000	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	A	1,031,820
37,285	Total Tax Obligation/General			34,176,573

	Tax Obligation/Limited – 25.3%

1,915	Alameda County Redevelopment Agency, California, Eden Area Redevelopment Project, Tax Allocation Bonds, Series 2006A, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	A	1,577,079

	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
15,000	0.000%, 9/01/34 – FSA Insured	No Opt. Call	AAA	3,097,800
10,000	0.000%, 9/01/36 – FSA Insured	No Opt. Call	AAA	1,829,900

235	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – NPFG Insured	No Opt. Call	A	262,871

1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	BBB+	1,405,443

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – FSA Insured	8/11 at 101.00	AAA	2,281,815

1,960	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/13 at 100.00	AA–	1,994,359

335	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	309,976

960	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	BBB	782,717

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,400	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 5.000%, 9/01/29 – NPFG Insured	9/15 at 100.00	A	$1,230,796

2,285	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 5.000%, 10/01/21 – NPFG Insured	10/14 at 100.00	A+	2,378,525

1,185	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/27 – FSA Insured	10/14 at 100.00	AAA	1,210,525

2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A–	2,156,225

1,840	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	A–	1,669,285

4,555	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	BBB	3,699,024

1,830	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A2	1,546,277

1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – FSA Insured	12/14 at 100.00	AAA	1,020,600

14,050	Paramount Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	A	4,944,336

1,150	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2007, 5.000%, 6/15/30 – NPFG Insured	6/17 at 100.00	A	1,003,203

290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	240,483

8,000	Riverside County, California, Asset Leasing Corporate Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997B, 5.000%, 6/01/19 – NPFG Insured	6/12 at 101.00	A	7,746,877

360	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	337,064

3,560	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Woodcreek West, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	9/15 at 100.00	A–	3,103,608

1,840	Western Placer Unified School District, Placer County, California, Certificates of Participation, Series 2008, 5.000%, 8/01/47 – AGC Insured	8/18 at 100.00	AAA	1,719,167
80,155	Total Tax Obligation/Limited			47,547,955

	Transportation – 9.2%

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	1/10 at 100.00	A	4,853,290

3,255	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.750%, 1/15/40 – NPFG Insured	1/10 at 101.00	A	2,646,868

1,985	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A1	1,975,452

625	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/21 – FGIC Insured	5/10 at 101.00	A1	631,744

5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – NPFG Insured (Alternative Minimum Tax)	5/11 at 100.00	A1	4,622,250

1,290	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 1997A, 5.250%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	1/10 at 100.00	A3	1,260,162

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen California Insured Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$1,320	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.100%, 1/01/20 – FSA Insured (Alternative Minimum Tax)	1/10 at 100.00	AAA		$1,324,528
19,975	Total Transportation				17,314,294

	U.S. Guaranteed – 5.3% (4)

475	Barstow Redevelopment Agency, California, Tax Allocation Bonds, Central Redevelopment Project, Series 1994A, 7.000%, 9/01/14 – MBIA Insured (ETM)	No Opt. Call	A	(4)	543,139

500	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 (Pre-refunded 3/01/10) – NPFG Insured	3/10 at 101.00	AAA		518,015

3,305	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2002C, 5.200%, 8/01/32 – FGIC Insured (ETM)	8/10 at 102.00	A	(4)	3,392,616

5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E, 5.125%, 1/01/27 (Pre-refunded 7/01/12) – MBIA Insured	7/12 at 100.00	AA–	(4)	5,562,050

15	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	A1	(4)	15,460
9,295	Total U.S. Guaranteed				10,031,280

	Utilities – 6.9%

4,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and Electric Company, Series 1996A, 5.350%, 12/01/16 – NPFG Insured (Alternative Minimum Tax)	4/11 at 102.00	A		4,047,720

1,000	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California Edison Company, Series 1999B, 5.450%, 9/01/29 – NPFG Insured	9/09 at 101.00	A1		1,002,810

595	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R		499,336

2,875	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A, 5.125%, 7/01/23 – NPFG Insured	7/10 at 100.00	A2		2,879,801

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 – AMBAC Insured (Alternative Minimum Tax)	8/12 at 100.00	A–		1,755,059

2,700	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	A1		2,722,275
13,120	Total Utilities				12,907,001

	Water and Sewer – 4.6%

1,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38	7/18 at 100.00	AA		1,073,630

1,000	Fortuna Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 10/01/36 – FSA Insured	10/16 at 100.00	AAA		998,480

3,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33 – FGIC Insured	8/13 at 100.00	AAA		3,027,450

1,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2005B, 5.000%, 8/15/24 – NPFG Insured	2/15 at 100.00	AAA		1,028,800

2,500	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A, 5.000%, 9/01/30 – NPFG Insured	3/15 at 100.00	A+		2,452,225
8,500	Total Water and Sewer				8,580,585
$226,020	Total Investments (cost $195,060,393) – 98.9%				185,849,230
	Other Assets Less Liabilities – 1.1%				2,021,944
	Net Assets – 100%				$187,871,174

32	Nuveen Investments

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 - Insurance, for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Please see the Portfolio Managers’ Comments for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Nuveen Investments	33

Statement of Assets and Liabilities (Unaudited)

August 31, 2009

	California High Yield	California	California Insured
Assets
Investments, at value (cost $75,948,600, $307,148,255 and $195,060,393, respectively)	$65,692,788	$292,692,018	$185,849,230
Cash	—	—	170,281
Unrealized appreciation on forward swaps	481,500	—	—
Receivables:
Interest	1,432,720	4,423,321	2,115,805
Investments sold	30,525	386,350	115,000
Shares sold	409,421	168,784	218,390
Other assets	21	12,745	12,208
Total assets	68,046,975	297,683,218	188,480,914
Liabilities
Cash overdraft	183,540	1,097,205	—
Floating rate obligations	—	5,000,000	—
Payables:
Dividends	143,375	497,815	262,923
Investments purchased	1,385,979	—	—
Shares redeemed	61,196	355,259	156,685
Accrued expenses:
Management fees	40,390	134,066	86,889
12b-1 distribution and service fees	10,929	36,475	22,945
Other	27,801	108,892	80,298
Total liabilities	1,853,210	7,229,712	609,740
Net assets	$66,193,765	$290,453,506	$187,871,174
Class A Shares
Net assets	$30,041,857	$114,946,515	$75,732,364
Shares outstanding	4,130,803	12,231,408	7,789,120
Net asset value per share	$7.27	$9.40	$9.72
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$7.59	$9.81	$10.15
Class B Shares
Net assets	$138,258	$3,752,566	$3,508,964
Shares outstanding	19,022	399,639	359,853
Net asset value and offering price per share	$7.27	$9.39	$9.75
Class C Shares
Net assets	$10,069,025	$22,988,195	$11,865,546
Shares outstanding	1,384,242	2,453,262	1,225,683
Net asset value and offering price per share	$7.27	$9.37	$9.68
Class I Shares
Net assets	$25,944,625	$148,766,230	$96,764,300
Shares outstanding	3,569,100	15,855,179	9,936,093
Net asset value and offering price per share	$7.27	$9.38	$9.74
Net Assets Consist of:
Capital paid-in	$83,018,811	$318,935,180	$197,615,236
Undistributed (Over-distribution of) net investment income	318,371	448,147	422,526
Accumulated net realized gain (loss) from investments and derivative transactions	(7,369,105)	(14,473,584)	(955,425)
Net unrealized appreciation (depreciation) of investments and derivative transactions	(9,774,312)	(14,456,237)	(9,211,163)
Net assets	$66,193,765	$290,453,506	$187,871,174

See accompanying notes to financial statements.

34	Nuveen Investments

Statement of Operations (Unaudited)

Six Months Ended August 31, 2009

	California High Yield	California	California Insured
Investment Income	$2,558,980	$8,436,826	$5,063,554
Expenses
Management fees	180,189	777,548	514,786
12b-1 service fees – Class A	30,046	110,066	76,976
12b-1 distribution and service fees – Class B	616	19,225	20,579
12b-1 distribution and service fees – Class C	29,962	81,435	43,810
Shareholders’ servicing agent fees and expenses	12,046	70,664	46,897
Interest expense on floating rate obligations	—	14,835	—
Custodian’s fees and expenses	14,458	26,242	20,438
Trustees’ fees and expenses	953	4,584	3,008
Professional fees	7,109	9,642	8,045
Shareholders’ reports – printing and mailing expenses	4,668	28,129	19,499
Federal and state registration fees	9,776	8,171	6,692
Other expenses	1,339	5,815	3,092
Total expenses before custodian fee credit and expense reimbursement	291,162	1,156,356	763,822
Custodian fee credit	(15)	(55)	(11)
Expense reimbursement	(5,021)	—	—
Net expenses	286,126	1,156,301	763,811
Net investment income	2,272,854	7,280,525	4,299,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	348,156	(2,095,343)	106,756
Change in net unrealized appreciation (depreciation) of:
Investments	5,964,403	15,144,671	6,005,135
Forward swaps	391,080	—	—
Net realized and unrealized gain (loss)	6,703,639	13,049,328	6,111,891
Net increase (decrease) in net assets from operations	$8,976,493	$20,329,853	$10,411,634

See accompanying notes to financial statements.

Nuveen Investments	35

Statement of Changes in Net Assets (Unaudited)

	California High Yield		California		California Insured
	Six Months Ended 8/31/09	Year Ended 2/28/09	Six Months Ended 8/31/09	Year Ended 2/28/09	Six Months Ended 8/31/09	Year Ended 2/28/09
Operations
Net investment income	$2,272,854	$3,736,184	$7,280,525	$14,920,404	$4,299,743	$9,136,790
Net realized gain (loss) from:
Investments	348,156	(4,386,523)	(2,095,343)	(4,719,324)	106,756	(1,062,179)
Forward swaps	—	—	—	(727,000)	—	—
Futures	—	(1,621,125)	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	5,964,403	(6,964,051)	15,144,671	(15,006,886)	6,005,135	(7,929,625)
Forward swaps	391,080	90,420	—	577,960	—	—
Futures	—	2,006	—	—	—	—
Net increase (decrease) in net assets from operations	8,976,493	(9,143,089)	20,329,853	(4,954,846)	10,411,634	144,986
Distributions to Shareholders
From net investment income:
Class A	(1,045,475)	(2,503,803)	(2,622,366)	(5,470,063)	(1,656,342)	(3,439,616)
Class B (1)	(4,130)	(7,190)	(81,362)	(220,077)	(76,392)	(212,964)
Class C	(267,433)	(380,026)	(463,232)	(970,405)	(219,801)	(447,131)
Class I (2)	(819,065)	(643,542)	(3,762,092)	(7,856,246)	(2,161,159)	(4,656,504)
From accumulated net realized gains:
Class A	—	—	—	—	—	(118,574)
Class B (1)	—	—	—	—	—	(8,721)
Class C	—	—	—	—	—	(17,315)
Class I (2)	—	—	—	—	—	(148,633)
Decrease in net assets from distributions to shareholders	(2,136,103)	(3,534,561)	(6,929,052)	(14,516,791)	(4,113,694)	(9,049,458)
Fund Share Transactions
Proceeds from sale of shares	16,331,378	58,806,201	22,957,567	165,092,451	6,972,091	15,787,214
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,255,550	2,356,121	3,811,670	7,530,027	2,443,013	5,370,672
	17,586,928	61,162,322	26,769,237	172,622,478	9,415,104	21,157,886
Cost of shares redeemed	(13,511,123)	(46,879,507)	(32,304,848)	(174,648,665)	(17,149,286)	(36,441,074)
Net increase (decrease) in net assets from Fund share transactions	4,075,805	14,282,815	(5,535,611)	(2,026,187)	(7,734,182)	(15,283,188)
Net increase (decrease) in net assets	10,916,195	1,605,165	7,865,190	(21,497,824)	(1,436,242)	(24,187,660)
Net assets at the beginning of period	55,277,570	53,672,405	282,588,316	304,086,140	189,307,416	213,495,076
Net assets at the end of period	$66,193,765	$55,277,570	$290,453,506	$282,588,316	$187,871,174	$189,307,416
Undistributed (Over-distribution of) net investment income at the end of period	$318,371	$181,620	$448,147	$96,674	$422,526	$236,477

(1) Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen fund or for purposes of dividend reinvestment. The reinvestment privilege for Class B Shares is no longer available as of December 31, 2008.

(2) Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

36	Nuveen Investments

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen California High Yield Municipal Bond Fund (“California High Yield”), Nuveen California Municipal Bond Fund (“California”) and Nuveen California Insured Municipal Bond Fund (“California Insured”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. California and California Insured were each organized as a series of predecessor trusts or corporations prior to that date.

California High Yield’s investment objective is to provide high current income exempt from regular federal, state and, in some cases, local income taxes. Total return is a secondary objective when consistent with the Fund’s primary objective. The Fund invests substantially all of its assets in municipal bonds that pay interest that is exempt from regular federal and California personal income tax. Under normal circumstances, the Fund invests at least 65% of its net assets in medium- to low-quality bonds rated BBB/Baa or lower. The Fund may invest up to 10% of its net assets in defaulted municipal bonds. For diversification purposes or when after-tax yields merit, the Fund may invest up to 20% of its net assets in municipal securities that are not exempt from California personal income tax (e.g., municipal securities issued by issuers outside of California). The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), uses a research-intensive investment process to identify high-yielding municipal bonds that offer attractive value in terms of their current yields, prices, credit quality, liquidity and future prospects. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

California’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. The Fund invests substantially all of its assets in municipal bonds that pay interest that is exempt from regular federal and California personal income tax. The Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase. The Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). The Adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

California Insured’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. The Fund invests substantially all of its assets in municipal bonds that pay interest that is exempt from regular federal and California personal income tax. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. In addition, the Fund invests at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) or municipal bonds backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). The Adviser uses a value-oriented strategy and looks for higher-yielding and undervalued insured municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund’s Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such price, at the mean of the bid and asked prices. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2009, California High Yield had outstanding when-issued/delayed delivery commitments of $913,408. There were no such outstanding purchase commitments in either of the other Funds.

Nuveen Investments	37

Notes to Financial Statements (Unaudited) (continued)

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Insurance

Under normal circumstances, California Insured will invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims-paying ability rated at least A at the time of purchase by at least one independent rating agency. In addition, the Fund will invest at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency, or are unrated but judged to be of similar credit quality by the Adviser, or are backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest. Inverse floating rate securities whose underlying bonds are covered by insurance are included for purposes of the 80% test.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund’s shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund’s shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a CDSC if redeemed within twelve months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate

38	Nuveen Investments

security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards No. 140 (SFAS No. 140) “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.” In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended August 31, 2009, California High Yield and California invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At August 31, 2009, the Funds were not invested in externally-deposited Recourse Trusts.

	California High Yield	California
Maximum exposure to Recourse Trusts	$—	$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended August 31, 2009, were as follows:

California
Average floating rate obligations	$5,289,565
Average annual interest rate and fees	0.56%

Swap Contracts

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as “Unrealized appreciation or depreciation on forward swaps” with the change during the fiscal period recognized on the Statement of Operations as “Change in net unrealized appreciation (depreciation) of forward swaps.”

The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as “Net realized gain (loss) from forward swaps.” Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. California High Yield was the only Fund to invest in forward interest rate swap transactions during the six months ended August 31, 2009.

Nuveen Investments	39

Notes to Financial Statements (Unaudited) (continued)

The average notional amount of forward swap contracts outstanding during the six months ended August 31, 2009, were as follows:

California High Yield
Forward swap contracts average notional amount outstanding	$2,666,667
Refer	to Footnote 3 – Derivative Instruments and Hedging Activities for further details on forward swap contract activity.

Futures Contracts

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in an attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Deposits with brokers for open futures contracts” on the Statement of Assets and Liabilities. Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract and is recognized as “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as “Net realized gain (loss) from futures contracts” on the Statement of Operations. The Funds did not invest in futures contracts during the six months ended August 31, 2009.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve

40	Nuveen Investments

future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of August 31, 2009:

California High Yield	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$65,692,788	$—	$65,692,788
Derivatives:
Forward Swaps*	—	481,500	—	481,500
Total	$—	$66,174,288	$—	$66,174,288

California	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$292,692,018	$—	$292,692,018

California Insured	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$185,849,230	$—	$185,849,230
*	Represents net unrealized appreciation (depreciation).

3. Derivative Instruments and Hedging Activities

During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes. For additional information on the derivative instruments in which the Funds were invested during and at the end of the reporting period, refer to the Portfolio of Investments, Financial Statements and Footnote 1 – General Information and Significant Accounting Policies.

The following table presents the fair value of all derivative instruments held by California High Yield as of August 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure. California High Yield was the only Fund to invest in derivative instruments during the six months ended August 31, 2009.

California High Yield
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on forward swaps*	$481,500	Unrealized depreciation on forward swaps*	$—
*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Nuveen Investments	41

Notes to Financial Statements (Unaudited) (continued)

The following table presents the change in net unrealized appreciation (depreciation) recognized for the six months ended August 31, 2009, on derivative instruments, as well as the primary risk exposure associated with each.

Change in Net Unrealized Appreciation (Depreciation) of Forward Swaps	California High Yield
Risk Exposure
Interest Rate	$391,080

4. Fund Shares

Transactions in Fund shares were as follows:

	California High Yield
	Six Months Ended 8/31/09		Year Ended 2/28/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,029,619	$6,974,547	3,918,654	$29,724,609
Class B	—	—	—	—
Class C	390,135	2,697,073	674,880	5,033,854
Class I	1,019,280	6,659,758	3,199,856	24,047,738
Shares issued to shareholders due to reinvestment of distributions:
Class A	80,476	549,969	208,245	1,560,241
Class B	580	3,981	915	6,794
Class C	22,638	156,198	29,594	218,355
Class I	79,178	545,402	81,121	570,731
	2,621,906	17,586,928	8,113,265	61,162,322
Shares redeemed:
Class A	(1,941,417)	(13,018,362)	(4,292,746)	(31,843,779)
Class B	(506)	(3,555)	—	—
Class C	(60,571)	(406,962)	(447,396)	(3,247,021)
Class I	(11,629)	(82,244)	(1,392,264)	(11,788,707)
	(2,014,123)	(13,511,123)	(6,132,406)	(46,879,507)
Net increase (decrease)	607,783	$4,075,805	1,980,859	$14,282,815
	California
	Six Months Ended 8/31/09		Year Ended 2/28/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,626,048	$14,837,298	14,600,044	$135,705,187
Class A – automatic conversion of Class B Shares	—	—	69,530	643,696
Class B	1,086	9,829	1,660	15,604
Class C	251,874	2,296,906	563,390	5,293,478
Class I	643,026	5,813,534	2,471,052	23,434,486
Shares issued to shareholders due to reinvestment of distributions:
Class A	113,378	1,037,863	221,818	2,057,581
Class B	4,944	45,258	12,685	118,609
Class C	23,400	213,833	40,551	375,609
Class I	275,055	2,514,716	536,300	4,978,228
	2,938,811	26,769,237	18,517,030	172,622,478
Shares redeemed:
Class A	(1,345,733)	(12,164,756)	(14,337,821)	(132,187,342)
Class B	(90,488)	(823,110)	(215,952)	(2,020,386)
Class B – automatic conversion to Class A Shares	—	—	(69,575)	(643,696)
Class C	(113,178)	(1,031,532)	(982,401)	(8,826,392)
Class I	(2,006,075)	(18,285,450)	(3,378,229)	(30,970,849)
	(3,555,474)	(32,304,848)	(18,983,978)	(174,648,665)
Net increase (decrease)	(616,663)	$(5,535,611)	(466,948)	$(2,026,187)

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	California Insured
	Six Months Ended 8/31/09		Year Ended 2/28/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	470,517	$4,447,607	1,193,211	$11,721,189
Class A – automatic conversion of Class B Shares	—	—	41,507	396,237
Class B	688	6,563	12,376	118,847
Class C	64,840	621,465	231,175	2,165,411
Class I	200,092	1,896,456	142,516	1,385,530
Shares issued to shareholders due to reinvestment of distributions:
Class A	89,492	852,845	193,243	1,872,427
Class B	2,571	24,569	8,291	80,781
Class C	13,535	128,448	27,047	261,024
Class I	150,562	1,437,151	324,737	3,156,440
	992,297	9,415,104	2,174,103	21,157,886
Shares redeemed:
Class A	(1,013,876)	(9,650,228)	(1,413,317)	(13,661,347)
Class B	(159,438)	(1,517,011)	(263,988)	(2,614,809)
Class B – automatic conversion to Class A Shares	—	—	(41,379)	(396,237)
Class C	(98,776)	(939,178)	(285,258)	(2,700,035)
Class I	(528,124)	(5,042,869)	(1,763,331)	(17,068,646)
	(1,800,214)	(17,149,286)	(3,767,273)	(36,441,074)
Net increase (decrease)	(807,917)	$(7,734,182)	(1,593,170)	$(15,283,188)

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended August 31, 2009, were as follows:

	California High Yield	California	California Insured
Purchases	$14,953,733	$16,759,231	$—
Sales and maturities	9,555,830	23,287,086	8,314,400

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At August 31, 2009, the cost of investments was as follows:

	California High Yield	California	California Insured
Cost of investments	$76,303,542	$302,007,416	$194,792,362

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2009, were as follows:

	California High Yield	California	California Insured
Gross unrealized:
Appreciation	$2,427,878	$8,107,424	$2,364,295
Depreciation	(13,038,632)	(22,422,772)	(11,307,427)
Net unrealized appreciation (depreciation) of investments	$(10,610,754)	$(14,315,348)	$(8,943,132)

Nuveen Investments	43

Notes to Financial Statements (Unaudited) (continued)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2009, the Funds’ last tax year end, were as follows:

	California High Yield	California	California Insured
Undistributed net tax-exempt income*	$467,242	$1,185,890	$682,349
Undistributed net ordinary income**	1,330	—	—
Undistributed net long-term capital gains	—	—	—
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 10, 2009, paid on March 2, 2009.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended February 28, 2009, was designated for purposes of the dividends paid deduction as follows:

	California High Yield	California	California Insured
Distributions from net tax-exempt income	$3,434,162	$14,496,826	$8,809,608
Distributions from net ordinary income**	—	—	—
Distributions from net long-term capital gains	—	—	292,940
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2009, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	California High Yield	California	California Insured
Expiration:
February 28, 2011	$—	$582,408	$—
February 29, 2012	—	5,101,139	—
February 28, 2013	—	84,061	—
February 29, 2016	809,648	—	—
February 28, 2017	3,792,828	3,965,451	316,570
Total	$4,602,476	$9,733,059	$316,570

The Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through February 28, 2009, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	California High Yield	California	California Insured
Post-October capital losses	$2,657,577	$2,632,935	$745,609

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets (1)	California High Yield Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For net assets over $2 billion	.3250

44	Nuveen Investments

Average Daily Net Assets (1)	California California Insured Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of August 31, 2009, the complex-level fee rate was .1936%.

The complex-level fee schedule is as follows:

Complex-Level Net Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445
(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser has agreed to waive fees and reimburse expenses of the Funds so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table.

	Current Expense Cap	Current Expense Cap Expiration Date	Permanent Expense Cap
California High Yield	0.750%	July 31, 2010	1.000%
California	0.750	N/A	0.750
California Insured	0.975	N/A	0.975

The Adviser may also voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended August 31, 2009, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	California High Yield	California	California Insured
Sales charges collected	$69,329	$32,500	$46,743
Paid to financial intermediaries	62,386	27,182	40,420

Nuveen Investments	45

Notes to Financial Statements (Unaudited) (continued)

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended August 31, 2009, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	California High Yield	California	California Insured
Commission advances	$42,660	$20,659	$12,251

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2009, the Distributor retained such 12b-1 fees as follows:

	California High Yield	California	California Insured
12b-1 fees retained	$8,545	$30,183	$21,380

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2009, as follows:

	California High Yield	California	California Insured
CDSC retained	$978	$2,333	$904

8. New Accounting Pronouncements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 166 (SFAS No. 166)

During June 2009, the Financial Accounting Standards Board issued SFAS No. 166, “Accounting for Transfers of Financial Assets – an amendment of SFAS No. 140.” The objective of SFAS No. 166 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.

SFAS No. 166 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of SFAS No. 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of SFAS No. 166 should be applied to transfers that occurred both before and after the effective date of SFAS No. 166. At this time, management is evaluating the implications of SFAS No. 166 and the impact it will have on the financial statement amounts and disclosures, if any.

9. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 1, 2009, to shareholders of record on September 29, 2009, as follows:

	California High Yield	California	California Insured
Dividend per share:
Class A	$.0405	$.0365	$.0345
Class B	.0365	.0310	.0285
Class C	.0375	.0325	.0300
Class I	.0420	.0380	.0360

46	Nuveen Investments

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 (SFAS No. 165)

In May 2009, the Financial Accounting Standards Board issued SFAS No. 165 “Subsequent Events.” SFAS No. 165 requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. SFAS No. 165 is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS No. 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued. SFAS No. 165 is effective for interim and annual periods ending after June 15, 2009. The Funds have performed an evaluation of subsequent events through October 27, 2009, which is the date the financial statements were issued.

Nuveen Investments	47

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

CALIFORNIA HIGH YIELD
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains		Total	Ending Net Asset Value	Total Return(b)
Class A (3/06)
2010(f)	$6.51	$.26	$.74	$1.00	$(.24)	$—		$(.24)	$7.27	15.69%
2009	8.24	.48	(1.76)	(1.28)	(.45)	—		(.45)	6.51	(16.06)
2008	10.43	.45	(2.19)	(1.74)	(.45)	—	**	(.45)	8.24	(17.19)
2007(g)	10.00	.39	.42	.81	(.38)	—		(.38)	10.43	8.19
Class B (3/06)
2010(f)	6.51	.23	.75	.98	(.22)	—		(.22)	7.27	15.29
2009	8.23	.42	(1.75)	(1.33)	(.39)	—		(.39)	6.51	(16.64)
2008	10.42	.38	(2.20)	(1.82)	(.37)	—	**	(.37)	8.23	(17.86)
2007(g)	10.00	.31	.42	.73	(.31)	—		(.31)	10.42	7.40
Class C (3/06)
2010(f)	6.51	.24	.75	.99	(.23)	—		(.23)	7.27	15.39
2009	8.24	.44	(1.76)	(1.32)	(.41)	—		(.41)	6.51	(16.55)
2008	10.42	.40	(2.19)	(1.79)	(.39)	—	**	(.39)	8.24	(17.61)
2007(g)	10.00	.33	.42	.75	(.33)	—		(.33)	10.42	7.56
Class I (3/06)(h)
2010(f)	6.50	.27	.75	1.02	(.25)	—		(.25)	7.27	15.98
2009	8.24	.50	(1.77)	(1.27)	(.47)	—		(.47)	6.50	(16.01)
2008	10.43	.47	(2.19)	(1.72)	(.47)	—	**	(.47)	8.24	(17.04)
2007(g)	10.00	.45	.37	.82	(.39)	—		(.39)	10.43	8.35

48	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$30,042.96		%*	.96	%*	7.55	%*	.95	%*	.95	%*	7.56	%*	.95	%*	.95	%*	7.56	%*	16%
32,290	1.01		.92		6.13		1.01		.92		6.13		.96		.87		6.17		55
42,252	1.43		.99		4.58		1.37		.93		4.64		1.32		.88		4.69		25
14,539	1.84	*	1.26	*	3.63	*	1.52	*	.94	*	3.96	*	1.43	*	.85	*	4.04	*	3

138	1.71	*	1.71	*	6.78	*	1.70	*	1.70	*	6.80	*	1.70	*	1.70	*	6.80	*	16
123	1.76		1.67		5.45		1.76		1.67		5.45		1.71		1.62		5.49		55
148	2.18		1.74		3.85		2.12		1.68		3.91		2.07		1.63		3.96		25
72	2.69	*	2.11	*	2.80	*	2.27	*	1.69	*	3.22	*	2.19	*	1.61	*	3.30	*	3

10,069	1.52	*	1.52	*	6.96	*	1.50	*	1.50	*	6.97	*	1.50	*	1.50	*	6.97	*	16
6,718	1.56		1.47		5.69		1.56		1.47		5.69		1.52		1.43		5.74		55
6,382	1.97		1.53		4.02		1.92		1.48		4.08		1.87		1.43		4.13		25
3,061	2.44	*	1.86	*	2.99	*	2.07	*	1.49	*	3.36	*	1.99	*	1.41	*	3.45	*	3

25,945.77		*	.77	*	7.70	*	.75	*	.75	*	7.72	*	.75	*	.75	*	7.72	*	16
16,146.81			.72		6.80		.81		.72		6.80		.77		.68		6.84		55
4,889	1.21		.77		4.89		1.17		.73		4.92		1.12		.68		4.98		25
106	1.58	*	1.00	*	4.32	*	1.31	*	.73	*	4.58	*	1.23	*	.65	*	4.66	*	3

*	Annualized.
**	Rounds to less than $.01 per share.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	Each Ratio of Expenses Including Interest to Average Net Assets in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended August 31, 2009.
(g)	For the period March 28, 2006 (commencement of operations) through February 28, 2007.
(h)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	49

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

CALIFORNIA
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2010(f)	$8.96	$.23	$.43	$.66	$(.22)	$—	$(.22)	$9.40	7.45%
2009	9.50	.44	(.55)	(.11)	(.43)	—	(.43)	8.96	(1.25)
2008	10.50	.43	(1.00)	(.57)	(.43)	—	(.43)	9.50	(5.65)
2007	10.43	.43	.07	.50	(.43)	—	(.43)	10.50	4.88
2006	10.45	.45	(.01)	.44	(.46)	—	(.46)	10.43	4.28
2005	10.52	.48	(.08)	.40	(.47)	—	(.47)	10.45	4.02
Class B (3/97)
2010(f)	8.96	.20	.42	.62	(.19)	—	(.19)	9.39	6.95
2009	9.50	.37	(.55)	(.18)	(.36)	—	(.36)	8.96	(1.99)
2008	10.49	.36	(1.00)	(.64)	(.35)	—	(.35)	9.50	(6.28)
2007	10.42	.35	.07	.42	(.35)	—	(.35)	10.49	4.10
2006	10.44	.37	(.01)	.36	(.38)	—	(.38)	10.42	3.51
2005	10.51	.40	(.07)	.33	(.40)	—	(.40)	10.44	3.24
Class C (9/94)
2010(f)	8.94	.20	.43	.63	(.20)	—	(.20)	9.37	7.07
2009	9.48	.39	(.55)	(.16)	(.38)	—	(.38)	8.94	(1.80)
2008	10.47	.38	(1.00)	(.62)	(.37)	—	(.37)	9.48	(6.07)
2007	10.41	.37	.06	.43	(.37)	—	(.37)	10.47	4.25
2006	10.43	.39	(.01)	.38	(.40)	—	(.40)	10.41	3.75
2005	10.50	.42	(.07)	.35	(.42)	—	(.42)	10.43	3.49
Class I (7/86)(g)
2010(f)	8.95	.24	.42	.66	(.23)	—	(.23)	9.38	7.45
2009	9.49	.46	(.55)	(.09)	(.45)	—	(.45)	8.95	(1.02)
2008	10.49	.45	(1.00)	(.55)	(.45)	—	(.45)	9.49	(5.43)
2007	10.43	.45	.06	.51	(.45)	—	(.45)	10.49	5.03
2006	10.45	.47	(.01)	.46	(.48)	—	(.48)	10.43	4.52
2005	10.52	.50	(.07)	.43	(.50)	—	(.50)	10.45	4.26

50	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$114,947.86		%*	.85	%*	4.99	%*	.86	%*	.85	%*	4.99	%*	.86	%*	.85	%*	4.99	%*	6%
106,117.90			.85		4.66		.90		.85		4.66		.88		.83		4.67		40
107,241.97			.82		4.23		.97		.82		4.23		.95		.80		4.25		50
91,465	1.09		.83		4.13		1.09		.83		4.13		1.08		.82		4.14		20
78,408.85			.85		4.30		.85		.85		4.30		.85		.85		4.30		15
69,151.86			.86		4.62		.86		.86		4.62		.86		.86		4.62		16

3,753	1.60	*	1.59	*	4.25	*	1.60	*	1.59	*	4.25	*	1.60	*	1.59	*	4.25	*	6
4,337	1.65		1.60		3.87		1.65		1.60		3.87		1.63		1.58		3.89		40
7,175	1.72		1.57		3.46		1.72		1.57		3.46		1.71		1.56		3.48		50
10,076	1.85		1.59		3.38		1.85		1.59		3.38		1.83		1.57		3.39		20
13,129	1.60		1.60		3.55		1.60		1.60		3.55		1.60		1.60		3.55		15
16,258	1.61		1.61		3.87		1.61		1.61		3.87		1.61		1.61		3.87		16

22,988	1.41	*	1.40	*	4.44	*	1.41	*	1.40	*	4.44	*	1.41	*	1.40	*	4.44	*	6
20,484	1.45		1.40		4.10		1.45		1.40		4.10		1.44		1.39		4.11		40
25,306	1.52		1.37		3.68		1.52		1.37		3.68		1.51		1.36		3.70		50
23,067	1.64		1.38		3.58		1.64		1.38		3.58		1.63		1.37		3.59		20
21,180	1.40		1.40		3.75		1.40		1.40		3.75		1.40		1.40		3.75		15
19,165	1.41		1.41		4.07		1.41		1.41		4.07		1.41		1.41		4.07		16

148,766.66		*	.65	*	5.20	*	.66	*	.65	*	5.20	*	.66	*	.65	*	5.20	*	6
151,650.70			.65		4.87		.70		.65		4.87		.69		.64		4.89		40
164,365.77			.62		4.43		.77		.62		4.43		.76		.61		4.44		50
167,300.89			.63		4.33		.89		.63		4.33		.88		.62		4.34		20
158,933.65			.65		4.50		.65		.65		4.50		.65		.65		4.50		15
164,422.66			.66		4.82		.66		.66		4.82		.66		.66		4.82		16

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	Each Ratio of Expenses Including Interest to Average Net Assets in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended August 31, 2009.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	51

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

CALIFORNIA INSURED
Year Ended February 28/29,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2010(f)	$9.40	$.22	$.31	$.53	$(.21)	$—	$(.21)	$9.72	5.67%
2009	9.83	.43	(.44)	(.01)	(.41)	(.01)	(.42)	9.40	(.06)
2008	10.84	.43	(.95)	(.52)	(.43)	(.06)	(.49)	9.83	(5.04)
2007	10.87	.43	.03	.46	(.44)	(.05)	(.49)	10.84	4.33
2006	10.91	.45	—	.45	(.45)	(.04)	(.49)	10.87	4.19
2005	11.19	.46	(.26)	.20	(.47)	(.01)	(.48)	10.91	1.88
Class B (3/97)
2010(f)	9.43	.18	.31	.49	(.17)	—	(.17)	9.75	5.26
2009	9.85	.36	(.43)	(.07)	(.34)	(.01)	(.35)	9.43	(.73)
2008	10.86	.35	(.96)	(.61)	(.34)	(.06)	(.40)	9.85	(5.77)
2007	10.89	.35	.02	.37	(.35)	(.05)	(.40)	10.86	3.52
2006	10.92	.36	.02	.38	(.37)	(.04)	(.41)	10.89	3.48
2005	11.20	.38	(.26)	.12	(.39)	(.01)	(.40)	10.92	1.10
Class C (9/94)
2010(f)	9.36	.19	.31	.50	(.18)	—	(.18)	9.68	5.40
2009	9.78	.37	(.42)	(.05)	(.36)	(.01)	(.37)	9.36	(.55)
2008	10.79	.37	(.96)	(.59)	(.36)	(.06)	(.42)	9.78	(5.62)
2007	10.81	.37	.03	.40	(.37)	(.05)	(.42)	10.79	3.81
2006	10.85	.38	—	.38	(.38)	(.04)	(.42)	10.81	3.58
2005	11.12	.40	(.25)	.15	(.41)	(.01)	(.42)	10.85	1.37
Class I (7/86)(g)
2010(f)	9.42	.23	.31	.54	(.22)	—	(.22)	9.74	5.76
2009	9.84	.45	(.43)	.02	(.43)	(.01)	(.44)	9.42	.23
2008	10.85	.45	(.96)	(.51)	(.44)	(.06)	(.50)	9.84	(4.87)
2007	10.87	.45	.04	.49	(.46)	(.05)	(.51)	10.85	4.60
2006	10.91	.47	—	.47	(.47)	(.04)	(.51)	10.87	4.36
2005	11.19	.49	(.27)	.22	(.49)	(.01)	(.50)	10.91	2.05

52	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$75,732.86		%*	.86	%*	4.49	%*	.86	%*	.86	%*	4.49	%*	.86	%*	.86	%*	4.49	%*	0%
77,517.85			.85		4.38		.85		.85		4.38		.85		.85		4.38		9
80,867.91			.83		4.03		.91		.83		4.03		.90		.82		4.04		21
89,343.86			.83		4.02		.86		.83		4.02		.85		.82		4.03		16
86,224.84			.84		4.10		.84		.84		4.10		.83		.83		4.10		14
81,346.84			.84		4.25		.84		.84		4.25		.84		.84		4.26		22

3,509	1.61	*	1.61	*	3.75	*	1.61	*	1.61	*	3.75	*	1.61	*	1.61	*	3.75	*	0
4,867	1.60		1.60		3.60		1.60		1.60		3.60		1.59		1.59		3.61		9
7,890	1.66		1.58		3.28		1.66		1.58		3.28		1.65		1.57		3.29		21
12,845	1.61		1.58		3.27		1.61		1.58		3.27		1.61		1.58		3.28		16
15,325	1.58		1.58		3.34		1.58		1.58		3.34		1.58		1.58		3.35		14
18,560	1.59		1.59		3.50		1.59		1.59		3.50		1.59		1.59		3.51		22

11,866	1.41	*	1.41	*	3.94	*	1.41	*	1.41	*	3.94	*	1.41	*	1.41	*	3.94	*	0
11,668	1.40		1.40		3.83		1.40		1.40		3.83		1.40		1.40		3.83		9
12,455	1.46		1.38		3.48		1.46		1.38		3.48		1.45		1.37		3.49		21
13,500	1.41		1.38		3.47		1.41		1.38		3.47		1.40		1.37		3.48		16
12,872	1.39		1.39		3.55		1.39		1.39		3.55		1.38		1.38		3.55		14
12,952	1.40		1.40		3.70		1.40		1.40		3.70		1.39		1.39		3.71		22

96,764.66		*	.66	*	4.69	*	.66	*	.66	*	4.69	*	.66	*	.66	*	4.69	*	0
95,255.65			.65		4.57		.65		.65		4.57		.65		.65		4.57		9
112,282.71			.63		4.23		.71		.63		4.23		.70		.62		4.24		21
129,276.66			.63		4.22		.66		.63		4.22		.66		.63		4.22		16
140,555.64			.64		4.29		.64		.64		4.29		.63		.63		4.30		14
146,949.65			.65		4.45		.65		.65		4.45		.64		.64		4.46		22

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	Each Ratio of Expenses Including Interest to Average Net Assets in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	For the six months ended August 31, 2009.
(g)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	53

Annual Investment Management Agreement Approval Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 27-29, 2009 (the “May Meeting”), the Boards of Trustees (each a “Board” and each Trustee, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreements (each an “Advisory Agreement”) between each Fund and Nuveen Asset Management (“NAM”) for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2009 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, the Independent Board Members reviewed a broad range of information relating to the Funds and NAM, including absolute performance, fee and expense information for the Funds as well as comparative performance, fee and expense information for a comparable peer group of funds, the performance information of recognized and/or customized benchmarks (as applicable) of the Funds, the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries other than Winslow Capital Management, Inc. (“Winslow Capital”), which was recently acquired in December 2008), and other information regarding the organization, personnel, and services provided by NAM. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of NAM, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of NAM’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, NAM’s organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In reviewing the services provided and the initiatives undertaken during the past year, the Independent Board Members recognized the severe market turmoil experienced in the capital markets during recent periods, including sustained periods of high volatility, credit disruption and government intervention. The Independent Board Members considered NAM’s efforts, expertise and other actions taken to address matters as they arose that impacted the Funds. The Independent Board Members recognized the role of the Investment Services group which, among other things, monitors the various positions throughout the Nuveen fund complex to identify and address any systematic risks. In addition, the Capital Markets Committee of NAM provides a multi-departmental venue for developing new policies to mitigate any risks. The Independent Board Members further recognized NAM’s continuous review of the Nuveen funds’ investment strategies and mandates in seeking to continue to refine and improve the investment process for the funds, particularly in light of market conditions. In this regard, the Independent Board Members noted the changes recommended by NAM to various investment mandates for the Nuveen funds in seeking to take advantage of market opportunities and to improve the tools available for managing liquidity and market exposure; the establishment of a team responsible for coordinating the handling of large trades in or out of the Nuveen funds; and the ongoing monitoring of investment management processes.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of NAM’s investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate NAM’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members considered NAM’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

54	Nuveen Investments

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Advisory Agreements were satisfactory.

B. The Investment Performance of the Funds and NAM

The Board considered the investment performance of each Fund, including the Fund’s historic performance as well as its performance compared to funds with similar investment objectives (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data as well as recognized and/or customized benchmarks (as applicable). The Independent Board Members reviewed performance information including, among other things, total return information compared with the Fund’s Performance Peer Group and recognized and/or customized benchmarks (as applicable) for the quarter-, one-, three- and five-year periods (as applicable) ending December 31, 2008 and for the same periods (as applicable) ending March 31, 2009. The Independent Board Members also reviewed performance information of the Nuveen municipal funds managed by NAM in the aggregate ranked by peer group and the performance of such funds, in the aggregate, relative to their benchmark. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In comparing a fund’s performance with that of its Performance Peer Group, the Independent Board Members took into account that the closest Performance Peer Group in certain instances may not adequately reflect the respective fund’s investment objectives and strategies thereby hindering a meaningful comparison of the fund’s performance with that of the Performance Peer Group. The Independent Board Members further considered the performance of the Funds in the context of the volatile market conditions during the past year, and their impact on various asset classes and the portfolio management of the Funds.

Based on their review and factoring in the severity of market turmoil in 2008, the Independent Board Members determined that each Fund’s investment performance over time had been satisfactory, except as noted. With respect to the Nuveen California High Yield Municipal Bond Fund, based on their review and factoring in the severity of market turmoil in 2008, the Independent Board Members were satisfied with the steps taken to address performance issues during extraordinary times.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as compared to the fee and expenses of a comparable universe of unaffiliated funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”).

The Independent Board Members further reviewed data regarding the construction of the applicable Peer Universe and Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as the asset level of a fund relative to peers, the size and particular composition of the Peer Universe or Peer Group, the investment objectives of the peers, expense anomalies, changes in the funds comprising the Peer Universe or Peer Group from year to year, levels of reimbursement and the timing of information used may impact the comparative data, thereby limiting the ability to make a meaningful comparison. The Independent Board Members also considered, among other things, the differences in the states reflected in the respective Peer Group. In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees and net total expense ratio were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such other clients include NAM’s municipal separately managed accounts. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Nuveen

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers other than Winslow Capital) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the

Nuveen Investments	55

Annual Investment Management Agreement Approval Process (continued)

allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2008. In addition, the Independent Board Members reviewed information regarding the financial results of Nuveen for 2008 based on its Form 8-K filed on March 31, 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business.

Based on their review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to NAM by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits NAM may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. While economies of scale result when costs can be spread over a larger asset base, the Independent Board Members also recognized that the asset levels generally declined in 2008 due to, among other things, the market downturn. Accordingly, for funds with a reduction in assets under management, advisory fee levels may have increased as breakpoints in the fee schedule were no longer surpassed.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex generally are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. Generally, the complex-wide pricing reduces Nuveen’s revenue because total complex fund assets have consistently grown in prior years. As noted, however, total fund assets declined in 2008 resulting in a smaller downward adjustment of revenues due to complex-wide pricing compared to the prior year.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits NAM or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered, among other things, any sales charges, distribution fees and shareholder services fees received and retained by the Funds’ principal underwriter, an affiliate of NAM, which includes fees received pursuant to any 12b-1 plan. The Independent Board Members, therefore, considered the 12b-1 fees retained by Nuveen during the last calendar year.

In addition to the above, the Independent Board Members considered whether NAM received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to NAM in managing the assets of the Funds and other clients. The Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that

56	Nuveen Investments

traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” NAM intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that NAM’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments	57

Notes

58	Nuveen Investments

Notes

Nuveen Investments	59

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

60	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	61

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions

for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $128 billion of assets on June 30, 2009.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at www.nuveen.com/mf

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-CA-0809D

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

August 31, 2009

Nuveen Massachusetts Municipal Bond Fund	Nuveen Massachusetts Insured Municipal Bond Fund

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholder,

The financial markets in which your Fund operates continue to reflect the larger economic crosscurrents. The illiquidity that infected global credit markets over the last year appears to be slowly but steadily receding. The major institutions that are the linchpin of the international financial system are strengthening their capital structures, but many still struggle with losses in their various portfolios. There are encouraging signs of recovery in European and Asian economies, while the U.S. economy continues to feel the impact of job losses and an over-borrowed consumer. Global trends include modestly increasing trade and increased concern about the ability of the U.S. government to address its substantial budgetary deficits. Identifying those developments that will define the future is never easy, but rarely is it more difficult than at present.

After considerable volatility in the first few months of 2009, both the fixed-income and equity markets have seen a partial recovery. A fundamental component of a successful long-term investment program is a commitment to remain invested during market downturns in order to be better positioned to benefit from any recovery. Another component is to re-evaluate investment disciplines and tactics and to confirm their validity following periods of extreme volatility and market dislocation, such as we have recently experienced. Your Board carried out an intensive review of investment performance with these objectives in mind during April and May of this year as part of the annual management contract renewal process. I encourage you to read the description of this process in the Annual Investment Management Agreement Approval Process section of this report.

Remaining invested through market downturns and reconfirming the appropriateness of a long term investment strategy is as important for our shareholders as it is for professional investment managers. For that reason, I again encourage you to remain in communication with your financial consultant on these subjects. For recent developments on all your Nuveen Funds, please visit the Nuveen web site: www.nuveen.com.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Nuveen Fund Board

October 20, 2009

Nuveen Investments	1

Portfolio Manager’s Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Portfolio manager Cathryn Steeves examines key investment strategies and each Fund’s performance during the six months ending August 31, 2009. Cathryn, who has 13 years of investment experience, has managed the Funds since 2006.

How did the Funds perform during the six-month reporting period?

The chart on page three provides total return performance information for the Funds for the six-month, one-year, five-year and ten-year periods ended August 31, 2009. The Class A Shares at NAV performance of the Massachusetts Municipal Bond Fund and the Massachusetts Insured Municipal Bond Fund both outperformed their respective Lipper peer fund averages. Both Funds also exceeded the Standard & Poor’s (S&P) Massachusetts Municipal Bond Index and the national Barclays Capital Municipal Bond Index. The uninsured Massachusetts Fund’s return exceeded the S&P National Municipal Bond Index, while the Insured Massachusetts Fund performed closely in line with it.

The big story in the municipal bond market during the six-month period was the dramatic tightening of credit spreads. These spreads measure the amount of additional income that investors were demanding in exchange for purchasing lower-rated, higher-risk bonds. Credit spreads were extraordinarily wide at the start of the period, meaning that investors wanted a considerable premium when buying lower-rated securities. As credit became more available and investors became less pessimistic in their economic outlook, the markets became considerably less risk-averse. In turn, this drove a strong rally in the municipal market generally, and among lower-rated securities in particular. Credit spreads narrowed sharply, and the lower-rated bonds – which had been hit the hardest prior to the reporting period – fared the best overall in this environment.

During the first part of the period, we believed that spreads on all but the highest-quality municipal bonds seemed far too wide relative to their risks. In the uninsured Massachusetts Fund, we took advantage of opportunities to add bonds trading for what we believed were attractively low prices. In many cases, our investments were in BBB-rated and non-rated bonds – this proved to be beneficial to performance over the period.

The uninsured Massachusetts Fund also benefited from having a relatively long duration, meaning that the portfolio had increased price sensitivity to changes in interest rates. As investors became more comfortable assuming interest rate risk, they were willing to invest in longer-dated securities. This boosted the performance of these funds. The Fund was relatively underweighted on the short end of the yield curve as well as overweighted in intermediate-duration bonds – two positive factors for performance. A slight overweighting in longer-dated issues was a modest counterbalancing negative.

2	Nuveen Investments

1	The Lipper category averages shown represent the average annualized total return for all reporting funds in the respective categories for the period ended August 31, 2009. The Lipper Massachusetts Municipal Debt Funds Average contained 43, 43, 36 and 32 funds and the Lipper Single-State Insured Municipal Debt Funds Average contained 61, 60, 57 and 56 funds for the six-month, one-year, five-year and ten-year periods, respectively, for the period ended August 31, 2009. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Average.

2	The Standard & Poor’s (S&P) Massachusetts Municipal Bond Index is an unleveraged, market value weighted index designed to measure the performance of the investment-grade Massachusetts municipal bond market. The index does not reflect any initial or ongoing expenses and is not available for direct investment. The Standard & Poor’s (S&P) National Municipal Bond Index is an unleveraged, market value weighted index designed to measure the performance of the investment-grade National municipal bond market. The index does not reflect any initial or ongoing expenses and is not available for direct investment.

3	The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index is an unmanaged, unleveraged index comprised of a broad range of investment-grade municipal bonds. The Barclays Capital (formerly Lehman Brothers) Massachusetts Municipal Bond Index is an unmanaged, unleveraged index comprised of investment grade, Massachusetts tax-exempt bonds with maturities of two years or greater. The Barclays Capital (formerly Lehman Brothers) Massachusetts Insured Municipal Bond Index is comprised of insured Massachusetts municipal bond issues. The indexes do not reflect any initial or ongoing expenses and are not available for direct investment.

In contrast, the Insured Massachusetts Fund’s duration was somewhat shorter-than-desired because of the limited supply of insured bonds available for purchase within the state. However, offsetting the negative impact of the Fund’s interest rate positioning were our investments in uninsured hospital and housing bonds, both of which performed very well. Favorable security selection also contributed to the Insured Massachusetts Fund’s performance, as some of our individual insured bond holdings bounced back from lower price levels at the start of the period.

Tobacco bonds provided very strong returns during the past six months, in part because of their generally lower credit quality and higher yields. Unfortunately, the uninsured Massachusetts Fund was underexposed to this category, hampering relative performance. We also lacked exposure to natural gas pre-payment bonds, in which public utilities contract with Wall Street financial firms to pre-pay for natural gas supplies. As investor sentiment about the financial industry improved, these bonds performed well. Unfortunately, they were not available for purchase in the uninsured Massachusetts Fund, detracting from returns on a relative basis.

Class A Shares – Average Annual Total Returns

As of 8/31/09

	Cumulative Six-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen Massachusetts Municipal Bond Fund
A Shares at NAV	8.96%	3.23%	2.99%	4.40%
A Shares at Offer	4.34%	-1.12%	2.11%	3.95%
Lipper Massachusetts Municipal Debt Funds Average[1]	7.68%	2.61%	3.06%	4.44%
Standard & Poor’s (S&P) Massachusetts Municipal Bond Index[2]	5.55%	6.55%	4.55%	5.67%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	6.49%	4.68%	4.00%	5.30%
Barclays Capital Municipal Bond Index[3]	5.61%	5.67%	4.16%	5.40%
Nuveen Massachusetts Insured Municipal Bond Fund
A Shares at NAV	6.47%	4.64%	3.48%	4.61%
A Shares at Offer	2.03%	0.26%	2.59%	4.16%
Lipper Single-State Insured Municipal Debt Funds Average[1]	4.81%	4.07%	2.94%	4.30%
Standard & Poor’s (S&P) Massachusetts Municipal Bond Index[2]	5.55%	6.55%	4.55%	5.67%
Standard & Poor’s (S&P) National Municipal Bond Index[2]	6.49%	4.68%	4.00%	5.30%
Barclays Capital Municipal Bond Index[3]	5.61%	5.67%	4.16%	5.40%

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Returns at NAV would be lower if the sales charge were included. Class A Shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

Nuveen Investments	3

What strategies were used to manage the Funds?

As previously mentioned, credit spreads narrowed dramatically but still were wider than normal for much of the period. With the help of Nuveen’s credit research team, we continued to find opportunities to invest in lower-rated bonds that we thought could provide strong long-term value potential for our shareholders in the uninsured Massachusetts Fund. We pursued this opportunistic investment approach throughout the majority of the period. By July and August, however, spreads were tighter – making value somewhat harder to find – and this curtailed our buying activity. Another factor limiting activity was the introduction of Build America Bonds. Build America Bonds are a new class of taxable municipal debt created as part of the February 2009 economic stimulus package. They provide municipal issuers with a federal subsidy equal to 35% of the security’s interest payments and therefore offer issuers an attractive alternative to traditional tax-exempt debt.

Recent purchases included various health care and higher education bonds, many of which were lower-rated. When making purchases, we emphasized bonds with maturities of 20 to 30 years – a portion of the yield curve we felt was offering favorable long-term values. To fund our purchases, we generally sold shorter-dated issues – whose appreciation potential we felt was more limited and also invested the proceeds of bond calls.

In the Insured Massachusetts Fund, purchase activity was quite limited during the six-month period. Following the credit rating downgrade of most major municipal bond insurers, it has become increasingly difficult to find suitable AAA-rated insured bonds, which, must make up 80% of the portfolio’s assets. Given this criterion, we made only a few purchases during the six-month period, buying some student loan as well as some water-resource bonds.

Recent Developments Regarding Bond Insurance Companies

Another factor that had an impact on the performance of these Funds was their positions in bonds backed by municipal bond insurers that experienced downgrades in their credit ratings. During the period covered by this report, all bond insurers experienced one or more rating reductions by at least one or more rating agencies. At the time this report was prepared, there are no longer any bond insurers rated AAA by more than one of the major rating agencies (Moody’s Investor Service, S&P and Fitch) and at least one rating agency has placed each insurer on “negative credit watch,” “credit outlook/watch developing” “credit outlook/watch negative,” “credit watch evolving,” “rating withdrawn” or “regulatory supervision” which may presage one or more rating reductions for any insurer in the future. As concern increased about the balance sheets of insurers, prices on insured bonds – especially those bonds issued by weaker underlying credits – declined, detracting from the Funds’ performances. By the end of this period, most insured bonds were being valued according to their fundamentals as if they were uninsured. On the whole, the holdings of all of these Funds continued to be well diversified and it is important to note that municipal bonds historically have had a very low rate of default.

4	Nuveen Investments

Dividend Information

During the reporting period, all share classes of the Nuveen Massachusetts Municipal Bond Fund experienced an increase to its monthly dividend in August 2009. For all share classes of the Nuveen Massachusetts Insured Municipal Bond Fund, the dividend remained the same throughout the period.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of August 31, 2009, both Funds had positive UNII balances, based upon our best estimate, for tax purposes, and positive UNII balances for financial statement purposes.

Nuveen Investments	5

Fund Spotlight as of 8/31/09 Nuveen Massachusetts Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	NMAAX	NMABX	NMACX	NBMAX
NAV	$9.37	$9.38	$9.29	$9.35
Latest Monthly Dividend[1]	$0.0375	$0.0320	$0.0330	$0.0390
Latest Capital Gain Distribution[2]	$0.0411	$0.0411	$0.0411	$0.0411
Inception Date	9/07/94	3/07/97	10/06/94	12/22/86

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment advisor.

Average Annual Total Returns as of 8/31/09

A Shares	NAV	Offer
1-Year	3.23%	-1.12%
5-Year	2.99%	2.11%
10-Year	4.40%	3.95%

B Shares	w/o CDSC	w/CDSC
1-Year	2.45%	-1.48%
5-Year	2.22%	2.05%
10-Year	3.77%	3.77%

C Shares	NAV
1-Year	2.62%
5-Year	2.42%
10-Year	3.81%

I Shares	NAV
1-Year	3.44%
5-Year	3.19%
10-Year	4.60%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.80%	4.60%
30-Day Yield[3]	4.58%	—
SEC 30-Day Yield[3,4]	—	4.38%
Taxable-Equivalent Yield[4,5]	6.72%	6.42%

B Shares	NAV
Dividend Yield[3]	4.09%
30-Day Yield[3]	3.83%
Taxable-Equivalent Yield[5]	5.62%

C Shares	NAV
Dividend Yield[3]	4.26%
30-Day Yield[3]	4.03%
Taxable-Equivalent Yield[5]	5.91%

I Shares	NAV
Dividend Yield[3]	5.01%
SEC 30-Day Yield[3]	4.78%
Taxable-Equivalent Yield[5]	7.01%

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	15.49%	10.59%
5-Year	4.10%	3.21%
10-Year	5.03%	4.58%

B Shares	w/o CDSC	w/CDSC
1-Year	14.61%	10.61%
5-Year	3.32%	3.15%
10-Year	4.41%	4.41%

C Shares	NAV
1-Year	14.93%
5-Year	3.53%
10-Year	4.46%

I Shares	NAV
1-Year	15.75%
5-Year	4.30%
10-Year	5.24%

Portfolio Statistics
Net Assets ($000)	$119,988
Average Effective Maturity on Securities (Years)	18.65
Average Duration	7.44

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.91%	2/28/09
Class B	1.67%	2/28/09
Class C	1.47%	2/28/09
Class I	0.72%	2/28/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid September 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2009.

2	Paid November 12, 2008. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.8%.

6	Nuveen Investments

Fund Spotlight as of 8/31/09 Nuveen Massachusetts Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Education and Civic Organizations	25.5%
Health Care	24.4%
Long-Term Care	7.7%
Housing/Multifamily	6.4%
Transportation	6.4%
Tax Obligation/General	6.3%
Tax Obligation/Limited	5.8%
Utilities	5.0%
Other	12.5%

1	As a percentage of total investments as of August 31, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/09)	$1,089.60	$1,084.30	$1,085.90	$1,089.60	$1,020.62	$1,016.84	$1,017.85	$1,021.63
Expenses Incurred During Period	$4.79	$8.72	$7.68	$3.74	$4.63	$8.44	$7.43	$3.62

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .91%, 1.66%, 1.46% and .71% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Investments	7

Fund Spotlight as of 8/31/09 Nuveen Massachusetts Insured Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	NMAIX	NINSX	NMAKX	NIMAX
NAV	$10.06	$10.08	$10.06	$10.10
Latest Monthly Dividend[1]	$0.0330	$0.0270	$0.0285	$0.0345
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0501	$0.0501	$0.0501	$0.0501
Inception Date	9/07/94	3/06/97	9/15/94	12/22/86

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a backend sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment advisor.

Average Annual Total Returns as of 8/31/09

A Shares	NAV	Offer
1-Year	4.64%	0.26%
5-Year	3.48%	2.59%
10-Year	4.61%	4.16%

B Shares	w/o CDSC	w/CDSC
1-Year	3.95%	-0.05%
5-Year	2.71%	2.54%
10-Year	3.99%	3.99%

C Shares	NAV
1-Year	4.06%
5-Year	2.89%
10-Year	4.03%

I Shares	NAV
1-Year	4.82%
5-Year	3.67%
10-Year	4.81%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	3.94%	3.77%
30-Day Yield[3]	2.93%	—
SEC 30-Day Yield[3,4]	—	2.81%
Taxable-Equivalent Yield[4,5]	4.30%	4.12%

B Shares	NAV
Dividend Yield[3]	3.21%
30-Day Yield[3]	2.18%
Taxable-Equivalent Yield[5]	3.20%

C Shares	NAV
Dividend Yield[3]	3.40%
30-Day Yield[3]	2.39%
Taxable-Equivalent Yield[5]	3.50%

I Shares	NAV
Dividend Yield[3]	4.10%
SEC 30-Day Yield[3]	3.13%
Taxable-Equivalent Yield[5]	4.59%

Average Annual Total Returns as of 9/30/09

A Shares	NAV	Offer
1-Year	13.72%	8.92%
5-Year	4.04%	3.16%
10-Year	4.97%	4.51%

B Shares	w/o CDSC	w/CDSC
1-Year	12.97%	8.97%
5-Year	3.28%	3.10%
10-Year	4.33%	4.33%

C Shares	NAV
1-Year	13.20%
5-Year	3.49%
10-Year	4.40%

I Shares	NAV
1-Year	13.98%
5-Year	4.27%
10-Year	5.18%

Portfolio Statistics
Net Assets ($000)	$91,236
Average Effective Maturity on Securities (Years)	15.46
Average Duration	5.90

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.89%	2/28/09
Class B	1.64%	2/28/09
Class C	1.44%	2/28/09
Class I	0.69%	2/28/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid September 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended August 31, 2009.

2	Paid November 12, 2008. Capital gains and ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.8%.

8	Nuveen Investments

Fund Spotlight as of 8/31/09 Nuveen Massachusetts Insured Municipal Bond Fund

Bond Credit Quality1,2

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – Insurance, for more information.

*	U.S. Guaranteed includes 6.4% (as a % of total investments) of Insured securities.

Portfolio Composition[2]
Tax Obligation/General	25.4%
Tax Obligation/Limited	12.9%
Health Care	12.7%
Water and Sewer	11.6%
Education and Civic Organizations	9.6%
Transportation	7.1%
Long-Term Care	7.0%
U.S. Guaranteed	6.4%
Housing/Multifamily	5.5%
Other	1.8%

Insurers[3]
NPFG[4]	38.2%
FSA	17.9%
FGIC	15.8%
AMBAC	15.0%
AGC	6.5%
Other	6.6%

1	The percentages shown in the foregoing chart may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Please see the Portfolio Manager’s Comments for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

2	As a percentage of total investments as of August 31, 2009. Holdings are subject to change.

3	As a percentage of total Insured investments as of August 31, 2009. Holdings are subject to change.

4	MBIA’s public finance subsidiary.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (3/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (8/31/09)	$1,064.70	$1,061.80	$1,061.80	$1,065.40	$1,020.67	$1,016.94	$1,017.90	$1,021.73
Expenses Incurred During Period	$4.68	$8.52	$7.54	$3.59	$4.58	$8.34	$7.37	$3.52

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .90%, 1.64%, 1.45% and .69% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.8%
$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	B3	$962,759

	Consumer Staples – 1.5%

790	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	756,773

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	Baa3	1,022,490
1,790	Total Consumer Staples			1,779,263

	Education and Civic Organizations – 24.9%

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35	No Opt. Call	A2	1,034,210

6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	No Opt. Call	Aa3	6,367,859

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School Issue, Series 2009, 8.000%, 4/15/39	10/19 at 100.00	BBB	1,069,290

	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B:
100	5.000%, 10/01/25 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	93,086
1,500	5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	1,253,190

3,000	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 1999A, 5.500%, 3/01/29 – ACA Insured	9/09 at 101.00	BBB	2,793,120

	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004:
1,000	5.625%, 10/01/24	10/14 at 100.00	BBB	907,680
1,000	5.700%, 10/01/34	10/14 at 100.00	BBB	839,050

3,075	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured	7/15 at 100.00	Aa2	3,192,865

750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19	9/13 at 100.00	AA–	795,765

895	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	918,118

2,000	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	2,049,120

2,000	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	2,093,920

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	3,198,510

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	Aaa	522,460

2,230	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AAA	2,334,899

425	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/10 at 100.50	BBB–	380,494
29,475	Total Education and Civic Organizations			29,843,636

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care – 23.8%

$2,900	Massachusetts Development Finance Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 1999A, 6.250%, 8/15/29 – ACA Insured	2/10 at 101.00	N/R	$2,189,355

3,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Boston Medical Center Issue, Series B (2008), 5.250%, 7/01/38	7/18 at 100.00	A–	2,477,130

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series A (2008), 6.500%, 1/15/38	1/18 at 100.00	N/R	1,113,225

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center Issue Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	2,028,320

1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E, 6.250%, 10/01/31	10/11 at 101.00	BBB+	1,195,238

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured	11/11 at 101.00	BBB–	2,367,210

50	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 1999A, 5.750%, 7/01/28	1/11 at 100.00	BBB	42,927

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi Obligated Group, Series 2002B, 6.250%, 7/01/22	7/12 at 101.00	BBB	957,000

790	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31	1/12 at 101.00	A	799,820

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – FSA Insured	8/12 at 100.00	AAA	1,018,260

1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	BBB–	948,348

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – FSA Insured	1/10 at 100.50	AAA	1,470,960

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A	1,971,660

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A	1,878,820

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	7/17 at 100.00	BBB–	1,573,962
1,000	5.000%, 7/15/37	7/17 at 100.00	BBB–	743,570

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	873,362

3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2004A, 6.375%, 7/01/34	7/14 at 100.00	BB	2,252,280

105	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 2001C, 5.750%, 7/01/32	7/11 at 101.00	AA	107,965

375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2001C, 6.625%, 7/01/32	7/11 at 100.00	BBB+	377,423

2,565	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	2,167,322
33,825	Total Health Care			28,554,157

	Housing/Multifamily – 6.3%

1,115	Framingham Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Refunding Bonds, Beaver Terrace Apartments, Series 2000A, 6.350%, 2/20/32	8/10 at 105.00	Aaa	1,245,265

2,145	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	AAA	1,959,179

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$2,700	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House Apartments, Series 1999, 7.000%, 12/01/31	12/09 at 102.00	N/R	$2,391,741

530	Massachusetts Housing Finance Agency, Housing Bonds, Series 2006A, 5.100%, 12/01/37 (Alternative Minimum Tax)	6/15 at 100.00	AA–	485,565

500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	490,015

950	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 – NPFG Insured	1/10 at 100.00	Aaa	953,867
7,940	Total Housing/Multifamily			7,525,632

	Housing/Single Family – 1.2%

1,120	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 15.116%, 12/01/33 (IF)	6/18 at 100.00	Aa2	1,164,430

285	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	264,312
1,405	Total Housing/Single Family			1,428,742

	Industrials – 0.6%

450	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	396,383

400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	394,628
850	Total Industrials			791,011

	Long-Term Care – 7.5%

1,500	Massachusetts Development Finance Agency, Human Service Provider Revenue Bonds, Seven Hills Foundation and Affiliates Issue, Series 2005, 5.000%, 9/01/35 – RAAI Insured	9/15 at 100.00	BBB–	1,252,170

4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/12 at 102.00	N/R	2,952,776

50	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	7/11 at 102.00	BBB–	49,853

1,790	Massachusetts Development Finance Authority, Revenue Bonds, May Institute, Series 1999, 5.750%, 9/01/24 – RAAI Insured	9/09 at 102.00	BBB–	1,667,439

590	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cable Housing and Health Services, Series 1993A, 5.625%, 7/01/13 – NPFG Insured	1/10 at 100.00	Baa1	590,460

610	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	1/11 at 101.00	BBB–	569,356

2,020	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Taunton LP, Series 1999, 5.500%, 6/20/40 (Alternative Minimum Tax)	12/09 at 102.00	AAA	1,947,300
10,780	Total Long-Term Care			9,029,354

	Tax Obligation/General – 6.1%

500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	A1	533,145

850	Beverly, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	A1	918,612

1,000	Erving, Massachusetts, General Obligation Bonds, Series 2002, 5.500%, 6/15/16	6/12 at 101.00	A	1,060,520

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/General (continued)

$1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – FSA Insured	2/13 at 101.00	AAA		$1,015,940

2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AAA		3,069,500

690	Westfield, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 8/01/19 – AMBAC Insured	8/14 at 100.50	A–		749,940
6,540	Total Tax Obligation/General				7,347,657

	Tax Obligation/Limited – 5.7%

680	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	5/13 at 100.00	A		686,297

395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A		406,893

815	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	A1		810,672

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
1,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	A1		1,126,424
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	A1		1,231,841

670	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A		736,343

1,650	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured	No Opt. Call	Aa3		1,840,047
6,360	Total Tax Obligation/Limited				6,838,517

	Transportation – 6.2%

3,835	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/24 – NPFG Insured	7/13 at 100.00	AA–		3,913,771

1,800	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A		1,631,538

3,525	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	N/R		1,893,489
9,160	Total Transportation				7,438,798

	U.S. Guaranteed – 4.3% (4)

90	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured	2/11 at 100.00	Aa3	(4)	95,425

75	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Bonds, Series 2006, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	Aa2	(4)	88,055

50	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 101.00	A–	(4)	59,487

630	Massachusetts Health and Educational Facilities Authority, FHA-Insured Revenue Bonds, Malden Hospital, Series 1982A, 5.000%, 8/01/16 (Pre-refunded 8/01/10)	8/10 at 100.00	AAA		648,982

210	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group, Series 2002, 6.000%, 7/01/31 (Pre-refunded 1/01/12)	1/12 at 101.00	A	(4)	235,918

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R	(4)	662,670

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (continued)

$2,830	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Winchester Hospital, Series 2000E, 6.750%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 101.00	N/R	(4)	$3,002,715

330	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	1/10 at 100.00	AAA		417,638
4,815	Total U.S. Guaranteed				5,210,890

	Utilities – 4.9%

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – NPFG Insured	1/12 at 101.00	A		1,005,790

500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Mandatory put 5/01/19)	No Opt. Call	A–		519,760

1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/09 at 101.00	BBB		864,680

2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – FGIC Insured	7/14 at 100.00	A		2,511,000

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.300%, 7/01/18	1/01/10 at 100.50	N/R		933,910
6,000	Total Utilities				5,835,140

	Water and Sewer – 3.6%

60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/13 at 100.00	AAA		63,502

380	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA		401,485

2,080	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/29 – NPFG Insured	8/17 at 100.00	AA+		2,173,912

1,125	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+		922,039

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB–		765,624
4,405	Total Water and Sewer				4,326,562
$124,770	Total Investments (cost $122,000,991) – 97.4%				116,912,118
	Other Assets Less Liabilities – 2.6%				3,075,797
	Net Assets – 100%				$119,987,915

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 8.6%

$865	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A2	$820,548

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B, 5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa1	1,253,190

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	875,212

1,790	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	1,836,236

1,000	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AAA	1,024,560

1,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds Lesley University Issue, Series A (2009), 5.000%, 7/01/29 – AGC Insured	No Opt. Call	AAA	1,028,900

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of Massachusetts, Series 2005D, 5.250%, 10/01/24 – FGIC Insured	10/14 at 100.00	A+	1,034,160
8,050	Total Education and Civic Organizations			7,872,806

	Health Care – 11.4%

2,000	Boston, Massachusetts, Special Obligation Bonds, Boston Medical Center, Series 2002, 5.000%, 8/01/18 – NPFG Insured	8/12 at 100.00	AA+	2,066,160

250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program, Series 1998B-1, 5.375%, 2/01/28 – MBIA Insured	8/18 at 100.00	A	236,168

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Capital Asset Program, Series 1998B-2, 5.000%, 2/01/25 – MBIA Insured	8/18 at 100.00	A	462,935

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 – NPFG Insured	7/18 at 100.00	A	952,380

1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 – MBIA Insured	1/10 at 101.00	A	991,606

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2002, 5.125%, 8/01/22 – FSA Insured	8/12 at 100.00	AAA	1,018,260

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A	1,380,162

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	1,267,440

2,060	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – NPFG Insured	1/10 at 100.00	A	2,062,760
10,810	Total Health Care			10,437,871

	Housing/Multifamily – 4.9%

1,115	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	AAA	1,018,408

190	Massachusetts Housing Finance Agency, Housing Development Revenue Bonds, Series 1998A, 5.375%, 6/01/16 – NPFG Insured (Alternative Minimum Tax)	12/09 at 100.50	A	188,965

610	Massachusetts Industrial Finance Agency, FHA-Insured Mortgage Loan Bonds, Hudner Associates Projects, Series 1997, 5.650%, 1/01/22 – NPFG Insured	1/10 at 100.00	Aaa	612,483

2,575	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/12 at 103.00	AAA	2,673,494
4,490	Total Housing/Multifamily			4,493,350

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund (continued)

August 31, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care – 6.3%

$2,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)	3/12 at 105.00	AAA	$2,547,900

3,185	Massachusetts Industrial Finance Agency, GNMA Collateralized Assisted Living Facility Revenue Bonds, Arbors at Amherst LP, Series 1997, 5.950%, 6/20/39 (Alternative Minimum Tax)	12/09 at 100.00	AA+	3,186,370
5,685	Total Long-Term Care			5,734,270

	Tax Obligation/General – 23.0%

1,520	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 2/01/17 – FSA Insured	2/13 at 101.00	AAA	1,676,378

1,265	Freetown Lakeville Regional School District, Plymouth County, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/01/15 – NPFG Insured	1/13 at 101.00	A+	1,364,884

3,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 – NPFG Insured	No Opt. Call	AA	3,516,180

1,025	Monson, Massachusetts, Unlimited Tax General Obligation School Refunding Bonds, Series 1993, 5.500%, 10/15/10 – NPFG Insured	No Opt. Call	A	1,076,568

1,250	Northampton, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 9/01/19 – NPFG Insured	9/12 at 101.00	A1	1,352,250

190	Northfield, Massachusetts, General Obligation Bonds, Series 1992, 6.350%, 10/15/09 – NPFG Insured	No Opt. Call	A	191,303

1,350	Norwell, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 2/15/25 – AMBAC Insured	No Opt. Call	AAA	1,451,102

1,230	Pioneer Valley Regional School District, Massachusetts, General Obligation Bonds, Series 2002, 5.375%, 6/15/19 – AMBAC Insured	6/12 at 101.00	Aa3	1,291,808

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
275	5.500%, 7/01/16 – FSA Insured	No Opt. Call	AAA	303,061
1,490	5.500%, 7/01/17 – FSA Insured	No Opt. Call	AAA	1,633,174
980	5.500%, 7/01/19 – FSA Insured	No Opt. Call	AAA	1,062,790
4,300	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa3	4,109,764

1,000	Tantasqua Regional School District, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 10/01/16 – FSA Insured	10/15 at 100.00	Aa3	1,139,950

220	Taunton, Massachusetts, General Obligation Bonds, Series 1991, 6.800%, 9/01/09 – NPFG Insured	No Opt. Call	A	220,000

545	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	8/11 at 100.00	A	566,070
19,640	Total Tax Obligation/General			20,955,282

	Tax Obligation/Limited – 11.7%

560	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured	5/16 at 100.00	A1	557,026

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	AAA	2,559,875

1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	A1	1,098,950

3,200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 – FSA Insured	8/15 at 100.00	AAA	3,571,392

460	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A	505,549

475	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	BBB+	382,133

2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	7/14 at 100.00	A	1,999,160
10,195	Total Tax Obligation/Limited			10,674,085

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation – 6.4%

$1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003C, 5.000%, 7/01/18 – NPFG Insured	7/13 at 100.00	AA–		$1,083,000

800	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A		725,128

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	N/R		284,695

2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 5.000%, 1/01/37 – NPFG Insured	1/10 at 100.00	A		1,883,520

2,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate Series 1999A, 5.000%, 1/01/39 – AMBAC Insured	1/10 at 100.00	AA		1,905,340
6,330	Total Transportation				5,881,683

	U.S. Guaranteed – 5.8% (4)

455	Lawrence, Massachusetts, General Obligation Bonds, Series 2001, 5.000%, 2/01/21 (Pre-refunded 2/01/11) – AMBAC Insured	2/11 at 100.00	Aa3	(4)	482,427

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – MBIA Insured	7/21 at 100.00	AAA		330,565

600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical Center Hospitals, Series 2002H, 5.375%, 5/15/19 (Pre-refunded 5/15/12) – FGIC Insured	5/12 at 100.00	N/R	(4)	662,670

435	Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds, Nuclear Project 6, Series 1993A, 5.000%, 7/01/10 – AMBAC Insured (ETM)	1/10 at 100.00	Aaa		445,684

1,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002B, 5.500%, 3/01/17 (Pre-refunded 3/01/12) – FSA Insured	3/12 at 100.00	AAA		1,100,250

2,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A	(4)	2,254,720
4,785	Total U.S. Guaranteed				5,276,316

	Utilities – 1.7%

1,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 – NPFG Insured	1/12 at 101.00	A		1,508,685

	Water and Sewer – 10.5%

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – FSA Insured	No Opt. Call	AAA		1,176,900

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,650	5.000%, 8/01/27 – NPFG Insured	8/17 at 100.00	AA+		1,752,911
750	5.000%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA+		791,063

2,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 – NPFG Insured	8/17 at 100.00	AA+		2,572,325

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:
1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AA+		1,547,700
875	4.000%, 8/01/46	8/16 at 100.00	AA+		717,141

1,000	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A+		1,031,960
9,275	Total Water and Sewer				9,590,000
$80,760	Total Investments (cost $82,019,402) – 90.3%				82,424,348
	Other Assets Less Liabilities – 9.7%				8,811,438
	Net Assets – 100%				$91,235,786

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Massachusetts Insured Municipal Bond Fund (continued)

August 31, 2009

At least 80% of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest. See Notes to Financial Statements, Footnote 1 – Insurance, for more information.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Please see the Portfolio Manager’s Comments for an expanded discussion of the affect on the Fund of changes to the ratings of certain bonds in the portfolio resulting from changes to the ratings of the underlying insurers both during the period and after period end.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

18	Nuveen Investments

Statement of Assets and Liabilities (Unaudited)

August 31, 2009

	Massachusetts	Massachusetts Insured
Assets
Investments, at value (cost $122,000,991 and $82,019,402, respectively)	$116,912,118	$82,424,348
Cash	1,394,133	7,827,409
Receivables:
Interest	1,629,831	874,508
Investments sold	20,000	—
Shares sold	449,858	383,772
Other assets	50	29
Total assets	120,405,990	91,510,066
Liabilities
Payables:
Dividends	209,935	93,584
Shares redeemed	62,694	76,957
Accrued expenses:
Management fees	62,094	43,281
12b-1 distribution and service fees	18,535	16,924
Other	64,817	43,534
Total liabilities	418,075	274,280
Net assets	$119,987,915	$91,235,786
Class A Shares
Net assets	$55,222,391	$35,520,936
Shares outstanding	5,896,654	3,530,979
Net asset value per share	$9.37	$10.06
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$9.78	$10.50
Class B Shares
Net assets	$2,585,731	$3,863,308
Shares outstanding	275,647	383,454
Net asset value and offering price per share	$9.38	$10.08
Class C Shares
Net assets	$11,591,177	$12,852,983
Shares outstanding	1,247,360	1,277,048
Net asset value and offering price per share	$9.29	$10.06
Class I Shares
Net assets	$50,588,616	$38,998,559
Shares outstanding	5,410,899	3,859,408
Net asset value and offering price per share	$9.35	$10.10
Net Assets Consist of:
Capital paid-in	$125,063,204	$89,892,564
Undistributed (Over-distribution of) net investment income	446,808	130,650
Accumulated net realized gain (loss) from investments and derivative transactions	(433,224)	807,626
Net unrealized appreciation (depreciation) of investments	(5,088,873)	404,946
Net assets	$119,987,915	$91,235,786

See accompanying notes to financial statements.

Nuveen Investments	19

Statement of Operations (Unaudited)

Six Months Ended August 31, 2009

	Massachusetts	Massachusetts Insured
Investment Income	$3,334,886	$1,946,246
Expenses
Management fees	314,822	225,416
12b-1 service fees – Class A	52,143	28,015
12b-1 distribution and service fees – Class B	12,459	18,620
12b-1 distribution and service fees – Class C	42,100	43,684
Shareholders’ servicing agent fees and expenses	38,862	23,837
Custodian’s fees and expenses	16,271	9,949
Trustees’ fees and expenses	1,748	1,269
Professional fees	6,604	5,643
Shareholders’ reports – printing and mailing expenses	18,259	12,591
Federal and state registration fees	9,527	6,411
Other expenses	1,539	1,247
Total expenses before custodian fee credit	514,334	376,682
Custodian fee credit	(155)	(80)
Net expenses	514,179	376,602
Net investment income	2,820,707	1,569,644
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	95,681	1,022
Change in net unrealized appreciation (depreciation) of investments	6,911,335	3,652,992
Net realized and unrealized gain (loss)	7,007,016	3,654,014
Net increase (decrease) in net assets from operations	$9,827,723	$5,223,658

See accompanying notes to financial statements.

20	Nuveen Investments

Statement of Changes in Net Assets (Unaudited)

	Massachusetts		Massachusetts Insured
	Six Months Ended 8/31/09	Year Ended 2/28/09	Six Months Ended 8/31/09	Year Ended 2/28/09
Operations
Net investment income	$2,820,707	$5,373,099	$1,569,644	$3,248,520
Net realized gain (loss) from:
Investments	95,681	(529,716)	1,022	417,486
Forward swaps	—	—	—	516,000
Change in net unrealized appreciation (depreciation) of:
Investments	6,911,335	(6,363,769)	3,652,992	(2,066,708)
Forward swaps	—	—	—	(44,837)
Net increase (decrease) in net assets from operations	9,827,723	(1,520,386)	5,223,658	2,070,461
Distributions to Shareholders
From net investment income:
Class A	(1,265,390)	(2,322,360)	(564,349)	(990,611)
Class B (1)	(53,318)	(108,250)	(63,956)	(146,247)
Class C	(239,474)	(443,847)	(203,018)	(379,580)
Class I (2)	(1,230,426)	(2,248,142)	(805,268)	(1,666,803)
From accumulated net realized gains:
Class A	—	(319,743)	—	(131,304)
Class B (1)	—	(13,600)	—	(21,349)
Class C	—	(54,065)	—	(56,122)
Class I (2)	—	(222,151)	—	(203,526)
Decrease in net assets from distributions to shareholders	(2,788,608)	(5,732,158)	(1,636,591)	(3,595,542)
Fund Share Transactions
Proceeds from sale of shares	12,356,474	69,953,918	11,060,645	9,481,837
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,503,225	3,054,159	1,074,683	2,464,579
	13,859,699	73,008,077	12,135,328	11,946,416
Cost of shares redeemed	(7,266,458)	(94,708,494)	(3,361,278)	(10,258,196)
Net increase (decrease) in net assets from Fund share transactions	6,593,241	(21,700,417)	8,774,050	1,688,220
Net increase (decrease) in net assets	13,632,356	(28,952,961)	12,361,117	163,139
Net assets at the beginning of period	106,355,559	135,308,520	78,874,669	78,711,530
Net assets at the end of period	$119,987,915	$106,355,559	$91,235,786	$78,874,669
Undistributed (Over-distribution of) net investment income at the end of period	$446,808	$414,709	$130,650	$197,597

   (1) Effective May 1, 2008, Class B Shares will only be issued upon exchange of Class B Shares from another Nuveen fund or for purposes of dividend reinvestment. The reinstatement privilege for Class B Shares is no longer available as of December 31, 2008.

   (2) Effective May 1, 2008, Class R Shares were renamed Class I Shares.

See accompanying notes to financial statements.

Nuveen Investments	21

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Massachusetts Municipal Bond Fund (“Massachusetts”) and Nuveen Massachusetts Insured Municipal Bond Fund (“Massachusetts Insured”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Massachusetts’ investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. The Fund invests substantially all of its assets in municipal bonds that pay interest that is exempt from regular federal and Massachusetts personal income tax. The Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB-/Baa3 or higher at the time of purchase. The Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield”, “high risk” or “junk” bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). Nuveen Asset Management (the “Adviser”) a wholly owned subsidiary of Nuveen Investment, Inc. (“Nuveen”) uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Massachusetts Insured’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. The Fund invests substantially all of its assets in municipal bonds that pay interest that is exempt from regular federal and Massachusetts personal income tax. Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. In addition, the Fund invests at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security), or municipal bonds backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). The Adviser uses a value-oriented strategy and looks for higher-yielding and undervalued insured municipal bonds that offer the potential for above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or in the absence of a pricing service for a particular investment or derivative instrument, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2009, the Funds had no such outstanding purchase commitments.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and Massachusetts state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

22	Nuveen Investments

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Insurance

Under normal circumstances, Massachusetts Insured invests at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80% test, insurers must have a claims-paying ability rated at least A at the time of purchase by at least one independent rating agency. In addition, the Fund invests at least 80% of its net assets in municipal securities that are rated at least AA at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency, or are unrated but judged to be of similar credit quality by the Adviser, or are backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series (SLGS) securities to ensure timely payment of principal and interest. Inverse floating rate securities whose underlying bonds are covered by insurance are included for purposes of the 80% test.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund’s shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund’s shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment

Nuveen Investments	23

Notes to Financial Statements (Unaudited) (continued)

in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) - Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards No. 140 (SFAS No. 140) “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.” In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) - Underlying bond of an inverse floating rate trust,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended August 31, 2009, Massachusetts invested in externally-deposited inverse floaters. The Funds did not invested in self-deposited inverse floaters during the six months ended August 31, 2009.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Resourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities. At August 31, 2009, the Funds were not invested in externally-deposited Resourse Trusts.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended August 31, 2009, were as follows:

	Massachusetts	Massachusetts Insured
Average floating rate obligations	$0	$0
Average annual interest rate and fees	0%	0%

Swap Contracts

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as “Unrealized appreciation or depreciation on forward swaps” with the change during the fiscal period recognized on the Statement of Operations as “Change in net unrealized appreciation (depreciation) of forward swaps.”

The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as “Net realized gain (loss) from forward swaps.” Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. The Funds did not invest in forward interest rate swap transactions during the six months ended August 31, 2009.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.

24	Nuveen Investments

Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of August 31, 2009:

Massachusetts	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$116,912,118	$—	$116,912,118

Massachusetts Insured	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$82,424,348	$—	$82,424,348

3. Derivative Instruments and Hedging Activities

During the current fiscal period, the Funds adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities.” This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any. The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes. The Funds did not invest in derivative instruments during the six months ended August 31, 2009.

Nuveen Investments	25

Notes to Financial Statements (Unaudited) (continued)

4. Fund Shares

Transactions in Fund shares were as follows:

	Massachusetts
	Six Months Ended 8/31/09		Year Ended 2/28/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,161,513	$10,341,104	7,343,940	$65,971,734
Class A – automatic conversion of Class B Shares	3,989	35,970	12,906	118,909
Class B	1,173	10,653	5,521	51,625
Class C	80,011	722,158	292,676	2,693,997
Class I	138,585	1,246,589	130,129	1,117,653
Shares issued to shareholders due to reinvestment of distributions:
Class A	50,726	460,809	105,327	955,645
Class B	2,254	20,504	5,503	49,914
Class C	13,907	125,360	27,477	246,751
Class I	98,915	896,552	199,237	1,801,849
	1,551,073	13,859,699	8,122,716	73,008,077
Shares redeemed:
Class A	(475,873)	(4,274,445)	(9,514,052)	(85,424,878)
Class B	(34,340)	(306,783)	(63,911)	(591,591)
Class B – automatic conversion to Class A Shares	(3,984)	(35,970)	(12,891)	(118,909)
Class C	(98,309)	(876,218)	(327,348)	(2,862,875)
Class I	(196,723)	(1,773,042)	(627,408)	(5,710,241)
	(809,229)	(7,266,458)	(10,545,610)	(94,708,494)
Net increase (decrease)	741,844	$6,593,241	(2,422,894)	$(21,700,417)

	Massachusetts Insured
	Six Months Ended 8/31/09		Year Ended 2/28/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	928,843	$9,210,420	554,971	$5,417,104
Class A – automatic conversion of Class B Shares	14,445	141,525	51,709	511,541
Class B	275	2,951	14,265	142,380
Class C	148,845	1,472,492	218,015	2,155,400
Class I	23,510	233,257	129,993	1,255,412
Shares issued to shareholders due to reinvestment of distributions:
Class A	36,258	357,233	73,945	715,151
Class B	2,609	25,714	8,946	87,365
Class C	13,375	131,751	28,826	278,937
Class I	56,669	559,985	142,245	1,383,126
	1,224,829	12,135,328	1,222,915	11,946,416
Shares redeemed:
Class A	(159,400)	(1,571,463)	(271,001)	(2,581,885)
Class B	(13,631)	(133,849)	(79,214)	(767,500)
Class B – automatic conversion to Class A Shares	(14,427)	(141,525)	(51,621)	(511,541)
Class C	(20,820)	(203,763)	(192,780)	(1,838,078)
Class I	(132,562)	(1,310,678)	(472,459)	(4,559,192)
	(340,840)	(3,361,278)	(1,067,075)	(10,258,196)
Net increase (decrease)	883,989	$8,774,050	155,840	$1,688,220

26	Nuveen Investments

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended August 31, 2009, were as follows:

	Massachusetts	Massachusetts Insured
Purchases	$7,600,809	$3,555,350
Sales and maturities	1,379,140	1,710,980

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At August 31, 2009, the cost of investments was as follows:

	Massachusetts	Massachusetts Insured
Cost of investments	$121,939,043	$81,971,144

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2009, were as follows:

	Massachusetts	Massachusetts Insured
Gross unrealized:
Appreciation	$3,485,674	$2,675,916
Depreciation	(8,512,599)	(2,222,712)
Net unrealized appreciation (depreciation) of investments	$(5,026,925)	$453,204

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 28, 2009, the Funds’ last tax year end, were as follows:

	Massachusetts	Massachusetts Insured
Undistributed net tax-exempt income*	$820,898	$397,994
Undistributed net ordinary income**	—	577,719
Undistributed net long-term capital gains	—	228,888
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 10, 2009, paid on March 2, 2009.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended February 28, 2009, was designated for purposes of the dividends paid deduction as follows:

	Massachusetts	Massachusetts Insured
Distributions from net tax-exempt income	$5,152,441	$3,169,238
Distributions from net ordinary income**	—	158,831
Distributions from net long-term capital gains	611,361	253,470
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 28, 2009, the Funds’ last tax year end, Massachusetts had unused capital loss carryforwards of $282,414 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire February 28, 2017.

Massachusetts elected to defer net realized losses from investments incurred from November 1, 2008 through February 28, 2009, the Fund’s last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October capital losses of $246,478 are treated as having arisen on the first day of the current fiscal year.

Nuveen Investments	27

Notes to Financial Statements (Unaudited) (continued)

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets (1)	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of August 31, 2009, the complex-level fee rate was .1936%.

The complex-level fee schedule is as follows:

Complex-Level Net Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser has agreed to waive fees and reimburse expenses of each Fund so that total annual Fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed .75% and .975% of the average daily net assets of any class of Fund shares of Massachusetts and Massachusetts Insured, respectively. The Adviser may also voluntarily reimburse additional expenses from time to time in either of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended August 31, 2009, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Massachusetts	Massachusetts Insured
Sales charges collected	$42,288	$33,616
Paid to financial intermediaries	36,433	29,393

28	Nuveen Investments

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended August 31, 2009, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Massachusetts	Massachusetts Insured
Commission advances	$10,492	$25,493

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended August 31, 2009, the Distributor retained such 12b-1 fees as follows:

	Massachusetts	Massachusetts Insured
12b-1 fees retained	$19,492	$22,333

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended August 31, 2009, as follows:

	Massachusetts	Massachusetts Insured
CDSC retained	$4,222	$3,050

8. New Accounting Pronouncements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 166 (SFAS No. 166)

During June 2009, the Financial Accounting Standards Board issued SFAS No. 166, “Accounting for Transfers of Financial Assets – an amendment of SFAS No. 140.” The objective of SFAS No. 166 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.

SFAS No. 166 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of SFAS No. 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of SFAS No. 166 should be applied to transfers that occurred both before and after the effective date of SFAS No. 166. At this time, management is evaluating the implications of SFAS No. 166 and the impact it will have on the financial statement amounts and disclosures, if any.

9. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 1, 2009, to shareholders of record on September 29, 2009, as follows:

	Massachusetts	Massachusetts Insured
Dividend per share:
Class A	$.0375	$.0330
Class B	.0320	.0270
Class C	.0330	.0285
Class I	.0390	.0345

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 (SFAS No. 165)

In May 2009, the Financial Accounting Standards Board issued SFAS No. 165 “Subsequent Events.” SFAS No. 165 requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. SFAS No. 165 is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS No. 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued. SFAS No. 165 is effective for interim and annual periods ending after June 15, 2009. The Funds have performed an evaluation of subsequent events through October 27, 2009, which is the date the financial statements were issued.

Nuveen Investments	29

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

MASSACHUSETTS
Year Ended February 28/29	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2010(g)	$8.81	$.22	$.56	$.78	$(.22)	$—	$(.22)	$9.37	8.96%
2009	9.34	.41	(.51)	(.10)	(.39)	(.04)	(.43)	8.81	(1.05)
2008	10.11	.39	(.74)	(.35)	(.38)	(.04)	(.42)	9.34	(3.61)
2007	10.03	.38	.07	.45	(.37)	—	(.37)	10.11	4.62
2006	10.09	.39	(.03)	.36	(.39)	(.03)	(.42)	10.03	3.65
2005	10.13	.41	(.04)	.37	(.41)	—	(.41)	10.09	3.75
Class B (3/97)
2010(g)	8.83	.19	.55	.74	(.19)	—	(.19)	9.38	8.43
2009	9.35	.34	(.50)	(.16)	(.32)	(.04)	(.36)	8.83	(1.69)
2008	10.13	.31	(.74)	(.43)	(.31)	(.04)	(.35)	9.35	(4.41)
2007	10.04	.31	.08	.39	(.30)	—	(.30)	10.13	3.96
2006	10.11	.31	(.03)	.28	(.32)	(.03)	(.35)	10.04	2.80
2005	10.15	.33	(.04)	.29	(.33)	—	(.33)	10.11	3.00
Class C (10/94)
2010(g)	8.74	.20	.54	.74	(.19)	—	(.19)	9.29	8.59
2009	9.26	.36	(.50)	(.14)	(.34)	(.04)	(.38)	8.74	(1.53)
2008	10.04	.33	(.75)	(.42)	(.32)	(.04)	(.36)	9.26	(4.27)
2007	9.95	.33	.08	.41	(.32)	—	(.32)	10.04	4.19
2006	10.02	.33	(.03)	.30	(.34)	(.03)	(.37)	9.95	3.01
2005	10.06	.35	(.04)	.31	(.35)	—	(.35)	10.02	3.21
Class I (12/86)(f)
2010(g)	8.80	.23	.55	.78	(.23)	—	(.23)	9.35	8.96
2009	9.32	.43	(.50)	(.07)	(.41)	(.04)	(.45)	8.80	(.74)
2008	10.09	.41	(.74)	(.33)	(.40)	(.04)	(.44)	9.32	(3.45)
2007	10.01	.40	.07	.47	(.39)	—	(.39)	10.09	4.81
2006	10.07	.41	(.03)	.38	(.41)	(.03)	(.44)	10.01	3.84
2005	10.11	.42	(.04)	.38	(.42)	—	(.42)	10.07	3.95

30	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$55,222.91		%*	.91	%*	4.89	%*	.91	%*	.91	%*	4.89	%*	.91	%*	.91	%*	4.89	%*	1%
45,433.91			.91		4.47		.91		.91		4.47		.90		.90		4.48		20
67,297.88			.88		3.90		.88		.88		3.90		.87		.87		3.90		12
102,045.87			.87		3.82		.87		.87		3.82		.85		.85		3.84		4
72,519.88			.88		3.86		.88		.88		3.86		.86		.86		3.87		9
45,302.91			.91		4.06		.91		.91		4.06		.91		.91		4.06		11

2,586	1.66	*	1.66	*	4.15	*	1.66	*	1.66	*	4.15	*	1.66	*	1.66	*	4.15	*	1
2,741	1.67		1.67		3.71		1.67		1.67		3.71		1.66		1.66		3.72		20
3,519	1.63		1.63		3.15		1.63		1.63		3.15		1.63		1.63		3.15		12
5,989	1.62		1.62		3.07		1.62		1.62		3.07		1.60		1.60		3.09		4
5,989	1.64		1.64		3.09		1.64		1.64		3.09		1.62		1.62		3.11		9
7,300	1.66		1.66		3.30		1.66		1.66		3.30		1.65		1.65		3.31		11

11,591	1.46	*	1.46	*	4.34	*	1.46	*	1.46	*	4.34	*	1.46	*	1.46	*	4.35	*	1
10,944	1.47		1.47		3.91		1.47		1.47		3.91		1.46		1.46		3.92		20
11,661	1.44		1.44		3.35		1.44		1.44		3.35		1.43		1.43		3.36		12
11,853	1.42		1.42		3.27		1.42		1.42		3.27		1.40		1.40		3.29		4
12,160	1.44		1.44		3.30		1.44		1.44		3.30		1.42		1.42		3.32		9
11,160	1.46		1.46		3.50		1.46		1.46		3.50		1.45		1.45		3.51		11

50,589.71		*	.71	*	5.10	*	.71	*	.71	*	5.10	*	.71	*	.71	*	5.10	*	1
47,238.72			.72		4.67		.72		.72		4.67		.71		.71		4.68		20
52,832.69			.69		4.10		.69		.69		4.10		.68		.68		4.11		12
60,022.67			.67		4.02		.67		.67		4.02		.65		.65		4.04		4
61,177.68			.68		4.05		.68		.68		4.05		.67		.67		4.06		9
63,379.71			.71		4.25		.71		.71		4.25		.70		.70		4.26		11
*	Annualized
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	Each Ratio of Expenses Including Interest to Average Net Assets in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the six months ended August 31, 2009.

See accompanying notes to financial statements.

Nuveen Investments	31

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

MASSACHUSETTS INSURED
Year Ended February 28/29	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (9/94)
2010(g)	$9.64	$.19	$.43	$.62	$(.20)	$—	$(.20)	$10.06	6.47%
2009	9.80	.40	(.12)	.28	(.39)	(.05)	(.44)	9.64	2.94
2008	10.37	.39	(.53)	(.14)	(.38)	(.05)	(.43)	9.80	(1.42)
2007	10.37	.39	.02	.41	(.38)	(.03)	(.41)	10.37	4.12
2006	10.44	.40	(.04)	.36	(.39)	(.04)	(.43)	10.37	3.48
2005	10.72	.41	(.21)	.20	(.42)	(.06)	(.48)	10.44	1.95
Class B (3/97)
2010(g)	9.65	.15	.44	.59	(.16)	—	(.16)	10.08	6.18
2009	9.82	.32	(.12)	.20	(.32)	(.05)	(.37)	9.65	2.04
2008	10.38	.31	(.51)	(.20)	(.31)	(.05)	(.36)	9.82	(2.07)
2007	10.38	.31	.03	.34	(.31)	(.03)	(.34)	10.38	3.33
2006	10.45	.32	(.04)	.28	(.31)	(.04)	(.35)	10.38	2.70
2005	10.73	.33	(.21)	.12	(.34)	(.06)	(.40)	10.45	1.19
Class C (9/94)
2010(g)	9.64	.16	.43	.59	(.17)	—	(.17)	10.06	6.18
2009	9.81	.34	(.12)	.22	(.34)	(.05)	(.39)	9.64	2.26
2008	10.37	.33	(.52)	(.19)	(.32)	(.05)	(.37)	9.81	(1.90)
2007	10.36	.33	.03	.36	(.32)	(.03)	(.35)	10.37	3.62
2006	10.44	.34	(.05)	.29	(.33)	(.04)	(.37)	10.36	2.78
2005	10.71	.35	(.20)	.15	(.36)	(.06)	(.42)	10.44	1.46
Class I (12/86)(f)
2010(g)	9.68	.20	.43	.63	(.21)	—	(.21)	10.10	6.54
2009	9.84	.42	(.12)	.30	(.41)	(.05)	(.46)	9.68	3.12
2008	10.41	.41	(.53)	(.12)	(.40)	(.05)	(.45)	9.84	(1.24)
2007	10.40	.41	.03	.44	(.40)	(.03)	(.43)	10.41	4.39
2006	10.47	.42	(.04)	.38	(.41)	(.04)	(.45)	10.40	3.64
2005	10.75	.43	(.21)	.22	(.44)	(.06)	(.50)	10.47	2.12

32	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets Before Credit/ Reimbursement						Ratios to Average Net Assets After Reimbursement(c)						Ratios to Average Net Assets After Credit/ Reimbursement(d)
Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$35,521.90		%*	.90	%*	3.82	%*	.90	%*	.90	%*	3.82	%*	.90	%*	.90	%*	3.82	%*	2%
26,123.98			.89		4.05		.98		.89		4.05		.96		.87		4.06		20
22,561	1.08		.90		3.79		1.08		.90		3.79		1.06		.88		3.80		18
20,958	1.06		.89		3.75		1.06		.89		3.75		1.05		.88		3.76		6
24,153.90			.90		3.79		.90		.90		3.79		.89		.89		3.81		14
21,233.91			.91		3.95		.91		.91		3.95		.90		.90		3.95		26

3,863	1.64	*	1.64	*	3.10	*	1.64	*	1.64	*	3.10	*	1.64	*	1.64	*	3.10	*	2
3,944	1.73		1.64		3.28		1.73		1.64		3.28		1.71		1.62		3.30		20
5,068	1.83		1.65		3.04		1.83		1.65		3.04		1.81		1.63		3.05		18
5,635	1.81		1.64		3.00		1.81		1.64		3.00		1.80		1.63		3.02		6
6,121	1.65		1.65		3.04		1.65		1.65		3.04		1.64		1.64		3.05		14
6,759	1.66		1.66		3.20		1.66		1.66		3.20		1.65		1.65		3.20		26

12,853	1.45	*	1.45	*	3.28	*	1.45	*	1.45	*	3.28	*	1.45	*	1.45	*	3.28	*	2
10,949	1.53		1.44		3.49		1.53		1.44		3.49		1.51		1.42		3.51		20
10,608	1.63		1.45		3.24		1.63		1.45		3.24		1.61		1.43		3.25		18
8,700	1.61		1.44		3.21		1.61		1.44		3.21		1.60		1.43		3.22		6
9,895	1.45		1.45		3.24		1.45		1.45		3.24		1.44		1.44		3.25		14
11,981	1.46		1.46		3.40		1.46		1.46		3.40		1.45		1.45		3.40		26

38,999.70		*	.70	*	4.05	*	.70	*	.70	*	4.05	*	.69	*	.69	*	4.05	*	2
37,858.78			.69		4.24		.78		.69		4.24		.76		.67		4.26		20
40,474.88			.70		3.99		.88		.70		3.99		.86		.68		4.00		18
45,501.86			.69		3.96		.86		.69		3.96		.85		.68		3.97		6
48,685.70			.70		3.99		.70		.70		3.99		.69		.69		4.00		14
50,432.71			.71		4.15		.71		.71		4.15		.70		.70		4.15		26
*	Annualized
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	Each Ratio of Expenses Including Interest to Average Net Assets in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(f)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(g)	For the six months ended August 31, 2009.

See accompanying notes to financial statements.

Nuveen Investments	33

Annual Investment Management Agreement Approval Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or “interested persons” of any parties (the “Independent Board Members”), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund’s board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 27-29, 2009 (the “May Meeting”), the Boards of Trustees (each a “Board” and each Trustee, a “Board Member”) of the Funds, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreements (each an “Advisory Agreement”) between each Fund and Nuveen Asset Management (“NAM”) for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2009 (the “April Meeting”). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreements, the Independent Board Members reviewed a broad range of information relating to the Funds and NAM, including absolute performance, fee and expense information for the Funds as well as comparative performance, fee and expense information for a comparable peer group of funds, the performance information of recognized and/or customized benchmarks (as applicable) of the Funds, the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries other than Winslow Capital Management, Inc. (“Winslow Capital”), which was recently acquired in December 2008), and other information regarding the organization, personnel, and services provided by NAM. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreements, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of NAM, its services and the Funds resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreements. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of NAM’s services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, NAM’s organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In reviewing the services provided and the initiatives undertaken during the past year, the Independent Board Members recognized the severe market turmoil experienced in the capital markets during recent periods, including sustained periods of high volatility, credit disruption and government intervention. The Independent Board Members considered NAM’s efforts, expertise and other actions taken to address matters as they arose that impacted the Funds. The Independent Board Members recognized the role of the Investment Services group which, among other things, monitors the various positions throughout the Nuveen fund complex to identify and address any systematic risks. In addition, the Capital Markets Committee of NAM provides a multi-departmental venue for developing new policies to mitigate any risks. The Independent Board Members further recognized NAM’s continuous review of the Nuveen funds’ investment strategies and mandates in seeking to continue to refine and improve the investment process for the funds, particularly in light of market conditions. In this regard, the Independent Board Members noted the changes recommended by NAM to various investment mandates for the Nuveen funds in seeking to take advantage of market opportunities and to improve the tools available for managing liquidity and market exposure; the establishment of a team responsible for coordinating the handling of large trades in or out of the Nuveen funds; and the ongoing monitoring of investment management processes.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of NAM’s investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Funds, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate NAM’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members considered NAM’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures.

34	Nuveen Investments

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the respective Funds under the Advisory Agreements were satisfactory.

B. The Investment Performance of the Funds and NAM

The Board considered the investment performance of each Fund, including the Fund’s historic performance as well as its performance compared to funds with similar investment objectives (the “Performance Peer Group”) based on data provided by an independent provider of mutual fund data as well as recognized and/or customized benchmarks (as applicable). The Independent Board Members reviewed performance information including, among other things, total return information compared with the Fund’s Performance Peer Group and recognized and/or customized benchmarks (as applicable) for the quarter-, one-, three- and five-year periods (as applicable) ending December 31, 2008 and for the same periods (as applicable) ending March 31, 2009. The Independent Board Members also reviewed performance information of the Nuveen municipal funds managed by NAM in the aggregate ranked by peer group and the performance of such funds, in the aggregate, relative to their benchmark. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In comparing a fund’s performance with that of its Performance Peer Group, the Independent Board Members took into account that the closest Performance Peer Group in certain instances may not adequately reflect the respective fund’s investment objectives and strategies thereby hindering a meaningful comparison of the fund’s performance with that of the Performance Peer Group. The Independent Board Members further considered the performance of the Funds in the context of the volatile market conditions during the past year, and their impact on various asset classes and the portfolio management of the Funds.

Based on their review and factoring in the severity of market turmoil in 2008, the Independent Board Members determined that each Fund’s investment performance over time had been satisfactory.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as compared to the fee and expenses of a comparable universe of unaffiliated funds based on data provided by an independent fund data provider (the “Peer Universe”) and in certain cases, to a more focused subset of funds in the Peer Universe (the “Peer Group”).

The Independent Board Members further reviewed data regarding the construction of the applicable Peer Universe and Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as the asset level of a fund relative to peers, the size and particular composition of the Peer Universe or Peer Group, the investment objectives of the peers, expense anomalies, changes in the funds comprising the Peer Universe or Peer Group from year to year, levels of reimbursement and the timing of information used may impact the comparative data, thereby limiting the ability to make a meaningful comparison. The Independent Board Members also considered, among other things, the differences in the states reflected in the respective Peer Group. In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees and net total expense ratio were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such other clients include NAM’s municipal separately managed accounts. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Nuveen

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen’s wholly-owned affiliated sub-advisers other than Winslow Capital) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2008. In addition, the Independent Board Members reviewed information regarding the

Nuveen Investments	35

Annual Investment Management Agreement Approval Process (continued)

financial results of Nuveen for 2008 based on its Form 8-K filed on March 31, 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business.

Based on their review, the Independent Board Members concluded that Nuveen’s level of profitability for its advisory activities was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to NAM by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits NAM may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. While economies of scale result when costs can be spread over a larger asset base, the Independent Board Members also recognized that the asset levels generally declined in 2008 due to, among other things, the market downturn. Accordingly, for funds with a reduction in assets under management, advisory fee levels may have increased as breakpoints in the fee schedule were no longer surpassed.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex generally are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. Generally, the complex-wide pricing reduces Nuveen’s revenue because total complex fund assets have consistently grown in prior years. As noted, however, total fund assets declined in 2008 resulting in a smaller downward adjustment of revenues due to complex-wide pricing compared to the prior year.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits NAM or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered, among other things, any sales charges, distribution fees and shareholder services fees received and retained by the Funds’ principal underwriter, an affiliate of NAM, which includes fees received pursuant to any 12b-1 plan. The Independent Board Members, therefore, considered the 12b-1 fees retained by Nuveen during the last calendar year.

In addition to the above, the Independent Board Members considered whether NAM received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to NAM in managing the assets of the Funds and other clients. The Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating “commissions,” NAM intends to comply with the applicable safe harbor provisions.

36	Nuveen Investments

Based on their review, the Independent Board Members concluded that any indirect benefits received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreements are fair and reasonable, that NAM’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments	37

Notes

38	Nuveen Investments

Notes

Nuveen Investments	39

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

40	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	41

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions

for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $128 billion of assets on June 30, 2009.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at www.nuveen.com/mf

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Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-MA-0809D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date November 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date November 6, 2009

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date November 6, 2009